UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

            New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                         New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:  August 31

Date of reporting period:  August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

August 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our four comprehensive factor equity ETFs for fiscal year ended August 31, 2017.

The global economy witnessed several positive trends during the reporting period — strong corporate earnings, increasing political stability in Europe, and overall positive investor sentiment. The U.S. economy has been upbeat, even as investors re-evaluated their optimism on Trump trades1. The Eurozone picked up momentum despite concerns related to the impact of the Brexit2 referendum, populist tides in the form of the Italian referendum, and the French and Dutch elections. Surprisingly, emerging markets powered ahead of developed markets, strengthened by the recent U.S. dollar weakness and rebounding commodity prices. In addition, strong economic data, foreign inflows, and corporate earnings growth boosted emerging market equities.

In the U.S., most macroeconomic indicators, such as gross domestic product (GDP) and consumer confidence, rebounded toward the end of the reporting period. Meanwhile, post-election optimism was slowly replaced by concerns over protectionism and policy implementation. However, U.S. equity indices reached new all-time highs on a robust earnings season and positive labor market developments. Meanwhile, the U.S. Federal Reserve Board continued to calibrate its interest rate strategy amid full employment and low inflation. U.S. dollar weakness also came under global spotlight amid rising tensions with North Korea and policy instability in the U.S.

As populist tides receded in Europe, aggregate growth figures across the Eurozone improved, consumer confidence reached new highs and the euro strengthened. European equities delivered robust returns following a relief rally after President Emmanuel Macron’s victory in the French presidential election. The European Central Bank has been considering slowly phasing out its stimulus program, while keeping an eye on euro volatility and inflation. In the U.K., a weak British pound and soft economic data added to its existing woes of a minority government after June’s snap elections3.

Japan’s economy powered ahead as increased consumption fueled higher-than-expected GDP growth. The labor market showed signs of a recovery toward the end of the reporting period. On the other side, the Japanese yen surged, as risks with North Korea re-emerged. Emerging markets continued to advance supported by reassuring growth in China, reflation trades and stimulating fiscal policy initiatives.

Improving economic activity led the synchronized recovery across the globe, and major central banks are looking at steadily tapering their monetary policies, albeit cautiously, weighing in inflation. In this environment of moderate growth, coupled with low inflation and low interest rates, diversifying factors may be a better positioning than pursuing a single-factor approach. Whether markets remain relatively calm or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns and mitigates the need to try and time a particular market cycle.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The terms “Trump trade” or “Trump rally” describe the strong movements in various asset prices in the weeks and months following the U.S. elections of November 2016.

2 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

3 A snap election is an election called earlier than expected. Generally it refers to an election in a parliamentary system called when not required (either by law or convention), usually to capitalize on a unique electoral opportunity or to decide a pressing issue.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers FTSE Developed Ex US Comprehensive Factor ETF (DEEF)

The Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the DEEF Index). The DEEF index is designed to provide exposure to developed international equities (except the United States) based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2017, DEEF shares returned 15.16%, compared to the DEEF Index return of 15.99%.

All sectors contributed positively to performance, with the greatest contribution coming from Materials, Industrials and Financials. From a geographical perspective, Japan, Germany and France were the main positive contributors, while New Zealand contributed negatively to performance.

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

The Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the DEMG Index). The DEMG index is designed to provide exposure to emerging market equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2017, DEMG shares returned 16.56%, compared to the DEMG Index return of 18.54%.

All sectors contributed positively to performance, with the greatest contribution coming from Financials, Materials and Industrials. From a geographical perspective, China, Taiwan and South Africa were the main positive contributors, while Qatar and the Philippines contributed negatively to performance. The Fund invested in futures contracts during the period to gain exposure to the Indian markets, contributing positively to performance.

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

The Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS index is designed to provide exposure to large-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2017, DEUS shares returned 12.75%, compared to the DEUS Index return of 13.06%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Industrials and Financials, while Consumer Staples, Real Estate and Telecommunication Services contributed negatively. The Fund invested in futures contracts during the period to to simulate investment in the Underlying Index, contributing positively to performance.

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

The Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the DESC Index). The DESC index is designed to provide exposure to small-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2017, DESC shares returned 13.72%, compared to the DESC Index return of 14.05%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology sectors. The Energy sector was the only negative contributor to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-cap equity securities from developed markets (except the United States). The Underlying Index consists of issuers from the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Performance as of 8/31/17

Average Annual Total Returns
	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	15.16%	15.34%	15.99%	17.85%
Since Inception[1]	10.23%	10.58%	11.15%	10.07%

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	15.16%	15.34%	15.99%	17.85%
Since Inception[1]	18.85%	19.51%	20.61%	18.54%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 30, 2016, was 0.36%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/17

Industrials	20.1%
Materials	16.0%
Consumer Discretionary	15.8%
Financials	10.8%
Real Estate	9.8%
Consumer Staples	8.3%
Information Technology	5.8%
Utilities	4.7%
Health Care	4.2%
Energy	2.5%
Telecommunication Services	2.0%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/17 (7.9% of Net Assets)

Description	% of Net Assets
3i Group PLC (United Kingdom)	1.2%
Industrivarden AB (Sweden)	1.1%
Investor AB (Sweden)	0.9%
Dexus (Australia)	0.8%
Link (Hong Kong)	0.8%
Mirvac Group (Australia)	0.7%
Johnson Matthey PLC (United Kingdom)	0.6%
Asahi Kasei Corp. (Japan)	0.6%
Suzuki Motor Corp. (Japan)	0.6%
Cie Generale des Etablissements Michelin (France)	0.6%

Country Diversification* as of 8/31/17

Japan	25.5%
United Kingdom	12.5%
Australia	9.6%
Canada	6.4%
France	5.7%
Germany	5.5%
Sweden	5.4%
Hong Kong	4.2%
Switzerland	4.1%
South Korea	3.0%
Singapore	2.3%
Finland	2.2%
Other	13.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Performance as of 8/31/17

Average Annual Total Returns
	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	16.56%	16.71%	18.54%	22.51%
Since Inception[1]	14.40%	14.67%	16.88%	22.28%

Cumulative Total Returns
	Net Asset Value	Market Value	FTSE Emerging Comprehensive Factor Index	FTSE Emerging Net Tax (US RIC) Index
One Year	16.56%	16.71%	18.54%	22.51%
Since Inception[1]	20.24%	20.63%	23.83%	31.73%

1 Total returns are calculated based on the commencement of operations, 4/19/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 30, 2016, was 0.50%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (DEMG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 4/19/16.

Sector Diversification* as of 8/31/17

Financials	14.0%
Industrials	13.7%
Materials	13.0%
Information Technology	11.2%
Consumer Staples	9.8%
Consumer Discretionary	9.7%
Utilities	8.7%
Energy	7.4%
Real Estate	6.3%
Telecommunication Services	4.4%
Health Care	1.8%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/17 (9.2% of Net Assets)

Description	% of Net Assets
Lite-On Technology Corp. (Taiwan)	1.2%
Bidvest Group Ltd. (South Africa)	1.2%
Foxconn Technology Co. Ltd. (Taiwan)	1.2%
Barloworld Ltd. (South Africa)	1.1%
Equatorial Energia SA (Brazil)	0.8%
MOL Hungarian Oil & Gas PLC (Hungary)	0.8%
Clicks Group Ltd. (South Africa)	0.8%
Itausa — Investimentos Itau SA (Brazil)	0.7%
Sappi Ltd. (South Africa)	0.7%
Imperial Holdings Ltd. (South Africa)	0.7%

Country Diversification* as of 8/31/17

Taiwan	20.4%
South Africa	14.7%
China	13.1%
Brazil	8.4%
Mexico	5.7%
Malaysia	5.3%
Thailand	4.9%
Russia	4.4%
Hong Kong	4.3%
Chile	3.7%
Turkey	3.2%
Poland	2.4%
Other	9.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style factors of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/17

Average Annual Total Returns
	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	12.75%	12.66%	13.06%	16.16%
Since Inception[1]	11.79%	11.78%	12.08%	12.28%

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	12.75%	12.66%	13.06%	16.16%
Since Inception[1]	21.84%	21.83%	22.40%	22.79%

1 Total returns are calculated based on the commencement of operations, 11/24/15 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 30, 2016, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 11/24/15.

Sector Diversification* as of 8/31/17

Industrials	18.2%
Financials	17.6%
Consumer Discretionary	17.0%
Information Technology	13.8%
Health Care	9.7%
Utilities	6.1%
Materials	5.8%
Real Estate	4.9%
Consumer Staples	4.2%
Money Market Fund	1.7%
Energy	0.7%
Telecommunication Services	0.3%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/17 (6.9% of Net Assets)

Description	% of Net Assets
Baxter International, Inc.	1.0%
Everest Re Group Ltd.	0.8%
Corning, Inc.	0.8%
Lear Corp.	0.7%
NVR, Inc.	0.6%
Equity Residential	0.6%
Delphi Automotive PLC	0.6%
Darden Restaurants, Inc.	0.6%
eBay, Inc.	0.6%
Progressive Corp.	0.6%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

9

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of 8/31/17

Average Annual Total Returns
	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	13.72%	13.94%	14.05%	14.91%
Since Inception[1]	22.12%	22.32%	22.47%	25.85%

Cumulative Total Returns
	Net Asset Value	Market Value	Russell 2000 Comprehensive Factor Index	Russell 2000 Index Total Return
One Year	13.72%	13.94%	14.05%	14.91%
Since Inception[1]	26.55%	26.79%	26.97%	31.11%

1 Total returns are calculated based on the commencement of operations, 6/28/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 30, 2016, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (DESC) (Continued)

11

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 6/28/16.

Sector Diversification* as of 8/31/17

Financials	30.3%
Industrials	19.2%
Consumer Discretionary	15.7%
Information Technology	10.3%
Health Care	6.9%
Real Estate	6.0%
Materials	4.2%
Consumer Staples	2.6%
Utilities	1.9%
Energy	1.7%
Telecommunication Services	1.2%

Total	100.0%

Ten Largest Equity Holdings as of 8/31/17 (3.2% of Net Assets)

Description	% of Net Assets
Argan, Inc.	0.4%
Bob Evans Farms, Inc.	0.4%
Walker & Dunlop, Inc.	0.3%
Hooker Furniture Corp.	0.3%
Wabash National Corp.	0.3%
John B Sanfilippo & Son, Inc.	0.3%
Benchmark Electronics, Inc.	0.3%
NMI Holdings, Inc.	0.3%
RPX Corp.	0.3%
Federal Agricultural Mortgage Corp.	0.3%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 43.

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$1,128.80	0.35%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$1,107.70	0.50%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,036.10	0.19%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$999.50	0.30%	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

August 31, 2017

	Number of Shares	Value
COMMON STOCKS — 99.6%
Australia — 9.6%
Adelaide Brighton Ltd.	2,955	$13,477
AGL Energy Ltd.	1,384	26,334
Alumina Ltd. (a)	1,483	2,494
Amcor Ltd.	1,966	25,121
Ansell Ltd.	1,603	27,742
APA Group (b)	2,030	14,265
Aristocrat Leisure Ltd.	3,604	60,515
ASX Ltd.	692	30,012
Aurizon Holdings Ltd.	6,425	25,276
AusNet Services	10,910	15,057
Australia & New Zealand Banking Group Ltd.	97	2,262
Bendigo & Adelaide Bank Ltd.	218	2,066
BHP Billiton Ltd.	75	1,629
BlueScope Steel Ltd.	250	2,155
Boral Ltd.	3,009	15,919
Brambles Ltd.	1,450	10,707
Caltex Australia Ltd.	1,439	38,109
Challenger Ltd.	1,428	14,203
CIMIC Group Ltd.	152	5,069
Coca-Cola Amatil Ltd.	2,350	15,004
Cochlear Ltd.	284	35,187
Computershare Ltd.	1,856	20,683
Crown Resorts Ltd.	909	8,363
CSL Ltd.	185	18,858
CSR Ltd.	8,197	26,266
Dexus REIT	16,931	128,782
Downer EDI Ltd.	4,020	22,702
DuluxGroup Ltd.	1,791	9,432
Flight Centre Travel Group Ltd. (a)	52	1,994
Goodman Group REIT	11,743	77,213
GPT Group REIT	15,268	60,549
Harvey Norman Holdings Ltd. (a)	3,538	11,449
Healthscope Ltd.	1,779	2,455
Incitec Pivot Ltd.	4,559	12,041
Insurance Australia Group Ltd.	988	5,023
IOOF Holdings Ltd.	921	8,072
LendLease Group (b)	2,558	33,639
Macquarie Atlas Roads Group (b)	2,756	12,416
Macquarie Group Ltd.	209	14,389
Magellan Financial Group Ltd.	208	4,080
Medibank Pvt Ltd.	11,305	27,258
Metcash Ltd.	11,304	24,387
Mirvac Group REIT	62,513	115,031
National Australia Bank Ltd.	44	1,054
Newcrest Mining Ltd.	129	2,338
Nufarm Ltd.	329	2,325
Oil Search Ltd.	393	2,092
Orica Ltd.	2,317	37,361
Origin Energy Ltd.*	560	3,398
Orora Ltd.	13,513	33,225
OZ Minerals Ltd.	307	1,975
Perpetual Ltd.	385	16,777
Platinum Asset Management Ltd.	229	1,083
Qantas Airways Ltd.	909	4,124
QBE Insurance Group Ltd.	1,031	8,537

	Number of Shares	Value
Australia (Continued)
Ramsay Health Care Ltd.	372	$20,155
REA Group Ltd.	108	5,679
Scentre Group REIT	17,919	54,860
SEEK Ltd.	878	11,664
Shopping Centres Australasia Property Group REIT	8,523	15,075
Sonic Healthcare Ltd.	1,986	34,497
Star Entertainment Group Ltd.	1,042	4,298
Stockland REIT	11,974	42,072
Suncorp Group Ltd.	263	2,718
Sydney Airport (b)	471	2,764
Tabcorp Holdings Ltd.	5,614	18,301
Tatts Group Ltd.	3,602	11,742
Telstra Corp. Ltd.	1,351	3,933
Transurban Group (b)	306	2,951
Treasury Wine Estates Ltd.	648	7,442
Vicinity Centres REIT	9,185	19,087
Wesfarmers Ltd.	484	16,361
Westfield Corp. REIT	3,176	18,716
Westpac Banking Corp.	63	1,563
Woodside Petroleum Ltd.	1,253	28,652
Woolworths Ltd.	1,087	22,416

		1,486,920

Austria — 0.4%
ANDRITZ AG	174	9,456
Erste Group Bank AG*	31	1,308
OMV AG	404	23,194
Telekom Austria AG*	757	7,276
Vienna Insurance Group AG Wiener Versicherung Gruppe	63	1,858
voestalpine AG	482	24,979

		68,071

Belgium — 1.2%
Ackermans & van Haaren NV	52	8,730
Ageas	96	4,452
bpost SA	371	10,343
Colruyt SA	197	10,932
Groupe Bruxelles Lambert SA	242	24,603
KBC Group NV	30	2,462
Proximus SADP	406	14,295
Sofina SA	131	19,024
Solvay SA	151	21,875
Telenet Group Holding NV*	65	4,395
UCB SA	44	3,028
Umicore SA	735	54,834

		178,973

Canada — 6.4%
Agnico Eagle Mines Ltd.	22	1,123
Agrium, Inc.	427	41,714
Alimentation Couche-Tard, Inc., Class B	582	27,681
ARC Resources Ltd.	909	11,890
Bank of Montreal	77	5,503
Bank of Nova Scotia	121	7,498
Barrick Gold Corp.	43	771
BCE, Inc.	151	7,159

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Canada (Continued)
Brookfield Asset Management, Inc., Class A	372	$14,654
Canadian Imperial Bank of Commerce	364	30,458
Canadian National Railway Co.	207	16,712
Canadian Natural Resources Ltd.	76	2,332
Canadian Pacific Railway Ltd.	121	18,753
Canadian Tire Corp. Ltd., Class A	526	62,008
Canadian Utilities Ltd., Class A	550	17,074
Cenovus Energy, Inc.	186	1,449
CGI Group, Inc., Class A*	635	32,177
CI Financial Corp.	1,196	26,081
Constellation Software, Inc.	41	22,707
Enbridge, Inc.	88	3,504
Fairfax Financial Holdings Ltd.	1	518
Fortis, Inc.	241	8,783
George Weston Ltd.	163	14,110
Great-West Lifeco, Inc. (a)	197	5,435
Husky Energy, Inc.*	297	3,461
Hydro One Ltd., 144A	373	6,893
IGM Financial, Inc.	792	25,830
Imperial Oil Ltd.	119	3,499
Intact Financial Corp.	352	28,901
Inter Pipeline Ltd.	943	17,202
Loblaw Cos. Ltd.	187	10,102
Magna International, Inc.	1,690	80,999
Manulife Financial Corp.	1,503	29,407
Metro, Inc.	1,022	33,601
National Bank of Canada	77	3,530
Pembina Pipeline Corp.	627	20,129
Potash Corp. of Saskatchewan, Inc.	394	6,829
Power Corp. of Canada	955	23,248
Power Financial Corp.	362	9,733
Restaurant Brands International, Inc.	646	39,278
RioCan Real Estate Investment Trust REIT	1,887	35,821
Rogers Communications, Inc., Class B	825	42,897
Royal Bank of Canada	109	8,057
Saputo, Inc.	725	24,380
Shaw Communications, Inc., Class B	2,409	53,531
SNC-Lavalin Group, Inc.	107	4,655
Sun Life Financial, Inc. (a)	780	29,831
Suncor Energy, Inc.	120	3,745
TELUS Corp.	338	12,188
Thomson Reuters Corp.	329	14,984
Toronto-Dominion Bank	198	10,591
Tourmaline Oil Corp.*	164	3,186
TransCanada Corp.	119	6,019
Waste Connections, Inc.	165	10,964

		983,585

China — 0.5%
AAC Technologies Holdings, Inc.	921	16,793
China Mengniu Dairy Co. Ltd.*	7,778	18,167
FIH Mobile Ltd.	2,601	801
Minth Group Ltd.	1,352	6,228
Tingyi Cayman Islands Holding Corp.	4,503	5,995
Uni-President China Holdings Ltd.	4,997	4,271
Want Want China Holdings Ltd.	12,809	8,478

	Number of Shares	Value
China (Continued)
Yangzijiang Shipbuilding Holdings Ltd.	12,900	$14,201

		74,934

Denmark — 1.1%
A.P. Moller — Maersk A/S, Class B	1	2,059
Carlsberg A/S, Class B	118	13,524
Chr Hansen Holding A/S	65	5,585
Coloplast A/S, Class B	99	8,094
Danske Bank A/S	196	7,607
DONG Energy A/S, 144A	152	7,901
DSV A/S	120	8,498
Genmab A/S*	11	2,564
H Lundbeck A/S	87	5,533
ISS A/S	768	29,844
Novozymes A/S, Class B	209	10,617
Pandora A/S	66	7,005
TDC A/S	7,856	46,740
Tryg A/S	451	10,410
Vestas Wind Systems A/S	21	1,910
William Demant Holding A/S*	241	6,368

		174,259

Finland — 2.2%
Elisa OYJ	438	19,111
Fortum OYJ	305	5,468
Huhtamaki OYJ	352	13,676
Kesko OYJ, Class B	790	42,519
Kone OYJ, Class B	275	14,902
Metso OYJ	372	12,313
Neste OYJ	614	27,039
Nokian Renkaat OYJ	417	17,605
Orion OYJ, Class B	758	35,849
Sampo OYJ, Class A	197	10,385
Stora Enso OYJ, Class R	2,525	33,142
UPM-Kymmene OYJ	3,230	83,945
Wartsila OYJ Abp	418	28,799

		344,753

France — 5.7%
Aeroports de Paris	32	5,701
Air Liquide SA	44	5,365
Airbus SE	66	5,541
Alstom SA	372	13,213
Amundi SA, 144A	52	3,998
Arkema SA	274	29,735
Atos SE	217	33,436
AXA SA	42	1,217
BioMerieux	74	18,093
BNP Paribas SA	11	836
Bollore SA	429	1,990
Bouygues SA	319	14,448
Bureau Veritas SA	404	9,594
Capgemini SE	176	19,487
Carrefour SA	539	10,855
Casino Guichard Perrachon SA	308	17,491
Christian Dior SE	44	13,567
Cie de Saint-Gobain	461	25,253
Cie Generale des Etablissements Michelin	647	88,075

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
France (Continued)
Cie Plastic Omnium SA	98	$3,709
Danone SA	76	5,977
Dassault Aviation SA	9	13,731
Dassault Systemes SE	74	7,280
Edenred	558	15,073
Eiffage SA	196	20,226
Electricite de France SA	110	1,164
Engie SA	305	5,084
Essilor International SA	54	6,808
Euler Hermes Group	99	11,742
Eurazeo SA	54	4,461
Faurecia	153	8,887
Fonciere Des Regions REIT	66	6,518
Gecina SA REIT	162	25,212
Groupe Eurotunnel SE	154	1,834
Hermes International	19	10,036
Imerys SA	107	9,401
Ingenico Group SA	31	3,074
Ipsen SA	196	26,297
JCDecaux SA	42	1,373
Kering	33	12,370
Klepierre SA REIT	217	8,733
Lagardere SCA	482	15,467
Legrand SA	351	24,571
L’Oreal SA	20	4,217
LVMH Moet Hennessy Louis Vuitton SE	22	5,761
Orange SA	822	13,951
Orpea	66	7,988
Pernod Ricard SA	32	4,368
Publicis Groupe SA	65	4,382
Remy Cointreau SA	44	5,018
Renault SA	11	972
Rexel SA	1,755	26,186
Safran SA	186	18,042
Sanofi	31	3,010
Sartorius Stedim Biotech	42	3,073
Schneider Electric SE*	197	15,863
SCOR SE	263	11,006
SEB SA	132	23,948
Societe BIC SA	53	6,361
Societe Generale SA	19	1,062
Sodexo SA	195	22,727
Suez	571	10,818
Teleperformance	85	11,682
Thales SA	218	24,104
TOTAL SA	33	1,705
Unibail-Rodamco SE REIT	65	16,503
Valeo SA	538	35,934
Veolia Environnement SA	319	7,475
Vinci SA	187	17,197
Vivendi SA	362	8,296
Zodiac Aerospace	173	4,999

		883,571

Germany — 5.3%
adidas AG	109	24,434
Allianz SE	20	4,274

	Number of Shares	Value
Germany (Continued)
Axel Springer SE	63	$3,895
BASF SE	65	6,288
Bayer AG	32	4,090
Bayerische Motoren Werke AG	21	1,947
Beiersdorf AG	65	6,930
Brenntag AG	284	15,030
CECONOMY AG	845	9,245
Continental AG	32	7,211
Covestro AG, 144A	230	18,050
Daimler AG	32	2,330
Deutsche Lufthansa AG	514	12,876
Deutsche Post AG	932	38,610
Deutsche Telekom AG	228	4,109
Deutsche Wohnen AG	1,876	79,580
E.ON SE	2,602	29,373
Evonik Industries AG	803	25,996
Fielmann AG	66	5,472
Fraport AG Frankfurt Airport Services Worldwide	132	13,008
Fresenius Medical Care AG & Co. KGaA	65	6,066
Fresenius SE & Co. KGaA	87	7,353
FUCHS PETROLUB SE	162	7,847
GEA Group AG	162	7,126
Hannover Rueck SE	76	9,198
HeidelbergCement AG	120	11,506
Hella KGaA Hueck & Co.	120	6,620
Henkel AG & Co. KGaA	33	3,990
HOCHTIEF AG	107	18,834
HUGO BOSS AG	294	24,856
Infineon Technologies AG	1,000	23,029
Innogy SE, 144A	229	10,080
K+S AG	372	8,854
KION Group AG	154	14,028
LANXESS AG	340	25,325
LEG Immobilien AG	52	5,249
Linde AG	140	26,806
MAN SE	33	3,700
Merck KGaA	65	7,130
METRO AG*	845	16,496
MTU Aero Engines AG	361	50,473
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32	6,597
OSRAM Licht AG	140	11,482
ProSiebenSat.1 Media SE	208	6,969
Rational AG	1	649
RWE AG*	1,416	35,277
SAP SE	22	2,304
Siemens AG	53	6,919
Suedzucker AG	163	3,461
Symrise AG	120	8,760
Talanx AG	55	2,273
Telefonica Deutschland Holding AG	286	1,546
thyssenkrupp AG	395	11,830
TUI AG	2,120	35,731
Uniper SE	1,690	42,023
United Internet AG	129	7,645
Vonovia SE	261	11,017

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Germany (Continued)
Wacker Chemie AG (a)	41	$5,247
Wirecard AG	186	15,836
Zalando SE, 144A*	22	1,041

		823,921

Hong Kong — 4.2%
AIA Group Ltd.	374	2,870
ASM Pacific Technology Ltd.	187	2,313
Bank of East Asia Ltd.	656	3,005
BOC Hong Kong Holdings Ltd.	659	3,355
Cafe de Coral Holdings Ltd.	4,120	13,108
Cathay Pacific Airways Ltd.	810	1,203
Champion REIT	27,213	20,028
Cheung Kong Property Holdings Ltd.	1,558	13,676
China Travel International Investment Hong Kong Ltd.	4,328	1,355
Chow Tai Fook Jewellery Group Ltd.	7,084	7,313
CK Hutchison Holdings Ltd.	383	5,011
CK Infrastructure Holdings Ltd.	196	1,776
CLP Holdings Ltd.	2,044	21,585
Dah Sing Financial Holdings Ltd.	175	1,269
First Pacific Co. Ltd.	6,818	5,479
Galaxy Entertainment Group Ltd.	219	1,374
Great Eagle Holdings Ltd.	1,810	9,898
Hang Lung Group Ltd.	2,943	11,093
Hang Lung Properties Ltd.	4,164	10,130
Hang Seng Bank Ltd.	109	2,507
Henderson Land Development Co. Ltd.	1,933	11,979
Hong Kong & China Gas Co. Ltd.	6,283	11,881
Hong Kong Exchanges & Clearing Ltd.	108	2,948
Hongkong Land Holdings Ltd.	4,100	30,381
Hopewell Highway Infrastructure Ltd.	11,612	7,122
Hopewell Holdings Ltd.	6,450	25,342
Hysan Development Co. Ltd.	1,075	4,972
I-CABLE Communications Ltd.*	2,348	87
Johnson Electric Holdings Ltd.	835	3,073
Kerry Logistics Network Ltd.	2,019	2,879
Kerry Properties Ltd.	5,121	20,284
Li & Fung Ltd.	5,490	2,476
Lifestyle International Holdings Ltd.	3,262	4,326
Link REIT	15,063	124,331
MTR Corp. Ltd.	989	5,781
New World Development Co. Ltd.	6,790	9,283
NWS Holdings Ltd.	10,412	20,009
Orient Overseas International Ltd.	682	6,309
PCCW Ltd.	9,227	5,140
Power Assets Holdings Ltd.	1,163	10,253
Sa Sa International Holdings Ltd.	9,183	3,356
Shangri-La Asia Ltd.	2,448	4,097
Shun Tak Holdings Ltd.*	1,390	600
Sino Land Co. Ltd.	8,569	14,825
SJM Holdings Ltd.	8,624	7,526
Sun Art Retail Group Ltd.	16,706	15,390
Sun Hung Kai Properties Ltd.	803	13,400
Swire Pacific Ltd., Class A	1,415	14,400
Swire Properties Ltd.	2,406	8,331
Techtronic Industries Co. Ltd.	1,393	7,208

	Number of Shares	Value
Hong Kong (Continued)
Television Broadcasts Ltd.	1,526	$5,099
Towngas China Co. Ltd.*	4,491	3,041
VTech Holdings Ltd.	977	13,732
WH Group Ltd., 144A	7,284	7,613
Wharf Holdings Ltd.	1,812	17,260
Wheelock & Co. Ltd.	3,262	24,403
Xinyi Glass Holdings Ltd.*	16,411	16,356
Yue Yuen Industrial Holdings Ltd.	4,218	18,270

		642,111

Ireland — 1.0%
CRH PLC	1,209	42,296
DCC PLC	239	21,696
Glanbia PLC	297	5,547
James Hardie Industries PLC CDI	901	12,642
Kerry Group PLC, Class A	87	8,092
Kingspan Group PLC	624	24,111
Paddy Power Betfair PLC	66	5,796
Ryanair Holdings PLC*	95	2,016
Smurfit Kappa Group PLC	1,097	33,388

		155,584

Israel — 1.2%
Airport City Ltd.*	298	3,826
Alony Hetz Properties & Investments Ltd.	866	8,982
Amot Investments Ltd.	1,472	7,921
Azrieli Group Ltd.	98	5,648
Bank Hapoalim BM	2,075	13,960
Bank Leumi Le-Israel BM	3,369	17,640
Bezeq The Israeli Telecommunication Corp. Ltd.	3,463	5,098
Delek Automotive Systems Ltd.	506	3,818
Elbit Systems Ltd.	262	36,050
First International Bank of Israel Ltd.	98	1,790
Frutarom Industries Ltd.	42	3,223
Gazit-Globe Ltd.	264	2,570
Harel Insurance Investments & Financial Services Ltd.	613	3,770
Israel Chemicals Ltd.	2,054	8,854
Israel Corp. Ltd.*	20	3,816
Israel Discount Bank Ltd., Class A*	2,844	7,087
Melisron Ltd.	143	7,236
Mizrahi Tefahot Bank Ltd.	954	16,991
Nice Ltd.	253	19,582
Oil Refineries Ltd.	2,460	1,143
Paz Oil Co. Ltd.	33	5,246
Shikun & Binui Ltd.	122	281
Strauss Group Ltd.	253	4,672
Tower Semiconductor Ltd.*	76	2,246

		191,450

Italy — 1.1%
Assicurazioni Generali SpA	184	3,290
Atlantia SpA	184	5,906
Buzzi Unicem SpA	87	2,127
Buzzi Unicem SpA-RSP	142	1,920
Davide Campari-Milano SpA	834	6,029
Enel SpA	2,788	16,855

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Italy (Continued)
Eni SpA	131	$2,051
Ferrari NV	186	21,251
Italgas SpA	2,175	12,267
Leonardo SpA	164	2,771
Luxottica Group SpA	31	1,782
Moncler SpA	404	11,465
Parmalat SpA	2,164	7,924
Poste Italiane SpA, 144A	164	1,190
PRADA SpA	493	1,792
Prysmian SpA	1,286	40,394
Recordati SpA	438	18,736
Salvatore Ferragamo SpA	52	1,492
Snam SpA	2,942	14,306
Terna Rete Elettrica Nazionale SpA	305	1,799

		175,347

Japan — 25.5%
Advantest Corp.	100	1,665
Aeon Co. Ltd. (a)	1,000	14,737
Aeon Mall Co. Ltd.	100	1,795
Air Water, Inc.	1,100	20,269
Aisin Seiki Co. Ltd.	1,100	55,270
Ajinomoto Co., Inc.	100	1,973
Alfresa Holdings Corp.	700	13,159
Amada Holdings Co. Ltd.	900	9,870
ANA Holdings, Inc.	1,000	3,705
Aoyama Trading Co. Ltd.	100	3,662
Aozora Bank Ltd.	1,000	3,780
Asahi Glass Co. Ltd.	200	7,796
Asahi Group Holdings Ltd.	100	4,351
Asahi Kasei Corp.	8,000	95,730
Asics Corp.	100	1,506
Astellas Pharma, Inc.	1,100	13,827
Autobacs Seven Co. Ltd.	900	14,834
Azbil Corp.	900	37,452
Bandai Namco Holdings, Inc.	900	30,134
Benesse Holdings, Inc.	100	3,843
Bic Camera, Inc.	1,000	11,912
Bridgestone Corp.	100	4,288
Canon Marketing Japan, Inc.	900	20,631
Canon, Inc.	100	3,502
Chubu Electric Power Co., Inc.	900	11,751
Chugai Pharmaceutical Co. Ltd.	100	4,061
Chugoku Bank Ltd.	100	1,347
Citizen Watch Co. Ltd.	900	6,370
Coca-Cola Bottlers Japan, Inc.	175	5,994
COMSYS Holdings Corp.	1,100	23,627
Concordia Financial Group Ltd.	3,000	14,335
Cosmo Energy Holdings Co. Ltd.	100	2,067
Dai Nippon Printing Co. Ltd.	1,000	11,794
Daicel Corp.	1,000	12,729
Daifuku Co. Ltd.	100	4,348
Dai-ichi Life Holdings, Inc.	100	1,608
Daiichi Sankyo Co. Ltd.	600	14,169
Daikin Industries Ltd.	100	9,990
Daikyo, Inc.	1,000	1,953
Daito Trust Construction Co. Ltd.	100	17,704

	Number of Shares	Value
Japan (Continued)
Daiwa House Industry Co. Ltd.	100	$3,495
Denka Co. Ltd.	2,000	12,702
Denso Corp.	900	43,634
DIC Corp.	900	31,769
Disco Corp.	11	1,970
Don Quijote Holdings Co. Ltd.	100	3,793
Ebara Corp.	100	3,094
Electric Power Development Co. Ltd.	100	2,735
Exedy Corp.	900	26,944
Ezaki Glico Co. Ltd.	100	5,306
FamilyMart UNY Holdings Co. Ltd. (a)	369	19,982
FP Corp.	100	5,170
Fuji Electric Co. Ltd.	9,000	49,555
FUJIFILM Holdings Corp.	100	3,927
Fujikura Ltd.	2,100	17,058
Fujitsu Ltd.	1,000	7,406
Furukawa Electric Co. Ltd.	900	48,737
Glory Ltd.	100	3,398
Gunma Bank Ltd.	900	5,266
H2O Retailing Corp.	100	1,803
Hachijuni Bank Ltd.	900	5,479
Hakuhodo DY Holdings, Inc.	2,200	29,924
Hamamatsu Photonics KK	100	3,094
Hankyu Hanshin Holdings, Inc.	100	3,807
Haseko Corp.	100	1,237
Heiwa Corp.	400	7,967
Hino Motors Ltd.	900	10,328
Hirose Electric Co. Ltd.	100	13,829
Hitachi Chemical Co. Ltd.	1,100	29,744
Hitachi Construction Machinery Co. Ltd.	900	25,391
Hitachi High-Technologies Corp.	100	3,566
Hitachi Kokusai Electric, Inc.	100	2,539
Hitachi Ltd.	1,000	6,878
Hitachi Metals Ltd.	1,100	14,682
Hitachi Transport System Ltd.	100	2,414
Hokuhoku Financial Group, Inc.	100	1,535
Honda Motor Co. Ltd.	100	2,799
Horiba Ltd.	100	6,124
House Foods Group, Inc.	900	27,353
Hoya Corp.	200	11,439
Ibiden Co. Ltd.	900	14,891
Idemitsu Kosan Co. Ltd.	600	14,643
Iida Group Holdings Co. Ltd.	100	1,698
Inpex Corp.	400	3,820
Isetan Mitsukoshi Holdings Ltd.	900	9,257
Isuzu Motors Ltd.	1,100	14,372
Ito En Ltd.	100	3,680
ITOCHU Corp.	1,100	17,950
Itochu Techno-Solutions Corp.	800	29,729
Itoham Yonekyu Holdings, Inc.	2,100	18,852
Iyo Bank Ltd.	100	757
Izumi Co. Ltd.	100	5,233
J. Front Retailing Co. Ltd.	900	12,552
JFE Holdings, Inc.	100	1,973
JSR Corp.	1,600	31,139
JTEKT Corp.	100	1,337
JXTG Holdings, Inc.	11,050	53,453

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Japan (Continued)
Kagome Co. Ltd.	1,000	$31,528
Kajima Corp.	1,000	9,168
Kamigumi Co. Ltd.	1,000	11,058
Kandenko Co. Ltd.	8,000	85,626
Kansai Electric Power Co., Inc.	900	12,593
Kansai Paint Co. Ltd.	1,000	25,341
Kao Corp.	100	6,235
Kawasaki Kisen Kaisha Ltd.*	1,000	2,708
Keisei Electric Railway Co. Ltd.	100	2,721
Kewpie Corp.	200	4,788
Kinden Corp.	1,000	16,318
Kintetsu Group Holdings Co. Ltd.	1,000	3,771
Kirin Holdings Co. Ltd.	1,100	24,951
Kissei Pharmaceutical Co. Ltd.	100	2,532
Koito Manufacturing Co. Ltd.	100	6,224
Komatsu Ltd.	1,000	27,031
Komeri Co. Ltd.	100	2,903
Konami Holdings Corp.	800	41,650
Konica Minolta, Inc.	100	798
K’s Holdings Corp.	900	20,100
Kubota Corp.	900	15,570
Kuraray Co. Ltd.	4,300	81,577
Kurita Water Industries Ltd.	900	25,881
Kyocera Corp.	900	53,971
KYORIN Holdings, Inc.	100	2,099
Kyushu Electric Power Co., Inc.	100	1,174
Kyushu Financial Group, Inc.	1,000	6,088
Kyushu Railway Co.	26	813
Lintec Corp.	900	24,058
Lion Corp.	1,006	19,981
M3, Inc.	100	2,596
Mabuchi Motor Co. Ltd.	100	4,716
Makita Corp.	800	32,092
Marubeni Corp.	5,200	33,800
Maruichi Steel Tube Ltd.	900	26,617
Mazda Motor Corp.	100	1,471
Mebuki Financial Group, Inc.	100	354
Medipal Holdings Corp.	100	1,762
MINEBEA MITSUMI, Inc.	100	1,642
MISUMI Group, Inc.	1,000	25,631
Mitsubishi Chemical Holdings Corp.	5,200	48,334
Mitsubishi Corp.	900	20,799
Mitsubishi Electric Corp.	1,100	16,261
Mitsubishi Gas Chemical Co., Inc.	2,000	49,591
Mitsubishi Materials Corp.	100	3,584
Mitsubishi Shokuhin Co. Ltd.	100	2,998
Mitsubishi Tanabe Pharma Corp.	900	22,079
Mitsubishi UFJ Financial Group, Inc.	100	612
Mitsubishi UFJ Lease & Finance Co. Ltd.	900	4,547
Mitsui & Co. Ltd.	1,000	14,942
Mitsui Chemicals, Inc.	1,000	5,979
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	1,254
Mitsui OSK Lines Ltd.	1,000	3,207
Miura Co. Ltd.	100	2,253
Mizuho Financial Group, Inc.	2,000	3,436
MS&AD Insurance Group Holdings, Inc.	100	3,297

	Number of Shares	Value
Japan (Continued)
Nabtesco Corp.	100	$3,494
Nagase & Co. Ltd.	2,100	35,089
Nagoya Railroad Co. Ltd.	1,000	4,470
NGK Insulators Ltd.	100	1,865
NGK Spark Plug Co. Ltd.	800	15,228
NHK Spring Co. Ltd.	1,500	14,978
Nichirei Corp.	100	2,641
Nihon Kohden Corp.	100	2,317
Nihon M&A Center, Inc.	900	41,623
Nikon Corp.	900	14,826
Nippo Corp.	1,000	19,807
Nippon Express Co. Ltd.	1,000	6,896
Nippon Kayaku Co. Ltd.	2,000	32,055
Nippon Paint Holdings Co. Ltd.	100	3,407
Nippon Paper Industries Co. Ltd.	100	1,913
Nippon Shokubai Co. Ltd.	900	64,110
Nippon Steel & Sumitomo Metal Corp.	900	21,461
Nippon Yusen KK*	1,000	1,981
Nissan Chemical Industries Ltd.	1,000	33,482
Nissan Motor Co. Ltd.	400	3,972
Nisshin Seifun Group, Inc.	900	15,627
Nisshinbo Holdings, Inc.	100	1,059
Nissin Foods Holdings Co. Ltd.	100	6,160
Nitori Holdings Co. Ltd.	100	15,428
Nitto Denko Corp.	100	8,812
NOK Corp.	700	15,735
Nomura Holdings, Inc.	300	1,670
Nomura Real Estate Holdings, Inc.	100	2,063
Nomura Research Institute Ltd.	810	31,499
NS Solutions Corp.	100	2,145
NSK Ltd.	1,000	11,857
NTT DOCOMO, Inc.	100	2,320
Obayashi Corp.	1,100	12,963
Oji Holdings Corp.	8,000	41,941
Omron Corp.	900	45,139
Oracle Corp.	100	7,387
ORIX Corp.	100	1,599
Osaka Gas Co. Ltd.	11,000	42,987
OSG Corp.	100	2,104
Otsuka Corp.	100	6,615
Otsuka Holdings Co. Ltd.	100	4,024
Panasonic Corp.	900	11,984
Park24 Co. Ltd.	200	4,803
Persol Holdings Co. Ltd.	900	18,268
Pigeon Corp.	100	3,866
Recruit Holdings Co. Ltd.	900	17,917
Rengo Co. Ltd.	1,000	5,770
Resona Holdings, Inc.	2,100	10,468
Rohm Co. Ltd.	100	7,778
Rohto Pharmaceutical Co. Ltd.	100	2,319
San-In Godo Bank Ltd.	100	830
Sankyo Co. Ltd.	100	3,262
Santen Pharmaceutical Co. Ltd.	900	13,951
Sanwa Holdings Corp.	2,000	22,279
Sapporo Holdings Ltd.	100	2,903
Secom Co. Ltd.	100	7,416
Sega Sammy Holdings, Inc.	100	1,436

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Japan (Continued)
Seibu Holdings, Inc.	100	$1,718
Seiko Epson Corp.	100	2,563
Seino Holdings Co. Ltd.	1,000	13,583
Sekisui Chemical Co. Ltd.	2,200	40,978
Sekisui House Ltd.	100	1,730
Senshu Ikeda Holdings, Inc.	900	3,353
Seven & i Holdings Co. Ltd.	100	3,966
Shiga Bank Ltd.	1,000	5,261
Shimachu Co. Ltd.	900	23,183
Shimadzu Corp.	100	1,836
Shimamura Co. Ltd.	100	12,193
Shimizu Corp.	2,200	22,708
Shin-Etsu Chemical Co. Ltd.	100	8,835
Shinsei Bank Ltd.	1,000	1,599
Shiseido Co. Ltd.	100	4,142
Showa Denko KK	900	23,886
Showa Shell Sekiyu KK	900	9,854
Skylark Co. Ltd.	100	1,466
Sojitz Corp.	3,000	8,041
Sompo Holdings, Inc.	100	3,757
Sony Corp.	100	3,941
Sony Financial Holdings, Inc.	100	1,583
Stanley Electric Co. Ltd.	900	29,847
Subaru Corp.	100	3,504
Sugi Holdings Co. Ltd.	100	5,279
Sumitomo Chemical Co. Ltd.	1,000	5,988
Sumitomo Corp.	3,200	45,255
Sumitomo Dainippon Pharma Co. Ltd.	100	1,357
Sumitomo Electric Industries Ltd.	3,200	50,067
Sumitomo Forestry Co. Ltd.	600	9,344
Sumitomo Heavy Industries Ltd.	1,000	7,450
Sumitomo Mitsui Financial Group, Inc.	100	3,738
Sumitomo Osaka Cement Co. Ltd.	1,000	4,479
Sumitomo Rubber Industries Ltd.	1,000	16,564
Suruga Bank Ltd.	100	2,137
Suzuken Co. Ltd.	800	29,111
Suzuki Motor Corp.	1,900	95,397
T&D Holdings, Inc.	100	1,371
Tadano Ltd.	100	1,167
Taiheiyo Cement Corp.	9,000	34,672
Taisei Corp.	1,000	10,022
Taiyo Nippon Sanso Corp.	400	4,663
Taiyo Yuden Co. Ltd.	100	1,511
Takara Holdings, Inc.	100	969
TDK Corp.	100	6,696
Teijin Ltd.	1,000	20,280
Terumo Corp.	100	3,861
THK Co. Ltd.	100	3,335
TIS, Inc.	100	2,948
Tobu Railway Co. Ltd.	1,000	5,524
Toho Co. Ltd.	100	3,712
Toho Gas Co. Ltd.	5,000	32,937
Tohoku Electric Power Co., Inc.	900	12,299
Tokai Rika Co. Ltd.	100	1,885
Tokyo Broadcasting System Holdings, Inc.	100	1,917
Tokyo Electron Ltd.	113	15,873

	Number of Shares	Value
Japan (Continued)
Tokyo Gas Co. Ltd.	10,000	$52,989
Toppan Printing Co. Ltd.	1,000	10,004
Toray Industries, Inc.	2,200	20,929
Tosoh Corp.	1,000	11,721
TOTO Ltd.	100	3,802
Toyo Seikan Group Holdings Ltd.	100	1,647
Toyo Suisan Kaisha Ltd.	100	3,693
Toyobo Co. Ltd.	1,000	1,808
Toyoda Gosei Co. Ltd.	1,000	23,287
Toyota Boshoku Corp.	100	1,976
Toyota Industries Corp.	100	5,324
Toyota Tsusho Corp.	900	27,680
TS Tech Co. Ltd.	100	3,126
Tsumura & Co.	100	3,766
TV Asahi Holdings Corp.	100	2,016
Ube Industries Ltd.	10,000	28,530
Unicharm Corp.	100	2,351
Ushio, Inc.	100	1,357
USS Co. Ltd.	900	17,671
Wacoal Holdings Corp.	1,000	14,247
Welcia Holdings Co. Ltd.	100	3,921
West Japan Railway Co.	100	7,261
Yahoo Japan Corp.	100	458
Yakult Honsha Co. Ltd.	100	6,923
Yamada Denki Co. Ltd.	900	4,866
Yamaha Corp.	100	3,480
Yamaha Motor Co. Ltd.	100	2,826
Yamato Holdings Co. Ltd.	100	2,130
Yamato Kogyo Co. Ltd.	100	2,826
Yamazaki Baking Co. Ltd.	200	3,787
Yaskawa Electric Corp.	900	27,231
Yokogawa Electric Corp.	1,100	17,121
Yokohama Rubber Co. Ltd.	100	1,849
Zensho Holdings Co. Ltd.	900	17,066
Zeon Corp.	2,000	25,186

		3,950,046

Jersey Island — 0.0%
Randgold Resources Ltd.	32	3,262

Jordan — 0.0%
Hikma Pharmaceuticals PLC	109	1,758

Luxembourg — 0.1%
Eurofins Scientific SE	10	5,708
L’Occitane International SA	1,867	4,322
RTL Group SA	96	7,276
SES SA	96	2,192
Tenaris SA	196	2,617

		22,115

Macau — 0.0%
MGM China Holdings Ltd.	812	1,627
Sands China Ltd.	154	689

		2,316

Netherlands — 1.8%
ABN AMRO Group NV, 144A	64	1,791
Aegon NV	253	1,443

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Netherlands (Continued)
Akzo Nobel NV	374	$34,149
ASML Holding NV	33	5,120
Boskalis Westminster	594	19,385
EXOR NV	748	47,933
Gemalto NV	44	2,375
GrandVision NV, 144A	43	1,056
Heineken Holding NV	99	9,762
Heineken NV	22	2,305
ING Groep NV	162	2,870
Koninklijke Ahold Delhaize NV	2,307	41,416
Koninklijke DSM NV (a)	463	35,081
Koninklijke Philips NV	605	22,859
Koninklijke Vopak NV	74	3,128
NN Group NV	196	7,768
QIAGEN NV*	319	10,223
Randstad Holding NV	154	8,991
Wolters Kluwer NV	462	20,155

		277,810

New Zealand — 1.3%
Air New Zealand Ltd.	2,295	5,868
Auckland International Airport Ltd.	547	2,660
Contact Energy Ltd.	1,878	7,505
Fisher & Paykel Healthcare Corp. Ltd.	1,231	10,377
Fletcher Building Ltd.	12,501	73,058
Kiwi Property Group Ltd.	26,025	25,163
Mercury NZ Ltd.	2,119	5,221
Meridian Energy Ltd.	2,129	4,498
Ryman Healthcare Ltd.	2,175	14,144
SKY Network Television Ltd.	2,834	5,764
SKYCITY Entertainment Group Ltd.	934	2,542
Spark New Zealand Ltd.	12,686	35,571
Vector Ltd.	1,735	4,063

		196,434

Norway — 1.2%
DNB ASA	330	6,426
Gjensidige Forsikring ASA	228	3,980
Marine Harvest ASA*	2,571	50,925
Norsk Hydro ASA	7,417	53,388
Orkla ASA	2,031	20,793
Schibsted ASA, Class A	33	800
Statoil ASA	44	832
Telenor ASA	690	13,933
Yara International ASA	659	26,877

		177,954

Portugal — 0.3%
EDP — Energias de Portugal SA	3,505	13,439
Galp Energia SGPS SA	505	8,351
Jeronimo Martins SGPS SA	922	18,372

		40,162

Russia — 0.0%
Polymetal International PLC	198	2,257
United Co. RUSAL PLC	1,832	1,264

		3,521

	Number of Shares	Value
Singapore — 2.3%
Ascendas Real Estate Investment Trust REIT	5,400	$10,577
BOC Aviation Ltd., 144A	911	4,831
CapitaLand Commercial Trust REIT	6,600	8,457
CapitaLand Ltd.	6,300	17,536
CapitaLand Mall Trust REIT	5,400	8,629
City Developments Ltd.	3,200	27,593
ComfortDelGro Corp. Ltd.	6,400	10,792
DBS Group Holdings Ltd.	100	1,518
Genting Singapore PLC	6,500	5,672
Global Logistic Properties Ltd.	9,800	23,381
Golden Agri-Resources Ltd.	52,700	15,329
Hutchison Port Holdings Trust, Class U	6,400	2,912
Jardine Cycle & Carriage Ltd.	93	2,735
Keppel Corp. Ltd.	3,300	15,334
M1 Ltd.	1,900	2,504
Oversea-Chinese Banking Corp. Ltd.	163	1,341
SATS Ltd.	6,500	23,119
Sembcorp Industries Ltd.	3,200	7,022
Sembcorp Marine Ltd. (a)	1,100	1,288
SIA Engineering Co. Ltd.	1,100	2,851
Singapore Airlines Ltd.	2,100	15,943
Singapore Exchange Ltd.	3,100	17,121
Singapore Post Ltd.	2,200	2,041
Singapore Press Holdings Ltd.	2,100	4,268
Singapore Technologies Engineering Ltd.	5,200	13,976
Singapore Telecommunications Ltd.	3,000	8,174
StarHub Ltd.	2,200	4,228
Suntec Real Estate Investment Trust REIT	4,400	6,140
UOL Group Ltd.	1,916	11,541
Venture Corp. Ltd.	5,200	60,501
Wilmar International Ltd.	6,400	15,647
Yanlord Land Group Ltd.	6,500	8,281

		361,282

South Africa — 0.3%
Investec PLC	195	1,483
Mondi PLC	1,701	46,313

		47,796

South Korea — 3.0%
BNK Financial Group, Inc.	97	848
Cheil Worldwide, Inc.	241	4,061
CJ CheilJedang Corp.	19	6,108
Coway Co. Ltd.	52	4,556
Daelim Industrial Co. Ltd.	30	2,230
Daewoo Engineering & Construction Co. Ltd.*	349	2,176
DGB Financial Group, Inc.	253	2,468
Dongbu Insurance Co. Ltd.	41	2,734
Doosan Corp.	21	2,384
E-MART, Inc.	66	13,111
GS Holdings Corp.	151	9,454
Hana Financial Group, Inc.	297	12,906
Hankook Tire Co. Ltd.	175	9,157
Hanon Systems	153	1,567
Hanwha Chemical Corp.	99	3,104

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
South Korea (Continued)
Hanwha Corp.	152	$6,625
Hyosung Corp.	22	3,092
Hyundai Development Co.-Engineering & Construction	44	1,469
Hyundai Engineering & Construction Co. Ltd.	197	7,102
Hyundai Glovis Co. Ltd.	1	138
Hyundai Heavy Industries Co. Ltd.*	9	1,185
Hyundai Marine & Fire Insurance Co. Ltd.	74	3,032
Hyundai Mobis Co. Ltd.	152	31,813
Hyundai Motor Co.	32	3,987
Hyundai Steel Co.	132	6,755
Industrial Bank of Korea	110	1,458
Kangwon Land, Inc.	99	3,029
KB Financial Group, Inc.	263	12,921
Kia Motors Corp.	152	4,779
Korea Electric Power Corp.	44	1,674
Korea Gas Corp.*	54	2,169
Korea Zinc Co. Ltd.	9	4,119
KT Corp.	44	1,218
KT&G Corp.	242	24,573
Kumho Petrochemical Co. Ltd.	41	2,865
LG Chem Ltd.	19	6,386
LG Corp.	55	4,097
LG Display Co. Ltd.	305	8,426
LG Electronics, Inc.	184	13,299
LG Household & Health Care Ltd.	1	851
LG Uplus Corp.	1,118	13,683
Lotte Chemical Corp.	10	3,543
LOTTE Fine Chemical Co. Ltd.	53	2,047
LS Corp.	108	8,093
Mando Corp.	75	15,930
NCSoft Corp.	2	682
NongShim Co. Ltd.	9	2,654
POSCO	174	53,006
Posco Daewoo Corp.	163	3,057
S-1 Corp.	55	4,375
Samsung Biologics Co. Ltd., 144A*	2	502
Samsung Electro-Mechanics Co. Ltd.	41	3,672
Samsung Electronics Co. Ltd.	9	18,485
Samsung Fire & Marine Insurance Co. Ltd.	21	5,149
Samsung Life Insurance Co. Ltd.	22	2,254
Samsung SDI Co. Ltd.	66	11,501
Shinhan Financial Group Co. Ltd.	175	8,070
Shinsegae Inc.	10	1,712
SK Hynix, Inc.	439	26,708
SK Innovation Co. Ltd.	53	8,860
SK Networks Co. Ltd.	263	1,635
SK Telecom Co. Ltd.	66	14,838
SKC Co. Ltd.	30	982
S-Oil Corp.	86	9,572
Woori Bank	550	9,072

		464,008

Spain — 1.6%
Abertis Infraestructuras SA	594	12,005

	Number of Shares	Value
Spain (Continued)
Acciona SA	32	$2,731
Acerinox SA	152	2,165
ACS Actividades de Construccion y Servicios SA	426	16,086
Aena SA, 144A	63	12,287
Amadeus IT Group SA	462	28,601
Banco Santander SA	239	1,551
Bankinter SA	153	1,457
CaixaBank SA	371	1,913
Corp. Financiera Alba SA	319	19,077
Distribuidora Internacional de Alimentacion SA	3,371	21,305
Enagas SA	427	12,567
Endesa SA	802	19,323
Ferrovial SA	316	7,193
Gas Natural SDG SA	492	11,944
Grifols SA	109	3,078
Iberdrola SA	1,649	13,451
Industria de Diseno Textil SA	30	1,138
Mapfre SA	911	3,220
Mediaset Espana Comunicacion SA	558	6,462
Merlin Properties Socimi SA REIT	1,140	15,688
Red Electrica Corp. SA	492	11,035
Repsol SA	825	14,154
Siemens Gamesa Renewable Energy SA	97	1,447
Telefonica SA	843	9,079
Zardoya Otis SA	164	1,688

		250,645

Sweden — 5.4%
Alfa Laval AB	802	18,142
Assa Abloy AB, Class B	591	12,760
Atlas Copco AB, Class A	473	18,510
Atlas Copco AB, Class B	283	10,086
Boliden AB	977	34,133
Electrolux AB, Series B	1,744	63,318
Essity AB, Class B*	383	10,618
Fastighets AB Balder, Class B*	494	12,993
Getinge AB, Class B (a)	54	1,002
Hennes & Mauritz AB, Class B	209	5,279
Hexagon AB, Class B	338	16,562
Husqvarna AB, Class B	2,096	21,112
ICA Gruppen AB (a)	657	26,157
Industrivarden AB, Class A	3,854	96,188
Industrivarden AB, Class C	3,009	71,166
Investment AB Latour, Class B	748	9,485
Investor AB, Class B	2,846	132,905
L E Lundbergforetagen AB, Class B	481	37,205
Lundin Petroleum AB*	86	1,843
Nordea Bank AB	176	2,364
Sandvik AB	1,779	29,354
Securitas AB, Class B	569	9,339
Skandinaviska Enskilda Banken AB, Class A	407	5,289
Skanska AB, Class B	239	5,391
SKF AB, Class B	1,582	31,571
Svenska Cellulosa AB SCA, Class B	383	3,189

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Sweden (Continued)
Svenska Handelsbanken AB, Class A	153	$2,284
Swedbank AB, Class A	275	7,423
Swedish Match AB	1,780	63,372
Tele2 AB, Class B	450	5,231
Telefonaktiebolaget LM Ericsson, Class B	108	632
Telia Co. AB	1,526	7,268
Trelleborg AB, Class B	1,054	25,074
Volvo AB, Class B	1,823	31,088

		828,333

Switzerland — 4.1%
ABB Ltd.	956	22,085
Adecco Group AG	460	33,267
Aryzta AG*	33	1,038
Baloise Holding AG	53	8,422
Barry Callebaut AG*	11	15,796
Cie Financiere Richemont SA	187	16,686
Clariant AG*	703	16,928
Coca-Cola HBC AG*	756	25,756
DKSH Holding AG	273	22,329
Dufry AG*	11	1,692
EMS-Chemie Holding AG	16	10,914
Ferguson PLC	879	52,135
Flughafen Zurich AG	55	13,450
Geberit AG	54	24,617
Givaudan SA	9	18,356
Helvetia Holding AG	1	572
Julius Baer Group Ltd.*	74	4,127
Kuehne + Nagel International AG	107	19,340
Lonza Group AG*	78	19,707
Nestle SA	30	2,540
Novartis AG	19	1,599
Pargesa Holding SA	129	10,430
Partners Group Holding AG	63	40,776
PSP Swiss Property AG	53	4,853
Roche Holding AG	9	2,280
Schindler Holding AG	31	6,500
Schindler Holding AG Participation Certificates	63	13,465
SGS SA	9	20,070
Sika AG	9	63,684
Sonova Holding AG	140	23,615
STMicroelectronics NV	305	5,278
Straumann Holding AG	33	21,101
Sulzer AG	97	10,699
Swatch Group AG — Bearer	31	12,348
Swatch Group AG — Registered	42	3,249
Swiss Life Holding AG*	22	7,857
Swiss Prime Site AG*	108	9,755
Swiss Re AG	187	16,900
Swisscom AG	20	10,065
Temenos Group AG*	66	6,497
Vifor Pharma AG	36	3,630
Zurich Insurance Group AG	41	12,240

		636,648

United Kingdom — 12.5%
3i Group PLC	14,403	179,929

	Number of Shares	Value
United Kingdom (Continued)
Admiral Group PLC	748	$18,612
Aggreko PLC	382	4,435
Ashmore Group PLC	1,890	8,974
Ashtead Group PLC	407	8,721
Associated British Foods PLC	55	2,354
AstraZeneca PLC	85	4,974
Auto Trader Group PLC, 144A	1,087	4,950
Aviva PLC	274	1,845
Babcock International Group PLC	681	7,130
BAE Systems PLC	3,966	31,046
Barratt Developments PLC	1,734	13,954
Bellway PLC	726	29,964
Booker Group PLC	17,436	44,934
BP PLC	395	2,266
British American Tobacco PLC	63	3,922
British Land Co. PLC REIT	4,021	31,683
Bunzl PLC	550	16,371
Burberry Group PLC	1,119	25,911
Centrica PLC	15,158	39,044
CNH Industrial NV	910	10,310
Compass Group PLC	1,128	24,012
Croda International PLC	681	33,714
Daily Mail & General Trust PLC, Class A	1,198	9,625
Diageo PLC	164	5,477
Direct Line Insurance Group PLC	7,865	38,521
Dixons Carphone PLC	591	1,320
DS Smith PLC	1,800	11,546
Experian PLC	1,788	35,803
Fiat Chrysler Automobiles NV*	252	3,790
G4S PLC	6,326	23,109
GKN PLC	11,680	47,995
GlaxoSmithKline PLC	264	5,217
Halma PLC	955	13,450
Hammerson PLC REIT	1,085	7,843
Hargreaves Lansdown PLC	284	5,123
Howden Joinery Group PLC	1,217	6,680
IMI PLC	1,657	24,234
Imperial Brands PLC	85	3,505
Inchcape PLC	1,689	18,118
Informa PLC	1,483	13,195
Inmarsat PLC	143	1,349
InterContinental Hotels Group PLC	1,243	61,760
International Consolidated Airlines Group SA	901	7,099
Intertek Group PLC	107	7,045
Intu Properties PLC REIT	550	1,763
ITV PLC	4,129	8,438
J Sainsbury PLC	3,327	10,100
John Wood Group PLC	602	4,391
Johnson Matthey PLC	2,788	99,296
Kingfisher PLC	7,381	28,428
Land Securities Group PLC REIT	3,394	44,171
London Stock Exchange Group PLC	31	1,578
Marks & Spencer Group PLC	2,228	9,175
Meggitt PLC	1,525	10,179
Melrose Industries PLC	20,468	58,023
Merlin Entertainments PLC, 144A	1,207	7,175

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
United Kingdom (Continued)
Micro Focus International PLC	429	$12,565
National Grid PLC	1,087	13,652
Next PLC	44	2,341
Old Mutual PLC	2,372	6,342
Pennon Group PLC	1,175	12,294
Persimmon PLC	647	22,168
Petrofac Ltd.	174	938
Provident Financial PLC (a)	327	3,721
Prudential PLC	22	515
Reckitt Benckiser Group PLC	88	8,314
RELX NV	2,503	52,479
RELX PLC	2,614	56,957
Rentokil Initial PLC	12,599	49,434
Rightmove PLC	142	7,542
Rio Tinto Ltd.	1,130	60,802
Rio Tinto PLC	196	9,462
Royal Mail PLC	2,626	13,339
RPC Group PLC	306	3,655
RSA Insurance Group PLC	341	2,929
Sage Group PLC	1,151	10,271
Schroders PLC	98	4,253
Segro PLC REIT	8,742	60,603
Severn Trent PLC	890	26,021
Sky PLC	527	6,492
Smith & Nephew PLC	1,349	24,283
Smiths Group PLC	1,890	37,626
SSE PLC	1,636	30,040
St James’s Place PLC	241	3,581
Standard Chartered PLC*	33	327
Standard Life Aberdeen PLC	495	2,740
Tate & Lyle PLC	2,360	20,785
Taylor Wimpey PLC	5,186	13,398
TechnipFMC PLC*	360	9,219
Tesco PLC*	1,812	4,224
Travis Perkins PLC	329	6,380
Unilever NV	220	13,081
Unilever PLC	460	26,786
United Utilities Group PLC	1,922	22,537
Vodafone Group PLC	932	2,659
Weir Group PLC	65	1,503
Whitbread PLC	330	15,980
William Hill PLC	593	1,892

	Number of Shares	Value
United Kingdom (Continued)
Wm Morrison Supermarkets PLC	16,831	$53,351
WPP PLC	846	15,480

		1,936,537

United States (c) — 0.3%
Carnival PLC	615	42,595
Samsonite International SA	2,129	8,732
Sims Metal Management Ltd.	129	1,524

		52,851

TOTAL COMMON STOCKS (Cost $14,755,306)		15,436,957

PREFERRED STOCKS — 0.2%
Germany — 0.2%
FUCHS PETROLUB SE	220	12,215
Henkel AG & Co. KGaA	44	5,888
Porsche Automobil Holding SE	31	1,755
Sartorius AG	42	4,166

		24,024

Spain — 0.0%
Grifols SA, Class B	130	2,664

Sweden — 0.0%
Fastighets AB Balder	55	2,409

TOTAL PREFERRED STOCKS (Cost $27,896)		29,097

RIGHTS — 0.0%
Sweden — 0.0%
Getinge AB, expires 09/14/17* (Cost $0)	54	20

SECURITIES LENDING COLLATERAL — 0.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (d)(e) (Cost $115,119)	115,119	115,119

TOTAL INVESTMENTS — 100.5% (Cost $14,898,321)		$15,581,193
Other assets and liabilities, net — (0.5%)		(85,409)

NET ASSETS — 100.0%		$15,495,784

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $110,191, which is 0.7% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are domiciled in the United States and trade on a non-U.S. securities exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2017

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$15,436,957	$—	$—	$15,436,957
Preferred Stocks (f)	29,097	—	—	29,097
Rights	20	—	—	20
Short-Term Investments	115,119	—	—	115,119

TOTAL	$15,581,193	$—	$—	$15,581,193

(f)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended August 31, 2017.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

August 31, 2017

	Number of Shares	Value
COMMON STOCKS — 88.0%
Brazil — 5.6%
AES Tiete Energia SA	3,310	$14,885
B3 SA — Brasil Bolsa Balcao	4,547	31,966
Banco Bradesco SA	267	2,737
Banco BTG Pactual SA	1,235	6,414
Banco do Brasil SA	71	693
Banco Santander Brasil SA	421	3,752
BB Seguridade Participacoes SA	708	6,237
BR Malls Participacoes SA	579	2,503
BTG Pactual Participations Ltd.*	1,235	157
CCR SA	1,203	6,676
Cia de Saneamento Basico do Estado de Sao Paulo	1,629	16,645
Cia Energetica de Minas Gerais	2,054	5,562
Cia Paranaense de Energia	1,016	7,336
Cielo SA	1,884	13,430
Cosan SA Industria e Comercio	2,788	34,194
CPFL Energia SA	2,162	18,614
EDP — Energias do Brasil SA	8,345	40,419
Embraer SA	1,422	8,103
Engie Brasil Energia SA	1,318	15,122
Equatorial Energia SA	5,300	102,953
Estacio Participacoes SA	1,163	9,540
Fibria Celulose SA	557	7,398
Gerdau SA	795	2,974
Hypermarcas SA	1,472	13,806
JBS SA	509	1,402
Kroton Educacional SA	980	5,597
Localiza Rent a Car SA	892	16,882
Lojas Americanas SA	666	3,056
Lojas Renner SA	4,631	45,038
M Dias Branco SA	1,554	24,250
Multiplan Empreendimentos Imobiliarios SA	629	14,611
Multiplus SA	1,316	15,688
Natura Cosmeticos SA	368	3,450
Odontoprev SA	2,436	11,474
Porto Seguro SA	1,696	18,731
Raia Drogasil SA	1,981	43,663
Sao Martinho SA	2,287	12,684
Smiles SA	845	18,667
Sul America SA	9,234	52,767
TIM Participacoes SA	6,452	23,130
Transmissora Alianca de Energia Eletrica SA	1,550	11,084
Ultrapar Participacoes SA	630	14,707
WEG SA	2,734	17,778

		726,775

Chile — 3.0%
AES Gener SA	9,226	3,228
Aguas Andinas SA, Class A	25,208	16,100
Banco de Chile	23,353	3,402
Banco de Credito e Inversiones	429	27,820
Banco Santander Chile	57,261	4,187
Cencosud SA	15,527	46,677
Cia Cervecerias Unidas SA	1,783	24,306

	Number of Shares	Value
Chile (Continued)
Colbun SA	3,601	$867
Empresa Nacional de Telecomunicaciones SA	1,516	15,840
Empresas CMPC SA	1,666	4,348
Empresas COPEC SA	1,172	14,961
Enel Americas SA	345,730	74,583
Enel Chile SA	454,205	53,476
Enel Generacion Chile SA	10,853	9,200
Itau CorpBanca	439,766	4,202
Latam Airlines Group SA	4,713	59,094
Parque Arauco SA	10,808	29,440
SACI Falabella	476	4,786
SONDA SA	1,339	2,476

		398,993

China — 12.0%
Agile Group Holdings Ltd.	11,110	13,315
Agricultural Bank of China Ltd., Class H	86,320	40,588
Air China Ltd., Class H	16,877	15,009
Aluminum Corp. of China Ltd., Class H*	33,357	24,678
Anhui Conch Cement Co. Ltd., Class H	6,968	25,997
Anhui Expressway Co. Ltd., Class H	6,000	4,538
Anhui Gujing Distillery Co. Ltd., Class B	2,216	9,502
ANTA Sports Products Ltd.	2,146	8,445
BAIC Motor Corp. Ltd., Class H, 144A	675	601
Bank of China Ltd., Class H	22,478	11,833
Bank of Communications Co. Ltd., Class H	3,510	2,682
BBMG Corp., Class H	270	139
Beijing Capital International Airport Co. Ltd., Class H	2,862	4,630
Beijing Jingneng Clean Energy Co. Ltd., Class H	4,911	1,324
BOE Technology Group Co. Ltd., Class B	16,100	6,501
China BlueChemical Ltd., Class H	22,638	6,971
China Cinda Asset Management Co. Ltd., Class H	2,953	1,098
China CITIC Bank Corp. Ltd., Class H	2,730	1,803
China Coal Energy Co. Ltd., Class H	3,177	1,599
China Communications Construction Co. Ltd., Class H	19,142	25,485
China Communications Services Corp. Ltd., Class H	32,667	17,697
China Conch Venture Holdings Ltd.	14,864	27,045
China Construction Bank Corp., Class H	1,088	954
China Dongxiang Group Co. Ltd.	36,646	6,555
China Eastern Airlines Corp. Ltd., Class H	4,132	2,276
China Everbright Bank Co. Ltd., Class H	22,288	10,708
China Evergrande Group*	2,117	6,397
China Galaxy Securities Co. Ltd., Class H	2,623	2,376
China Hongqiao Group Ltd.*(a)	5,021	4,974
China Huarong Asset Management Co. Ltd., Class H, 144A	9,965	4,253
China Life Insurance Co. Ltd., Class H	4,165	13,357
China Longyuan Power Group Corp. Ltd., Class H	6,174	4,623
China Medical System Holdings Ltd.	2,905	5,345

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class H	8,000	$30,154
China Minsheng Banking Corp. Ltd., Class H	19,169	19,129
China Molybdenum Co. Ltd., Class H	6,473	3,515
China National Accord Medicines Corp. Ltd., Class B	429	2,263
China National Building Material Co. Ltd., Class H	4,171	2,622
China National Materials Co. Ltd., Class H	5,358	2,341
China Oilfield Services Ltd., Class H	8,785	7,206
China Pacific Insurance Group Co. Ltd., Class H	7,443	35,045
China Petroleum & Chemical Corp., Class H	39,764	30,434
China Railway Construction Corp. Ltd., Class H	10,883	14,267
China Railway Group Ltd., Class H	30,444	24,351
China Railway Signal & Communication Corp. Ltd., Class H, 144A	8,979	6,792
China Reinsurance Group Corp., Class H	22,136	5,035
China Shenhua Energy Co. Ltd., Class H	26,643	68,595
China Southern Airlines Co. Ltd., Class H	5,645	4,407
China Telecom Corp. Ltd., Class H	1,559	801
China Vanke Co. Ltd., Class H	6,168	18,481
China Zhongwang Holdings Ltd.	9,047	4,462
Chongqing Changan Automobile Co. Ltd., Class B	3,613	4,727
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,381	5,836
CITIC Securities Co. Ltd., Class H	3,465	7,686
CNOOC Ltd.	3,295	3,941
Country Garden Holdings Co. Ltd.	8,957	11,902
CSG Holding Co. Ltd., Class B	5,107	3,132
CSPC Pharmaceutical Group Ltd.	9,326	14,561
Dali Foods Group Co. Ltd., 144A	6,931	4,614
Datang International Power Generation Co. Ltd., Class H*	34,188	11,226
Dazhong Transportation Group Co. Ltd., Class B	4,310	2,948
Dongfang Electric Corp. Ltd., Class H*	4,631	4,970
Dongfeng Motor Group Co. Ltd., Class H	4,843	6,287
ENN Energy Holdings Ltd.	3,339	21,481
Everbright Securities Co. Ltd., Class H, 144A	12,148	16,919
Fosun International Ltd.	1,551	2,691
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	11,350	36,183
Geely Automobile Holdings Ltd.	12,660	31,122
GF Securities Co. Ltd., Class H	1,266	2,701
Golden Eagle Retail Group Ltd.	8,081	10,325
Great Wall Motor Co. Ltd., Class H	13,772	17,280
Guangdong Electric Power Development Co. Ltd., Class B	14,400	6,532
Guangshen Railway Co. Ltd., Class H	34,440	18,746
Guangzhou Automobile Group Co. Ltd., Class H	35,724	70,476

	Number of Shares	Value
China (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	450	$1,137
Guangzhou R&F Properties Co. Ltd., Class H	1,800	4,204
Haitian International Holdings Ltd.	5,240	15,734
Haitong Securities Co. Ltd., Class H	1,585	2,657
Hengan International Group Co. Ltd.	1,657	13,846
Huadian Energy Co. Ltd., Class B*	8,900	4,370
Huadian Power International Corp. Ltd., Class H	26	11
Huaneng Power International, Inc., Class H	15,467	10,118
Industrial & Commercial Bank of China Ltd., Class H	10,343	7,744
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,500	5,859
Jiangling Motors Corp. Ltd., Class B	2,200	4,689
Jiangsu Expressway Co. Ltd., Class H	11,829	18,137
Jiangxi Copper Co. Ltd., Class H	20,137	34,941
KWG Property Holding Ltd.	19,348	17,602
Lao Feng Xiang Co. Ltd., Class B	3,600	13,889
Lenovo Group Ltd.	3,312	1,811
Livzon Pharmaceutical Group, Inc., Class H	648	3,527
Longfor Properties Co. Ltd.	15,523	37,288
Maanshan Iron & Steel Co. Ltd., Class H*	6,503	3,432
Metallurgical Corp. of China Ltd., Class H	40,993	13,461
New China Life Insurance Co. Ltd., Class H	5,273	33,754
Orient Securities Co. Ltd., Class H, 144A	32,000	33,773
People’s Insurance Co. Group of China Ltd., Class H	3,511	1,655
PetroChina Co. Ltd., Class H	49,064	31,345
PICC Property & Casualty Co. Ltd., Class H	4,921	9,243
Ping An Insurance Group Co. of China Ltd., Class H	1,072	8,513
Red Star Macalline Group Corp. Ltd., Class H, 144A	1,813	1,948
Shandong Chenming Paper Holdings Ltd., Class B	28,300	41,294
Shandong Chenming Paper Holdings Ltd., Class H	5,570	8,128
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	557	445
Shanghai Bailian Group Co. Ltd., Class B	4,500	6,840
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B*	5,032	3,794
Shanghai Electric Group Co. Ltd., Class H*	5,698	2,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	970	3,644
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	221	356
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,662	7,423

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
China (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,880	$9,548
Shenzhen Chiwan Wharf Holdings Ltd., Class B	2,700	4,771
Shenzhen Expressway Co. Ltd., Class H	16,385	15,995
Shenzhou International Group Holdings Ltd.	2,368	18,971
Sichuan Expressway Co. Ltd., Class H	7,912	3,235
Sino-Ocean Group Holding Ltd.	4,411	3,043
Sinopec Engineering Group Co. Ltd., Class H	26,918	24,282
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,815	10,485
Sinopharm Group Co. Ltd., Class H	1,471	6,644
Sinotrans Ltd., Class H	2,737	1,546
Sinotruk Hong Kong Ltd.	6,107	6,757
Sunac China Holdings Ltd.	5,322	15,980
Sunny Optical Technology Group Co. Ltd.	429	6,150
Tencent Holdings Ltd.	63	2,648
TravelSky Technology Ltd., Class H	489	1,337
Tsingtao Brewery Co. Ltd., Class H	6,564	27,216
Weichai Power Co. Ltd., Class H	20,686	21,303
Weifu High-Technology Group Co. Ltd., Class B	2,200	5,074
Xinhua Winshare Publishing and Media Co. Ltd., Class H	7,778	6,380
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,836	3,113
Yantai Changyu Pioneer Wine Co. Ltd., Class B	757	1,879
Yanzhou Coal Mining Co. Ltd., Class H	3,592	3,607
Zhejiang Expressway Co. Ltd., Class H	3,246	4,060
Zhongsheng Group Holdings Ltd.	7,796	16,934
Zhuzhou CRRC Times Electric Co. Ltd., Class H	215	1,125
Zijin Mining Group Co. Ltd., Class H	55,176	20,233
ZTE Corp., Class H*	1,369	3,735

		1,564,732

Colombia — 0.6%
Almacenes Exito SA	1,270	6,624
Cementos Argos SA	1,013	4,114
Cemex Latam Holdings SA*	946	3,598
Ecopetrol SA	774	360
Grupo Argos SA	881	6,277
Grupo de Inversiones Suramericana SA	1,379	19,434
Interconexion Electrica SA ESP	9,380	42,555

		82,962

Czech Republic — 0.6%
CEZ AS	1,792	33,934
Komercni banka AS	172	7,567
Moneta Money Bank AS, 144A	7,402	25,910
O2 Czech Republic AS	520	6,509

		73,920

	Number of Shares	Value
Greece — 0.1%
FF Group*	36	$894
JUMBO SA	270	4,494
Motor Oil Hellas Corinth Refineries SA	508	11,415
OPAP SA	18	201
Titan Cement Co. SA	27	766

		17,770

Hong Kong — 4.0%
Beijing Enterprises Holdings Ltd.	5,611	31,330
Beijing Enterprises Water Group Ltd.*	2,648	2,250
Bosideng International Holdings Ltd.	42,588	3,646
Brilliance China Automotive Holdings Ltd.	3,597	9,307
China Agri-Industries Holdings Ltd.	24,950	11,668
China Everbright International Ltd.	5,289	6,988
China Everbright Ltd.	6,356	14,521
China Foods Ltd.	4,774	2,538
China Gas Holdings Ltd.	2,290	5,782
China Jinmao Holdings Group Ltd.	46,110	20,503
China Merchants Port Holdings Co. Ltd.	3,820	12,495
China Mobile Ltd.	500	5,302
China Overseas Land & Investment Ltd.	1,479	5,168
China Power International Development Ltd.	12,160	4,148
China Resources Beer Holdings Co. Ltd.	1,566	3,930
China Resources Cement Holdings Ltd.	21,411	11,764
China Resources Gas Group Ltd.	2,821	9,948
China Resources Land Ltd.	5,094	15,914
China Resources Power Holdings Co. Ltd.	13,497	24,764
China State Construction International Holdings Ltd.	5,967	8,646
China Taiping Insurance Holdings Co. Ltd.	1,326	4,024
China Unicom Hong Kong Ltd.*	2,422	3,528
COSCO SHIPPING Ports Ltd.	18,665	22,060
Far East Horizon Ltd.	3,366	3,075
Guangdong Investment Ltd.	9,908	14,635
Haier Electronics Group Co. Ltd.*	11,424	30,361
Kingboard Chemical Holdings Ltd.	15,521	84,680
Kingboard Laminates Holdings Ltd.	12,741	21,619
Kunlun Energy Co. Ltd.	15,886	15,386
Lee & Man Paper Manufacturing Ltd.	29,200	34,063
Nine Dragons Paper Holdings Ltd.	3,709	6,189
Shanghai Industrial Holdings Ltd.	5,996	18,234
Shenzhen International Holdings Ltd.	4,321	7,939
Shenzhen Investment Ltd.	25,619	11,686
Shimao Property Holdings Ltd.	4,509	9,310
Sino Biopharmaceutical Ltd.	7,176	6,299
Sinofert Holdings Ltd.*	20,591	2,841
Yuexiu Property Co. Ltd.	61,364	11,290

		517,831

Hungary — 1.6%
Magyar Telekom Telecommunications PLC	23,815	45,219
MOL Hungarian Oil & Gas PLC	1,097	101,671
OTP Bank PLC	247	10,038

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Hungary (Continued)
Richter Gedeon Nyrt	2,253	$58,584

		215,512

Indonesia — 1.6%
PT Adaro Energy Tbk	63,632	8,704
PT Astra International Tbk	6,907	4,077
PT Bank Central Asia Tbk	7,211	10,242
PT Bank Danamon Indonesia Tbk	11,847	4,839
PT Bank Mandiri Persero Tbk	5,102	5,010
PT Bank Negara Indonesia Persero Tbk	23,947	13,192
PT Bank Rakyat Indonesia Persero Tbk	7,576	8,588
PT Bumi Serpong Damai Tbk	27,465	3,777
PT Gudang Garam Tbk	904	4,689
PT Indocement Tunggal Prakarsa Tbk	3,178	4,716
PT Indofood CBP Sukses Makmur Tbk	11,616	7,596
PT Indofood Sukses Makmur Tbk	22,427	14,078
PT Jasa Marga Persero Tbk	9,091	3,969
PT Kalbe Farma Tbk	100,295	12,855
PT Perusahaan Gas Negara Persero Tbk	46,284	7,354
PT Semen Indonesia Persero Tbk	13,286	10,431
PT Surya Citra Media Tbk	17,065	2,827
PT Tambang Batubara Bukit Asam Persero Tbk	12,818	11,889
PT Telekomunikasi Indonesia Persero Tbk	60,553	21,286
PT Tower Bersama Infrastructure Tbk	3,798	1,829
PT Unilever Indonesia Tbk	1,720	6,517
PT United Tractors Tbk	17,298	39,284

		207,749

Malaysia — 4.8%
AirAsia Bhd	25,900	20,135
Alliance Financial Group Bhd	11,700	10,521
AMMB Holdings Bhd	12,700	12,728
Astro Malaysia Holdings Bhd	26,000	16,317
Axiata Group Bhd	2,435	2,811
Berjaya Sports Toto Bhd	21,300	11,222
British American Tobacco Malaysia Bhd	1,000	10,345
CIMB Group Holdings Bhd	6,600	10,942
DiGi.Com Bhd	17,600	19,947
Felda Global Ventures Holdings Bhd	35,700	12,957
Gamuda Bhd	14,800	18,507
Genting Bhd	15,000	34,106
Genting Malaysia Bhd	61,400	84,397
HAP Seng Consolidated Bhd	6,300	13,395
Hong Leong Bank Bhd	1,800	6,508
Hong Leong Financial Group Bhd	1,900	7,519
IJM Corp. Bhd	28,600	22,368
IOI Corp. Bhd	900	957
IOI Properties Group Bhd	28,000	13,048
KLCCP Stapled Group (b)	11,600	21,187
Kuala Lumpur Kepong Bhd	4,900	28,157
Malayan Banking Bhd	1,129	2,501
Malaysia Airports Holdings Bhd	3,500	7,376
Maxis Bhd	6,300	8,527
MISC Bhd	3,500	6,098
MMC Corp. Bhd	32,800	17,896

	Number of Shares	Value
Malaysia (Continued)
Petronas Chemicals Group Bhd	14,300	$23,976
Petronas Dagangan Bhd	3,600	20,569
Petronas Gas Bhd	2,100	9,048
PPB Group Bhd	5,000	19,529
Public Bank Bhd	1,300	6,271
RHB Bank Bhd	5,221	6,174
Sapura Energy Bhd	6,300	2,036
Sime Darby Bhd	12,575	26,502
Telekom Malaysia Bhd	7,100	10,690
Tenaga Nasional Bhd	11,200	37,451
Westports Holdings Bhd	13,300	11,679
YTL Corp. Bhd	42,600	14,265
YTL Power International Bhd	64,100	21,164

		629,826

Mexico — 5.2%
Alfa SAB de CV, Class A	1,838	2,581
Alpek SAB de CV	1,266	1,404
Alsea SAB de CV	3,230	11,789
America Movil SAB de CV, Series L	18,226	16,996
Arca Continental SAB de CV	377	2,767
Banregio Grupo Financiero SAB de CV	2,275	14,723
Cemex SAB de CV, Series CPO*	88,817	83,272
Coca-Cola Femsa SAB de CV, Series L	1,892	15,555
Concentradora Fibra Danhos SA de CV REIT	6,679	11,696
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	3,943	4,976
El Puerto de Liverpool SAB de CV, Class C1	529	4,754
Fibra Uno Administracion SA de CV REIT	16,530	29,577
Fomento Economico Mexicano SAB de CV	3,027	30,389
Gentera SAB de CV	14,421	22,195
Gruma SAB de CV, Class B	1,213	17,846
Grupo Aeromexico SAB de CV*	9,430	19,116
Grupo Aeroportuario del Centro Norte SAB de CV	1,991	12,080
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,724	41,206
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,809	57,481
Grupo Bimbo SAB de CV, Series A	2,190	5,326
Grupo Carso SAB de CV, Series A1	2,188	8,870
Grupo Comercial Chedraui SA de CV	3,078	6,614
Grupo Financiero Banorte SAB de CV, Class O	1,806	12,354
Grupo Lala SAB de CV	1,050	1,870
Grupo Mexico SAB de CV, Series B	7,047	23,305
Grupo Simec SAB de CV, Series B*	5,833	21,093
Grupo Televisa SAB, Series CPO	3,285	17,038
Industrias Bachoco SAB de CV, Series B	5,909	31,460
Industrias CH SAB de CV, Series B*	6,723	32,263
Industrias Penoles SAB de CV	655	17,072
Infraestructura Energetica Nova SAB de CV	1,739	9,479

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Mexico (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A	4,265	$8,399
Megacable Holdings SAB de CV, Series CPO	4,236	18,398
Mexichem SAB de CV	10,411	27,817
Nemak SAB de CV, 144A	6,638	5,613
Organizacion Soriana SAB de CV, Class B*	4,297	10,729
Promotora y Operadora de Infraestructura SAB de CV	553	6,079
Promotora y Operadora de Infraestructura SAB de CV, Class L	164	1,374
Telesites SAB de CV*	3,798	3,032
Wal-Mart de Mexico SAB de CV	3,101	7,567

		676,155

Peru — 0.3%
Credicorp Ltd.	198	40,160

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	10,760	15,655
Aboitiz Power Corp.	9,800	7,565
Alliance Global Group, Inc.*	8,100	2,200
Ayala Corp.	620	11,147
Bank of the Philippine Islands	3,050	6,312
BDO Unibank, Inc.	1,790	4,446
DMCI Holdings, Inc.	55,800	17,121
Energy Development Corp.	107,100	14,191
Globe Telecom, Inc.	45	1,759
GT Capital Holdings, Inc.	205	4,479
International Container Terminal Services, Inc.	1,260	2,571
JG Summit Holdings, Inc.	5,040	7,072
Jollibee Foods Corp.	1,990	9,264
Manila Electric Co.	2,200	11,651
Megaworld Corp.	72,900	7,038
Metro Pacific Investments Corp.	73,700	9,146
Metropolitan Bank & Trust Co.	2,880	4,930
Petron Corp.	26,500	5,075
PLDT, Inc.	95	3,212
Semirara Mining & Power Corp.	4,570	15,504
SM Investments Corp.	530	8,395
SM Prime Holdings, Inc.	30,700	20,039
Universal Robina Corp.	310	885

		189,657

Poland — 2.2%
Alior Bank SA*	78	1,441
Asseco Poland SA	3,055	38,728
Bank Handlowy w Warszawie SA	36	715
Bank Millennium SA*	1,212	2,527
Bank Zachodni WBK SA	19	1,965
Budimex SA	347	22,058
CCC SA*	288	21,132
Ciech SA*	380	6,671
Cyfrowy Polsat SA	514	3,855
Enea SA	1,434	6,120
Eurocash SA	516	5,652

	Number of Shares	Value
Poland (Continued)
Grupa Azoty SA	216	$4,165
Grupa Lotos SA*	647	10,657
KGHM Polska Miedz SA	129	4,552
LPP SA	4	9,775
mBank SA*	16	1,961
Orange Polska SA*	460	771
PGE Polska Grupa Energetyczna SA	864	3,450
Polski Koncern Naftowy ORLEN SA	848	27,979
Polskie Gornictwo Naftowe i Gazownictwo SA	21,510	41,113
Powszechna Kasa Oszczednosci Bank Polski SA*	937	9,618
Powszechny Zaklad Ubezpieczen SA	1,968	26,711
Synthos SA	11,841	15,839
Tauron Polska Energia SA*	22,341	24,508

		291,963

Qatar — 1.0%
Aamal Co.	3,274	9,306
Al Meera Consumer Goods Co. QSC	67	2,762
Barwa Real Estate Co.	950	8,268
Commercial Bank QSC*	61	499
Doha Bank QPSC	467	3,868
Industries Qatar QSC	275	6,873
Masraf Al Rayan QSC	735	7,701
Ooredoo QSC	859	20,663
Qatar Electricity & Water Co. QSC	260	13,281
Qatar Gas Transport Co. Ltd.	2,682	12,514
Qatar Insurance Co. SAQ	993	17,999
Qatar International Islamic Bank QSC	216	3,245
Qatar Islamic Bank SAQ	115	2,937
Qatar Navigation QSC	705	12,358
United Development Co. QSC	1,845	7,687

		129,961

Romania — 0.3%
NEPI Rockcastle PLC*	2,971	43,088

Russia — 3.7%
Acron PJSC	216	13,129
Aeroflot PJSC	18,385	60,719
Alrosa PJSC	6,941	9,705
Bashneft PJSC*	192	7,207
Federal Grid Co Unified Energy System PJSC	1,291,117	3,935
Gazprom PJSC	2,793	5,674
Inter RAO UES PJSC	370,439	25,068
LSR Group PJSC, GDR	261	744
LUKOIL PJSC	1,206	61,063
Magnitogorsk Iron & Steel Works PJSC	38,794	26,894
MegaFon PJSC, GDR	435	4,289
MMC Norilsk Nickel PJSC	61	10,283
Mobile TeleSystems PJSC	12,010	55,836
Moscow Exchange MICEX-RTS PJSC	801	1,454
Mosenergo PJSC	162,117	9,109
Novatek PJSC	1,357	14,003
Novolipetsk Steel PJSC	8,453	20,366
PhosAgro PJSC, GDR	740	10,286

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Russia (Continued)
ROSSETI PJSC	149,483	$2,625
Rostelecom PJSC	6,238	7,197
RusHydro PJSC	1,420,876	20,324
Severstal PJSC	2,515	39,408
Surgutneftegas OJSC	9,714	4,516
Tatneft PJSC	8,285	55,352
Unipro PJSC	306,623	12,724
Uralkali PJSC*	206	484

		482,394

South Africa — 13.4%
AECI Ltd.	3,300	27,167
Anglo American Platinum Ltd.*	10	271
AngloGold Ashanti Ltd.	198	2,006
Aspen Pharmacare Holdings Ltd.	150	3,346
Attacq Ltd.*	5,732	7,982
AVI Ltd.	6,581	50,020
Barclays Africa Group Ltd. (c)	390	4,452
Barloworld Ltd.	14,289	141,268
Bid Corp. Ltd.	2,652	60,281
Bidvest Group Ltd. (c)	11,775	155,324
Capitec Bank Holdings Ltd.	320	22,170
Clicks Group Ltd.	8,561	98,009
Coronation Fund Managers Ltd.	495	2,679
Discovery Ltd.	675	7,821
Distell Group Ltd.	495	5,263
EOH Holdings Ltd.	483	4,143
Exxaro Resources Ltd.	1,187	11,952
Famous Brands Ltd.*	2,415	21,962
FirstRand Ltd.	659	2,815
Foschini Group Ltd.	2,007	23,667
Gold Fields Ltd.	738	3,293
Grindrod Ltd.*	4,716	4,902
Growthpoint Properties Ltd. REIT (c)	16,859	32,622
Hyprop Investments Ltd. REIT	5,857	51,430
Impala Platinum Holdings Ltd.*	1,038	3,210
Imperial Holdings Ltd.	5,784	92,838
JSE Ltd.	1,034	10,721
KAP Industrial Holdings Ltd.	50,426	32,783
Liberty Holdings Ltd. (c)	534	4,256
Life Healthcare Group Holdings Ltd.	10,280	20,857
Massmart Holdings Ltd.	4,162	38,957
MMI Holdings Ltd.	3,384	5,418
Mondi Ltd.	855	23,334
Mr Price Group Ltd.	1,396	19,467
MTN Group Ltd. (c)	1,301	12,935
Nampak Ltd.*	3,829	5,562
Nedbank Group Ltd. (c)	590	9,981
Netcare Ltd.	17,151	31,815
Oceana Group Ltd.	514	3,705
Omnia Holdings Ltd.	4,227	46,018
Pick n Pay Stores Ltd.	9,505	46,788
Pioneer Foods Group Ltd.	2,464	24,010
PSG Group Ltd.	263	5,111
Rand Merchant Investment Holdings Ltd.	6,097	19,528
Redefine Properties Ltd. REIT	47,960	39,335
Remgro Ltd.	373	6,237

	Number of Shares	Value
South Africa (Continued)
Resilient REIT Ltd. REIT (c)	2,677	$25,758
Reunert Ltd.	4,884	26,116
RMB Holdings Ltd.	8,750	44,735
Sanlam Ltd.	1,783	9,850
Santam Ltd.	1,784	35,550
Sappi Ltd.	13,816	92,904
Sasol Ltd.	137	4,131
Shoprite Holdings Ltd.	2,237	38,792
SPAR Group Ltd.	1,597	20,771
Standard Bank Group Ltd.	864	11,130
Sun International Ltd./South Africa	955	4,262
Super Group Ltd./South Africa*	4,025	12,793
Telkom SA SOC Ltd.	10,891	52,589
Tiger Brands Ltd.	2,033	63,035
Tongaat Hulett Ltd.	1,046	9,546
Truworths International Ltd.	2,199	14,048
Tsogo Sun Holdings Ltd.	10,955	18,400
Vodacom Group Ltd.	1,112	15,536
Woolworths Holdings Ltd. (c)	1,811	8,268

		1,755,925

Taiwan — 18.6%
Acer, Inc.*	10,027	5,050
Advanced Semiconductor Engineering, Inc.	28,364	34,211
Advantech Co. Ltd.	2,426	17,886
Asia Cement Corp.	16,420	14,881
Asustek Computer, Inc.	575	4,763
AU Optronics Corp.	61,093	25,102
Capital Securities Corp.	24,070	7,864
Catcher Technology Co. Ltd.	3,471	44,165
Cathay Real Estate Development Co. Ltd.	24,900	13,655
Chang Hwa Commercial Bank Ltd.	15,208	8,315
Cheng Shin Rubber Industry Co. Ltd.	15,771	31,721
Cheng Uei Precision Industry Co. Ltd.	7,444	10,162
Chicony Electronics Co. Ltd.	17,059	42,847
China Airlines Ltd.*	47,072	19,965
China Life Insurance Co. Ltd.*	47,504	52,417
China Motor Corp.	52,399	48,789
China Steel Corp.	36,376	30,495
Chunghwa Telecom Co. Ltd.	3,484	12,122
Compal Electronics, Inc.	65,314	46,964
CTBC Financial Holding Co. Ltd.	65,437	42,390
Delta Electronics, Inc.	6,946	38,092
E.Sun Financial Holding Co. Ltd.	25,155	15,504
Eclat Textile Co. Ltd.	173	2,121
Eternal Materials Co. Ltd.	58,080	61,392
Eva Airways Corp.	26,708	13,894
Evergreen Marine Corp. Taiwan Ltd.*	8,252	6,289
Far Eastern International Bank	21,851	6,741
Far Eastern New Century Corp.	44,281	35,435
Far EasTone Telecommunications Co. Ltd.	10,239	24,835
Feng Hsin Steel Co. Ltd.	31,766	55,366
Feng TAY Enterprise Co. Ltd.	1,720	8,150
First Financial Holding Co. Ltd.	19,915	12,934
Formosa Chemicals & Fibre Corp.	18,266	57,439

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Taiwan (Continued)
Formosa Petrochemical Corp.	2,431	$8,579
Formosa Plastics Corp.	13,214	41,115
Formosa Taffeta Co. Ltd.	8,749	8,697
Foxconn Technology Co. Ltd.	48,457	153,822
Fubon Financial Holding Co. Ltd.	20,827	33,471
Giant Manufacturing Co. Ltd.	891	4,502
Hon Hai Precision Industry Co. Ltd.	18,454	71,849
Hotai Motor Co. Ltd.	817	9,624
Hua Nan Financial Holdings Co. Ltd.	27,090	15,125
Innolux Corp.	40,669	19,810
Inventec Corp.	67,916	53,898
Largan Precision Co. Ltd.	89	17,193
Lite-On Technology Corp.	109,356	161,793
MediaTek, Inc.	1,411	12,647
Mega Financial Holding Co. Ltd.	16,959	13,627
Nan Ya Plastics Corp.	18,173	45,886
Novatek Microelectronics Corp.	9,244	35,991
Oriental Union Chemical Corp.*	11,117	9,872
Pegatron Corp.	23,529	74,067
Pou Chen Corp.	56,861	73,764
President Chain Store Corp.	5,959	49,857
Quanta Computer, Inc.	16,139	36,739
Realtek Semiconductor Corp.	4,875	18,900
Shin Kong Financial Holding Co. Ltd.	70,122	20,377
Siliconware Precision Industries Co. Ltd.	23,000	36,429
SinoPac Financial Holdings Co. Ltd.*	70,452	22,644
Synnex Technology International Corp.	9,320	10,407
Taishin Financial Holding Co. Ltd.	22,605	10,037
Taiwan Business Bank	31,403	8,678
Taiwan Cement Corp.	44,872	51,817
Taiwan Fertilizer Co. Ltd.	32,910	43,892
Taiwan Glass Industry Corp.*	1,423	773
Taiwan Mobile Co. Ltd.	5,074	18,158
Taiwan Secom Co. Ltd.	5,120	15,133
Taiwan Semiconductor Manufacturing Co. Ltd.	967	6,937
Teco Electric and Machinery Co. Ltd.	30,727	28,712
Ton Yi Industrial Corp.	31,336	14,848
Transcend Information, Inc.	7,849	23,407
U-Ming Marine Transport Corp.*	3,915	4,982
Unimicron Technology Corp.	25,537	14,597
Uni-President Enterprises Corp.	24,157	51,389
United Microelectronics Corp.	69,293	34,556
Vanguard International Semiconductor Corp.	7,830	14,140
Walsin Lihwa Corp.	120,321	58,010
Wan Hai Lines Ltd.	12,788	8,899
Wistron Corp.	75,244	71,058
Yuanta Financial Holding Co. Ltd.	75,559	32,798
Yulon Motor Co. Ltd.	8,092	6,971
Yulon Nissan Motor Co. Ltd.	63	520

		2,432,953

Thailand — 4.5%
Advanced Info Service PCL, NVDR	2,220	12,536
Airports of Thailand PCL, NVDR	3,293	5,405
Bangkok Bank PCL	900	5,001

	Number of Shares	Value
Thailand (Continued)
Bangkok Expressway & Metro PCL, NVDR	16,445	$3,863
Bangkok Life Assurance PCL, NVDR	9,998	13,775
Banpu PCL, NVDR	56,868	30,142
BEC World PCL, NVDR	1,640	854
BTS Group Holdings PCL, NVDR	59,403	15,475
Bumrungrad Hospital PCL, NVDR	800	5,252
Central Pattana PCL, NVDR	17,571	38,100
Charoen Pokphand Foods PCL, NVDR	14,899	12,227
CP ALL PCL, NVDR	14,594	27,250
Delta Electronics Thailand PCL, NVDR	3,627	9,721
Electricity Generating PCL, NVDR	3,750	26,427
Glow Energy PCL, NVDR	3,512	9,070
Home Product Center PCL, NVDR	62,040	18,684
Indorama Ventures PCL, NVDR	22,328	26,225
Intouch Holdings PCL, NVDR	21,828	37,306
IRPC PCL, NVDR	47,095	8,439
Kasikornbank PCL	1,100	6,990
Krung Thai Bank PCL, NVDR	24,978	14,067
Land & Houses PCL, NVDR	167,252	48,858
Minor International PCL, NVDR	8,308	9,946
PTT Exploration & Production PCL, NVDR	7,400	19,500
PTT Global Chemical PCL, NVDR	18,638	42,940
PTT PCL, NVDR	1,930	23,191
Ratchaburi Electricity Generating Holding PCL, NVDR	19,568	32,854
Siam Cement PCL	500	7,529
Siam City Cement PCL, NVDR	449	3,948
Siam Commercial Bank PCL, NVDR	4,000	18,130
Thai Airways International PCL, NVDR*	8,336	4,544
Thai Oil PCL, NVDR	8,600	24,410
Thai Union Group PCL, NVDR	14,018	8,359
TMB Bank PCL, NVDR	101,924	7,244
Total Access Communication PCL, NVDR*	3,596	5,929

		584,191

Turkey — 2.9%
Akbank TAS	754	2,258
Akcansa Cimento AS	1,802	5,820
Anadolu Efes Biracilik Ve Malt Sanayii AS	423	2,597
Arcelik AS	1,755	12,200
Aselsan Elektronik Sanayi Ve Ticaret AS	2,919	22,828
Aygaz AS	5,601	25,405
BIM Birlesik Magazalar AS	1,142	25,304
Coca-Cola Icecek AS	90	1,046
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	51,894	44,190
Enka Insaat ve Sanayi AS	4,935	7,647
Eregli Demir ve Celik Fabrikalari TAS	15,081	35,906
Ford Otomotiv Sanayi AS	1,215	16,730
Haci Omer Sabanci Holding AS	226	694
KOC Holding AS	2,169	11,333
Migros Ticaret AS*	914	7,651
Petkim Petrokimya Holding AS	26,741	48,331
TAV Havalimanlari Holding AS	841	5,169
Tofas Turk Otomobil Fabrikasi AS	2,618	23,962
Tupras Turkiye Petrol Rafinerileri AS	603	20,487
Turk Hava Yollari AO*	1,160	3,279

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Turkey (Continued)
Turk Telekomunikasyon AS*	1,800	$3,743
Turk Traktor ve Ziraat Makineleri AS	335	8,053
Turkcell Iletisim Hizmetleri AS	874	3,344
Turkiye Garanti Bankasi AS	1,349	4,196
Turkiye Is Bankasi, Class C	6,323	13,717
Turkiye Sinai Kalkinma Bankasi AS	9,011	3,967
Turkiye Sise ve Cam Fabrikalari AS	9,917	12,753
Turkiye Vakiflar Bankasi TAO, Class D	2,369	4,940
Ulker Biskuvi Sanayi AS	295	1,764

		379,314

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	2,015	4,005
Air Arabia PJSC	33,531	10,224
Aldar Properties PJSC	11,648	7,325
DAMAC Properties Dubai Co. PJSC	7,152	7,866
DP World Ltd.	152	3,487
Dubai Investments PJSC	18,136	11,504
Dubai Islamic Bank PJSC	3,369	5,586
Emaar Malls PJSC	152	102
Emaar Properties PJSC	7,962	18,425
Emirates Telecommunications Group Co. PJSC	907	4,445
Union National Bank PJSC	3,963	4,564

		77,533

TOTAL COMMON STOCKS (Cost $10,265,997)		11,519,364

PREFERRED STOCKS — 3.3%
Brazil — 2.1%
Banco Bradesco SA	411	4,386
Braskem SA, Class A	1,760	21,317
Cia de Gas de Sao Paulo — COMGAS, Class A	1,711	29,365
Cia de Transmissao de Energia Eletrica Paulista	2,207	49,626
Cia Energetica de Minas Gerais	3,713	9,889
Cia Paranaense de Energia, Class B	1,921	17,547
Itau Unibanco Holding SA	947	12,144
Itausa — Investimentos Itau SA	28,762	93,239
Suzano Papel e Celulose SA, Class A	1,747	9,717

	Number of Shares	Value
Brazil (Continued)
Telefonica Brasil SA	1,402	$21,762
Vale SA	334	3,457

		272,449

Chile — 0.4%
Embotelladora Andina SA, Class B	5,535	26,082
Sociedad Quimica y Minera de Chile SA, Class B	506	23,646

		49,728

Colombia — 0.4%
Bancolombia SA	2,504	28,570
Cementos Argos SA	1,509	5,432
Grupo Aval Acciones y Valores SA	30,625	13,728
Grupo de Inversiones Suramericana SA	581	7,939

		55,669

Russia — 0.4%
Bashneft PJSC	43	957
Surgutneftegas OJSC	19,038	9,507
Tatneft PJSC, Series 3	2,049	9,526
Transneft PJSC	9	27,624

		47,614

TOTAL PREFERRED STOCKS (Cost $366,021)		425,460

RIGHTS — 0.0%
China — 0.0%
Sisram Medical, expires 12/31/17 (a) (Cost $0)	1	0

SECURITIES LENDING COLLATERAL — 1.4%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (d)(e) (Cost $184,866)	184,866	184,866

TOTAL INVESTMENTS — 92.7% (Cost $10,816,884)		$12,129,690
Other assets and liabilities, net — 7.3%		959,060

NET ASSETS — 100.0%		$13,088,750

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $175,873, which is 1.3% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF (Continued)

August 31, 2017

CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2017, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	57	$1,136,124	$1,132,932	9/28/2017	$(3,192)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$11,514,390	$—	$4,974	$11,519,364
Preferred Stocks (f)	425,460	—	—	425,460
Rights	—	—	0	0
Short-Term Investments	184,866	—	—	184,866

TOTAL	$12,124,716	$—	$4,974	$12,129,690

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(3,192)	$—	$—	$(3,192)

TOTAL	$(3,192)	$—	$—	$(3,192)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2017, the amount of transfers between Level 1 and Level 3 was $2,128 and between Level 3 and Level 1 was $831. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

August 31, 2017

	Number of Shares	Value
COMMON STOCKS — 98.8%
Consumer Discretionary — 17.1%
Advance Auto Parts, Inc.	595	$58,250
Amazon.com, Inc.*	14	13,728
AMC Networks, Inc., Class A*	524	31,849
Aramark	4,555	185,343
AutoNation, Inc.*(a)	285	12,930
AutoZone, Inc.*	242	127,882
Bed Bath & Beyond, Inc.	1,667	45,993
Best Buy Co., Inc.	1,487	80,685
BorgWarner, Inc.	5,311	246,484
Bright Horizons Family Solutions, Inc.*	702	56,111
Brunswick Corp.	3,525	184,992
Burlington Stores, Inc.*	2,243	195,433
Cabela’s, Inc.*	291	15,627
Cable One, Inc.	205	155,542
CalAtlantic Group, Inc.	822	28,564
CarMax, Inc.*	883	59,293
Carnival Corp.	6,028	418,825
Carter’s, Inc.	471	40,840
CBS Corp., Class B	3,041	194,806
Charter Communications, Inc., Class A*	16	6,377
Chipotle Mexican Grill, Inc.*(a)	109	34,521
Choice Hotels International, Inc.	871	54,046
Cinemark Holdings, Inc.	3,718	123,772
Coach, Inc.	2,929	122,139
Comcast Corp., Class A	1,265	51,372
D.R. Horton, Inc.	2,721	98,364
Darden Restaurants, Inc.	7,028	576,929
Delphi Automotive PLC	6,051	583,316
Dick’s Sporting Goods, Inc.	2,585	68,141
Discovery Communications, Inc., Class A*	1,979	43,954
Discovery Communications, Inc., Class C*	2,926	61,475
DISH Network Corp., Class A*	2,041	116,929
Dollar General Corp.	958	69,512
Dollar Tree, Inc.*	1,163	92,621
Domino’s Pizza, Inc.	1,328	242,041
Dunkin’ Brands Group, Inc.	1,259	64,914
Expedia, Inc.	380	56,377
Extended Stay America, Inc.	2,700	52,893
Floor & Decor Holdings, Inc., Class A*	135	4,852
Foot Locker, Inc.	6,771	238,542
Ford Motor Co.	2,810	30,994
GameStop Corp., Class A (a)	248	4,588
Gap, Inc.	5,728	135,295
Garmin Ltd.	4,342	223,613
General Motors Co.	4,336	158,437
Gentex Corp.	9,475	173,108
Genuine Parts Co.	2,841	235,320
Goodyear Tire & Rubber Co.	3,727	112,928
Graham Holdings Co., Class B	252	147,974
H&R Block, Inc.	8,840	236,382
Hanesbrands, Inc.	579	14,047
Harley-Davidson, Inc. (a)	4,569	214,789
Hasbro, Inc.	2,693	264,587
Hilton Grand Vacations, Inc.*	422	15,297

	Number of Shares	Value
Consumer Discretionary (Continued)
Hilton Worldwide Holdings, Inc.	1,051	$67,611
Home Depot, Inc.	610	91,421
Hyatt Hotels Corp., Class A*	893	53,142
International Game Technology PLC	1,511	30,779
Interpublic Group of Companies, Inc.	5,482	110,407
John Wiley & Sons, Inc., Class A	1,613	87,021
Kohl’s Corp. (a)	2,877	114,447
L Brands, Inc.	581	21,044
Las Vegas Sands Corp.	734	45,662
Lear Corp.	4,401	658,126
Leggett & Platt, Inc.	3,624	166,595
Lennar Corp., Class A	1,524	78,882
Liberty Broadband Corp., Class A*	354	35,906
Liberty Broadband Corp., Class C*	1,666	169,149
Liberty Interactive Corp., Class A*	4,047	89,520
Liberty Media Corp.-Liberty Formula One, Class A*	1,876	71,157
Liberty Media Corp.-Liberty Formula One, Class C*	1,869	73,452
Liberty Media Corp-Liberty SiriusXM, Class A*	1,284	57,395
Liberty Media Corp-Liberty SiriusXM, Class C*	2,724	121,518
Liberty Ventures, Series A*	6,829	420,393
Live Nation Entertainment, Inc.*	4,163	166,353
LKQ Corp.*	727	25,191
Lowe’s Cos., Inc.	2,454	181,326
Macy’s, Inc.	403	8,370
Madison Square Garden Co., Class A*	86	18,276
Mattel, Inc.	525	8,516
McDonald’s Corp.	682	109,100
MGM Resorts International	1,200	39,552
Michael Kors Holdings Ltd.*	243	10,259
Michaels Cos., Inc.*	274	6,151
Mohawk Industries, Inc.*	1,130	286,026
Murphy USA, Inc.*	566	36,484
News Corp., Class A	15,786	211,059
News Corp., Class B	5,215	71,446
NIKE, Inc., Class B	1,379	72,825
Nordstrom, Inc. (a)	4,773	212,971
Norwegian Cruise Line Holdings Ltd.*	1,124	66,833
NVR, Inc.*	222	604,029
Omnicom Group, Inc.	3,469	251,086
O’Reilly Automotive, Inc.*	651	127,681
Penske Automotive Group, Inc.	492	20,841
Polaris Industries, Inc. (a)	537	50,065
Pool Corp.	2,277	226,994
Priceline Group, Inc.*	37	68,527
PulteGroup, Inc.	3,466	89,492
PVH Corp.	695	87,494
Ralph Lauren Corp.	207	18,193
Regal Entertainment Group, Class A (a)	3,503	51,739
Ross Stores, Inc.	5,976	349,297
Royal Caribbean Cruises Ltd.	1,495	186,068
Scripps Networks Interactive, Inc., Class A	2,498	213,954
Service Corp. International	4,007	141,607

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Consumer Discretionary (Continued)
ServiceMaster Global Holdings, Inc.*	549	$25,869
Signet Jewelers Ltd. (a)	196	12,362
Sirius XM Holdings, Inc. (a)	18,418	105,904
Six Flags Entertainment Corp. (a)	1,500	81,855
Staples, Inc.	9,949	101,629
Starbucks Corp.	1,478	81,083
Target Corp.	2,471	134,744
TEGNA, Inc.	3,131	39,513
Thor Industries, Inc.	2,372	257,694
Tiffany & Co.	4,118	376,385
Time Warner, Inc.	1,305	131,936
TJX Cos., Inc.	2,844	205,621
Toll Brothers, Inc.	1,975	76,946
Tractor Supply Co.	208	12,378
Tribune Media Co., Class A	547	21,918
Tupperware Brands Corp.	2,998	173,494
Twenty-First Century Fox, Inc., Class A	934	25,769
Twenty-First Century Fox, Inc., Class B	469	12,710
Ulta Beauty, Inc.*	273	60,336
Vail Resorts, Inc.	1,287	293,372
VF Corp.	1,072	67,397
Viacom, Inc., Class B	292	8,351
Visteon Corp.*	873	100,779
Walt Disney Co.	593	60,012
Wendy’s Co.	3,305	49,311
Whirlpool Corp.	725	124,425
Williams-Sonoma, Inc. (a)	2,371	109,066
Wyndham Worldwide Corp.	4,117	410,383
Yum China Holdings, Inc.*	5,395	190,767
Yum! Brands, Inc.	3,716	285,463

		17,102,527

Consumer Staples — 4.3%
Altria Group, Inc.	529	33,539
Archer-Daniels-Midland Co.	2,372	98,011
Brown-Forman Corp., Class A	404	22,470
Brown-Forman Corp., Class B	1,767	93,722
Bunge Ltd.	2,551	190,381
Campbell Soup Co.	964	44,537
Casey’s General Stores, Inc.	429	45,225
Church & Dwight Co., Inc.	2,863	143,637
Clorox Co.	881	122,045
Coca-Cola Co.	242	11,023
Colgate-Palmolive Co.	1,425	102,087
Conagra Brands, Inc.	1,434	46,548
Constellation Brands, Inc., Class A	383	76,638
Costco Wholesale Corp.	1,487	233,072
CVS Health Corp.	883	68,291
Dr Pepper Snapple Group, Inc.	1,408	128,198
Edgewell Personal Care Co.*	196	14,884
Energizer Holdings, Inc.	194	8,565
Estee Lauder Cos., Inc., Class A	1,575	168,509
Flowers Foods, Inc.	4,505	78,252
General Mills, Inc.	1,325	70,570
Hershey Co.	1,899	199,243
Hormel Foods Corp.	3,774	116,013
Ingredion, Inc.	728	90,141

	Number of Shares	Value
Consumer Staples (Continued)
JM Smucker Co.	641	$67,151
Kellogg Co.	664	43,465
Kimberly-Clark Corp.	982	121,071
Kraft Heinz Co.	118	9,529
Kroger Co.	2,198	48,070
Lamb Weston Holdings, Inc.	4,345	197,611
McCormick & Co., Inc.	1,458	138,700
Molson Coors Brewing Co., Class B	144	12,924
Mondelez International, Inc., Class A	702	28,543
Monster Beverage Corp.*	203	11,331
Nu Skin Enterprises, Inc., Class A	58	3,528
PepsiCo, Inc.	308	35,645
Philip Morris International, Inc.	275	32,156
Pilgrim’s Pride Corp.*	267	7,863
Pinnacle Foods, Inc.	2,542	150,766
Post Holdings, Inc.*	607	51,674
Procter & Gamble Co.	351	32,387
Seaboard Corp.	15	64,435
Spectrum Brands Holdings, Inc. (a)	423	46,513
Sprouts Farmers Market, Inc.*	1,914	38,165
Sysco Corp.	10,446	550,191
TreeHouse Foods, Inc.*(a)	59	3,952
Tyson Foods, Inc., Class A	1,939	122,739
US Foods Holding Corp.*	3,971	109,004
Walgreens Boots Alliance, Inc.	1,200	97,800
Wal-Mart Stores, Inc.	525	40,987

		4,271,801

Energy — 0.7%
Andeavor	294	29,444
Baker Hughes a GE Co.	2,179	73,868
Chevron Corp.	95	10,224
Cimarex Energy Co.	57	5,682
ConocoPhillips	324	14,146
Energen Corp.*	109	5,589
EOG Resources, Inc.	126	10,709
Exxon Mobil Corp.	80	6,106
Helmerich & Payne, Inc. (a)	282	11,940
HollyFrontier Corp.	597	18,692
Kinder Morgan, Inc.	1,902	36,766
Marathon Petroleum Corp.	2,358	123,677
Occidental Petroleum Corp.	137	8,179
Oceaneering International, Inc.	591	13,327
ONEOK, Inc.	1,127	61,038
Phillips 66	323	27,071
Pioneer Natural Resources Co.	76	9,853
Targa Resources Corp.	123	5,482
Valero Energy Corp.	3,467	236,103
Williams Cos., Inc.	446	13,260

		721,156

Financials — 17.7%
Affiliated Managers Group, Inc.	790	139,585
Aflac, Inc.	2,617	216,033
AGNC Investment Corp. REIT	6,049	130,295
Alleghany Corp.*	213	119,870
Allstate Corp.	3,635	328,967
Ally Financial, Inc.	4,725	106,785

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials (Continued)
American Express Co.	2,281	$196,394
American Financial Group, Inc.	2,344	238,643
American International Group, Inc.	285	17,237
American National Insurance Co.	75	8,678
Ameriprise Financial, Inc.	1,194	165,381
Annaly Capital Management, Inc. REIT	23,838	297,975
Aon PLC	2,091	290,984
Arch Capital Group Ltd.*	2,978	289,879
Arthur J Gallagher & Co.	4,640	268,656
Aspen Insurance Holdings Ltd.	1,797	81,224
Associated Banc-Corp.	4,036	88,388
Assurant, Inc.	1,444	136,732
Assured Guaranty Ltd.	5,255	223,548
Athene Holding, Ltd., Class A*	318	17,016
Axis Capital Holdings Ltd.	3,385	203,912
Bank of America Corp.	649	15,505
Bank of Hawaii Corp.	500	39,065
Bank of New York Mellon Corp.	1,805	94,365
Bank of the Ozarks	851	36,559
BankUnited, Inc.	932	31,017
BB&T Corp.	2,615	120,525
Berkshire Hathaway, Inc., Class B*	334	60,507
BGC Partners, Inc., Class A	2,421	31,449
BlackRock, Inc.	58	24,303
BOK Financial Corp.	132	10,623
Brighthouse Financial, Inc.*	89	5,079
Brown & Brown, Inc.	3,729	167,656
Capital One Financial Corp.	2,217	176,495
CBOE Holdings, Inc.	2,470	249,198
Charles Schwab Corp.	668	26,653
Chimera Investment Corp. REIT	15,323	292,210
Chubb Ltd.	934	132,086
Cincinnati Financial Corp.	1,736	133,394
CIT Group, Inc.	887	39,782
Citigroup, Inc.	612	41,634
Citizens Financial Group, Inc.	3,049	101,013
CME Group, Inc.	700	88,060
CNA Financial Corp.	771	37,825
Comerica, Inc.	905	61,766
Commerce Bancshares, Inc.	1,145	62,964
Credit Acceptance Corp.*(a)	249	67,803
Cullen/Frost Bankers, Inc.	795	66,939
Discover Financial Services	4,743	279,600
E*TRADE Financial Corp.*	2,314	94,897
East West Bancorp, Inc.	1,930	106,864
Eaton Vance Corp.	5,846	278,153
Erie Indemnity Co., Class A	1,419	171,401
Everest Re Group Ltd.	3,227	814,753
FactSet Research Systems, Inc.	954	149,950
Federated Investors, Inc., Class B	2,086	56,969
Fifth Third Bancorp	7,889	206,140
First American Financial Corp.	4,352	213,509
First Hawaiian, Inc.	366	9,915
First Horizon National Corp.	2,351	40,461
First Republic Bank	885	85,889
FNB Corp.	1,751	22,220
FNF Group	9,437	455,241

	Number of Shares	Value
Financials (Continued)
Franklin Resources, Inc.	7,958	$344,024
Goldman Sachs Group, Inc.	329	73,610
Hanover Insurance Group, Inc.	567	55,668
Hartford Financial Services Group, Inc.	1,755	94,893
Huntington Bancshares, Inc.	8,089	101,841
Interactive Brokers Group, Inc., Class A	145	6,080
Intercontinental Exchange, Inc.	1,127	72,883
Invesco Ltd.	2,900	95,062
JPMorgan Chase & Co.	146	13,270
KeyCorp	6,075	104,551
Lazard Ltd., Class A	7,895	338,617
Legg Mason, Inc.	3,093	118,122
Leucadia National Corp.	5,577	132,063
Lincoln National Corp.	1,733	117,601
Loews Corp.	2,513	117,056
LPL Financial Holdings, Inc.	3,532	165,439
M&T Bank Corp.	640	94,630
Markel Corp.*	51	53,651
MarketAxess Holdings, Inc.	459	88,564
Marsh & McLennan Cos., Inc.	4,256	332,308
Mercury General Corp.	467	26,838
MetLife, Inc.	999	46,783
MFA Financial, Inc. REIT	9,552	83,867
Moody’s Corp.	933	125,050
Morgan Stanley	717	32,624
Morningstar, Inc.	348	28,780
MSCI, Inc.	2,459	281,826
Nasdaq, Inc.	321	24,197
Navient Corp.	1,225	16,170
New Residential Investment Corp. REIT	12,607	207,763
New York Community Bancorp, Inc.	2,036	24,534
Northern Trust Corp.	940	83,190
Old Republic International Corp.	6,928	132,256
PacWest Bancorp	1,610	72,692
People’s United Financial, Inc.	2,508	41,884
PNC Financial Services Group, Inc.	851	106,724
Popular, Inc.	1,266	50,526
Principal Financial Group, Inc.	3,255	203,503
ProAssurance Corp.	1,639	87,277
Progressive Corp.	11,962	555,994
Prosperity Bancshares, Inc.	850	50,788
Prudential Financial, Inc.	1,488	151,895
Raymond James Financial, Inc.	680	53,258
Regions Financial Corp.	11,000	155,210
Reinsurance Group of America, Inc.	2,122	285,303
RenaissanceRe Holdings Ltd.	2,016	280,547
S&P Global, Inc.	2,348	362,367
Santander Consumer USA Holdings, Inc.*	523	7,468
SEI Investments Co.	2,421	141,532
Signature Bank*	264	33,882
SLM Corp.*	1,773	18,031
Starwood Property Trust, Inc. REIT	2,450	54,415
State Street Corp.	1,377	127,359
SunTrust Banks, Inc.	924	50,912
SVB Financial Group*	207	35,053
Synchrony Financial	4,528	139,417

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials (Continued)
Synovus Financial Corp.	1,533	$64,570
T. Rowe Price Group, Inc.	2,353	198,499
TCF Financial Corp.	2,511	38,996
TD Ameritrade Holding Corp.	1,525	66,063
Torchmark Corp.	4,367	336,128
Travelers Cos., Inc.	1,885	228,424
Two Harbors Investment Corp. REIT	13,336	136,427
Unum Group	5,770	277,999
US Bancorp	1,161	59,501
Validus Holdings Ltd.	3,652	183,148
Voya Financial, Inc.	1,415	54,095
W.R. Berkley Corp.	3,498	233,107
Webster Financial Corp.	1,231	57,463
Wells Fargo & Co.	226	11,542
Western Alliance Bancorp*	957	46,156
Willis Towers Watson PLC	420	62,357
XL Group Ltd.	3,390	138,854
Zions Bancorporation	1,819	79,418

		17,739,214

Health Care — 9.7%
Abbott Laboratories	1,706	86,904
AbbVie, Inc.	568	42,770
Aetna, Inc.	402	63,395
Agilent Technologies, Inc.	3,116	201,668
Alexion Pharmaceuticals, Inc.*	64	9,114
Align Technology, Inc.*	534	94,379
Allergan PLC	154	35,340
AmerisourceBergen Corp.	2,102	168,685
Amgen, Inc.	341	60,620
Anthem, Inc.	2,054	402,666
Baxter International, Inc.	15,958	990,034
Becton Dickinson and Co.	610	121,658
Biogen, Inc.*	357	113,012
Bio-Rad Laboratories, Inc., Class A*	562	122,415
Bio-Techne Corp.	488	60,405
Bioverativ, Inc.*	3,632	205,898
Boston Scientific Corp.*	1,641	45,210
Bristol-Myers Squibb Co.	172	10,403
Bruker Corp.	674	19,607
C.R. Bard, Inc.	826	264,989
Cardinal Health, Inc.	4,397	296,622
Celgene Corp.*	261	36,261
Centene Corp.*	215	19,103
Cerner Corp.*	3,255	220,624
Charles River Laboratories International, Inc.*	619	67,347
Cigna Corp.	2,934	534,164
Cooper Cos., Inc.	929	233,021
Danaher Corp.	826	68,905
DaVita, Inc.*	1,100	64,416
Edwards Lifesciences Corp.*	523	59,444
Eli Lilly & Co.	752	61,130
Express Scripts Holding Co.*	1,201	75,447
Gilead Sciences, Inc.	411	34,405
HCA Healthcare, Inc.*	1,846	145,206
Henry Schein, Inc.*	1,287	223,526

	Number of Shares	Value
Health Care (Continued)
Hill-Rom Holdings, Inc.	2,504	$192,708
Hologic, Inc.*	3,470	133,942
Humana, Inc.	935	240,875
IDEXX Laboratories, Inc.*	1,075	167,087
Illumina, Inc.*	104	21,264
Intuitive Surgical, Inc.*	111	111,518
Johnson & Johnson	207	27,401
Laboratory Corp. of America Holdings*	1,619	253,973
LifePoint Health, Inc.*	689	39,928
McKesson Corp.	513	76,596
MEDNAX, Inc.*	378	16,953
Medtronic PLC	353	28,459
Merck & Co., Inc.	476	30,397
Mettler-Toledo International, Inc.*	444	268,660
Mylan N.V.*	152	4,785
Patterson Cos., Inc.	1,102	42,427
PerkinElmer, Inc.	1,477	98,944
Pfizer, Inc.	525	17,808
Premier, Inc., Class A*	261	8,743
QIAGEN NV*	3,368	108,349
Quest Diagnostics, Inc.	4,583	496,568
Regeneron Pharmaceuticals, Inc.*	27	13,416
ResMed, Inc.	1,631	126,533
STERIS PLC	1,638	142,768
Stryker Corp.	555	78,460
Teleflex, Inc.	699	148,013
Thermo Fisher Scientific, Inc.	396	74,107
United Therapeutics Corp.*	1,108	144,926
UnitedHealth Group, Inc.	548	108,997
Universal Health Services, Inc., Class B	768	83,044
Varian Medical Systems, Inc.*	3,520	374,000
VCA, Inc.*	817	75,948
Veeva Systems, Inc., Class A*	177	10,532
VWR Corp.*	1,280	42,266
Waters Corp.*	1,225	224,763
WellCare Health Plans, Inc.*	728	127,167
West Pharmaceutical Services, Inc.	2,051	178,519
Zimmer Biomet Holdings, Inc.	490	55,992
Zoetis, Inc.	1,495	93,737

		9,749,366

Industrials — 18.3%
3M Co.	408	83,363
AECOM*	892	29,882
AGCO Corp.	1,206	82,551
Air Lease Corp.	2,822	114,686
Alaska Air Group, Inc.	2,908	217,111
Allegion PLC	1,546	121,686
Allison Transmission Holdings, Inc.	3,538	122,875
AMERCO	79	29,484
American Airlines Group, Inc.	2,033	90,956
AMETEK, Inc.	3,325	210,306
AO Smith Corp.	3,664	204,048
Arconic, Inc.	1,157	29,469
Armstrong World Industries, Inc.*(a)	253	12,017
Boeing Co.	1,372	328,814
BWX Technologies, Inc.	3,735	204,379

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Industrials (Continued)
C.H. Robinson Worldwide, Inc. (a)	991	$69,994
Carlisle Cos., Inc.	1,350	127,832
Caterpillar, Inc.	551	64,737
Cintas Corp.	2,317	312,818
Clean Harbors, Inc.*	144	7,789
Colfax Corp.*	670	26,720
Copa Holdings SA, Class A	537	66,626
Copart, Inc.*	5,665	185,189
Crane Co.	1,840	136,583
CSX Corp.	1,867	93,723
Cummins, Inc.	2,758	439,570
Deere & Co.	1,496	173,431
Delta Air Lines, Inc.	7,369	347,743
Donaldson Co., Inc.	3,869	182,810
Dover Corp.	1,122	95,235
Dun & Bradstreet Corp.	129	14,376
Eaton Corp. PLC	2,814	201,933
Emerson Electric Co.	1,447	85,431
Equifax, Inc.	1,492	212,565
Expeditors International of Washington, Inc.	3,918	219,800
Fastenal Co.	2,104	89,778
FedEx Corp.	659	141,276
Flowserve Corp. (a)	365	14,337
Fluor Corp.	546	21,059
Fortive Corp.	2,728	177,238
Fortune Brands Home & Security, Inc.	2,065	129,124
General Dynamics Corp.	1,063	214,035
Genesee & Wyoming, Inc., Class A*	174	11,929
Graco, Inc.	1,464	169,107
HD Supply Holdings, Inc.*	1,711	56,976
HEICO Corp.	480	41,170
HEICO Corp., Class A	1,280	92,992
Hexcel Corp.	3,592	193,142
Honeywell International, Inc.	617	85,313
Hubbell, Inc.	1,414	159,485
Huntington Ingalls Industries, Inc.	1,839	393,472
IDEX Corp.	1,221	143,565
IHS Markit Ltd.*	1,134	53,117
Illinois Tool Works, Inc.	1,425	195,952
Ingersoll-Rand PLC	4,063	346,940
ITT, Inc.	2,646	106,793
Jacobs Engineering Group, Inc.	3,670	199,978
JB Hunt Transport Services, Inc.	2,425	239,808
JetBlue Airways Corp.*	15,983	316,623
Kansas City Southern	690	71,367
KAR Auction Services, Inc.	2,235	100,776
Kirby Corp.*	462	28,921
L3 Technologies, Inc.	1,456	264,235
Landstar System, Inc.	2,274	212,278
Lennox International, Inc.	1,328	220,089
Lincoln Electric Holdings, Inc.	1,839	159,699
Lockheed Martin Corp.	637	194,533
Macquarie Infrastructure Corp.	771	57,424
ManpowerGroup, Inc.	4,456	496,889
Masco Corp.	3,312	121,782
Middleby Corp.*	451	54,887

	Number of Shares	Value
Industrials (Continued)
MSC Industrial Direct Co., Inc., Class A	2,573	$177,228
Nielsen Holdings PLC	521	20,241
Nordson Corp.	1,341	146,571
Norfolk Southern Corp.	1,374	165,594
Northrop Grumman Corp.	791	215,318
Old Dominion Freight Line, Inc.	2,845	284,216
Orbital ATK, Inc.	1,028	114,704
Oshkosh Corp.	2,499	186,425
Owens Corning	3,312	245,519
PACCAR, Inc.	2,302	152,692
Parker-Hannifin Corp.	1,841	296,198
Pentair PLC	722	44,800
Pitney Bowes, Inc.	681	8,751
Quanta Services, Inc.*	7,836	281,547
Raytheon Co.	1,551	282,298
Regal Beloit Corp.	1,819	137,153
Republic Services, Inc.	2,606	170,015
Robert Half International, Inc.	7,158	324,257
Rockwell Automation, Inc.	1,473	241,660
Rockwell Collins, Inc.	1,541	201,948
Rollins, Inc.	3,117	138,426
Roper Technologies, Inc.	316	72,889
Ryder System, Inc.	827	64,175
Sensata Technologies Holding NV*	1,503	67,124
Snap-on, Inc.	1,943	286,729
Southwest Airlines Co.	8,744	455,912
Spirit AeroSystems Holdings, Inc., Class A	4,537	338,007
Spirit Airlines, Inc.*	647	22,030
Stanley Black & Decker, Inc.	2,608	375,552
Stericycle, Inc.*	204	14,666
Teledyne Technologies, Inc.*	1,133	170,018
Textron, Inc.	3,786	185,855
Timken Co.	3,190	143,072
Toro Co.	5,771	355,955
TransDigm Group, Inc.	186	48,483
TransUnion*	765	36,613
Trinity Industries, Inc.	403	11,623
Union Pacific Corp.	1,100	115,830
United Continental Holdings, Inc.*	2,042	126,522
United Parcel Service, Inc., Class B	879	100,522
United Rentals, Inc.*	390	46,043
United Technologies Corp.	536	64,170
Univar, Inc.*	711	20,057
USG Corp.*(a)	509	15,270
Valmont Industries, Inc.	531	76,225
Verisk Analytics, Inc.*	894	72,459
W.W. Grainger, Inc. (a)	311	50,559
WABCO Holdings, Inc.*	947	136,008
Wabtec Corp. (a)	54	3,811
Waste Management, Inc.	2,789	215,060
Watsco, Inc.	1,101	162,243
Welbilt, Inc.*	1,552	30,885
WESCO International, Inc.*	431	21,744
XPO Logistics, Inc.*	146	8,935
Xylem, Inc.	438	27,187

		18,300,415

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Information Technology — 13.9%
Accenture PLC, Class A	869	$113,630
Activision Blizzard, Inc.	2,118	138,856
Adobe Systems, Inc.*	823	127,697
Akamai Technologies, Inc.*	490	23,104
Alliance Data Systems Corp.	474	106,887
Alphabet, Inc., Class A*	17	16,239
Alphabet, Inc., Class C*	24	22,544
Amdocs Ltd.	5,581	361,593
Amphenol Corp., Class A	1,890	152,977
Analog Devices, Inc.	2,979	249,253
ANSYS, Inc.*	2,064	265,884
Apple, Inc.	652	106,928
Applied Materials, Inc.	5,117	230,879
Arista Networks, Inc.*	52	9,160
Arrow Electronics, Inc.*	1,038	82,448
Autodesk, Inc.*	47	5,380
Automatic Data Processing, Inc.	1,434	152,678
Avnet, Inc.	295	11,378
Booz Allen Hamilton Holding Corp.	2,440	83,228
Broadridge Financial Solutions, Inc.	2,276	177,824
Brocade Communications Systems, Inc.	2,025	25,070
CA, Inc.	1,828	60,653
Cadence Design Systems, Inc.*	7,546	296,482
CDK Global, Inc.	953	61,469
CDW Corp.	7,009	444,511
Cisco Systems, Inc.	1,290	41,551
Citrix Systems, Inc.*	2,501	195,603
Cognex Corp.	857	93,387
Cognizant Technology Solutions Corp., Class A	1,717	121,512
Coherent, Inc.*	227	52,964
CommScope Holding Co., Inc.*	636	21,026
Conduent, Inc.*	1,636	27,010
CoreLogic, Inc.*	1,308	61,437
Corning, Inc.	26,639	766,138
CoStar Group, Inc.*	185	53,025
CSRA, Inc.	2,336	73,607
Dell Technologies, Inc., Class V*	1,334	99,957
Dolby Laboratories, Inc., Class A	1,565	78,970
DST Systems, Inc.	606	31,106
DXC Technology Co.	223	18,955
eBay, Inc.*	15,929	575,515
EchoStar Corp., Class A*	2,694	162,448
Electronic Arts, Inc.*	727	88,331
Euronet Worldwide, Inc.*	74	7,272
F5 Networks, Inc.*	890	106,248
Fidelity National Information Services, Inc.	1,279	118,845
Fiserv, Inc.*	1,227	151,792
FleetCor Technologies, Inc.*	104	14,952
FLIR Systems, Inc.	3,039	115,482
Fortinet, Inc.*	787	30,063
Gartner, Inc.*	832	100,331
Genpact Ltd.	2,119	60,286
Global Payments, Inc.	126	12,032
GoDaddy, Inc., Class A*	218	9,771
Guidewire Software, Inc.*	181	13,704

	Number of Shares	Value
Information Technology (Continued)
Harris Corp.	2,994	$367,963
Hewlett Packard Enterprise Co.	9,089	164,147
HP, Inc.	26,928	513,786
IAC/InterActiveCorp*	338	38,366
Intel Corp.	2,031	71,227
International Business Machines Corp.	284	40,621
Intuit, Inc.	1,357	191,948
IPG Photonics Corp.*	415	72,953
Jabil, Inc.	6,259	196,220
Jack Henry & Associates, Inc.	2,104	216,859
Juniper Networks, Inc.	6,332	175,586
Keysight Technologies, Inc.*	3,598	147,014
KLA-Tencor Corp.	2,216	207,617
Lam Research Corp.	2,019	335,114
Mastercard, Inc., Class A	533	71,049
Maxim Integrated Products, Inc.	4,432	206,797
Microchip Technology, Inc.	365	31,682
Microsoft Corp.	468	34,992
Motorola Solutions, Inc.	2,695	237,483
National Instruments Corp.	2,905	117,333
NCR Corp.*	2,581	94,284
NetApp, Inc.	14,044	542,941
Nuance Communications, Inc.*	1,382	22,209
NVIDIA Corp.	217	36,768
NXP Semiconductors NV*	263	29,708
ON Semiconductor Corp.*	731	12,485
Oracle Corp.	416	20,937
Paychex, Inc.	2,547	145,255
PayPal Holdings, Inc.*	1,194	73,646
PTC, Inc.*	293	16,408
Qorvo, Inc.*	313	22,918
QUALCOMM, Inc.	1,806	94,400
Red Hat, Inc.*	1,226	131,795
Sabre Corp.	949	17,500
salesforce.com, Inc.*	180	17,188
Skyworks Solutions, Inc.	1,617	170,367
SS&C Technologies Holdings, Inc.	1,031	39,910
Synopsys, Inc.*	5,048	405,960
Take-Two Interactive Software, Inc.*	1,287	125,856
Teradata Corp.*	1,910	60,967
Teradyne, Inc.	5,436	193,576
Texas Instruments, Inc.	2,707	224,194
Total System Services, Inc.	1,100	76,032
Trimble, Inc.*	1,973	76,316
Tyler Technologies, Inc.*	384	66,355
Ultimate Software Group, Inc.*(a)	127	25,514
Vantiv, Inc., Class A*	763	53,936
VeriSign, Inc.*(a)	1,304	135,290
Versum Materials, Inc.	4,811	177,670
Visa, Inc., Class A	346	35,818
VMware, Inc., Class A*(a)	1,070	115,667
Western Union Co.	3,771	71,347
Workday, Inc., Class A*	70	7,678
Xerox Corp.	2,277	73,479
Xilinx, Inc.	5,884	388,697
Zebra Technologies Corp., Class A*	321	33,092

		13,904,992

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Materials — 5.8%
Air Products & Chemicals, Inc.	1,229	$178,660
Albemarle Corp.	2,284	265,538
Alcoa Corp.*	411	18,035
AptarGroup, Inc.	1,097	91,720
Ashland Global Holdings, Inc.	2,111	130,988
Avery Dennison Corp.	3,296	310,681
Axalta Coating Systems Ltd.*	2,425	71,586
Bemis Co., Inc.	868	36,985
Berry Global Group, Inc.*	2,007	112,874
Cabot Corp.	1,852	97,563
Celanese Corp., Series A	2,839	275,440
Crown Holdings, Inc.*	2,157	127,328
Domtar Corp.	1,854	74,976
Dow Chemical Co.	1,085	72,315
E.I. du Pont de Nemours & Co.	1,307	109,696
Eagle Materials, Inc.	485	47,166
Eastman Chemical Co.	2,044	176,193
Ecolab, Inc.	853	113,705
FMC Corp.	1,892	163,128
Graphic Packaging Holding Co.	8,017	104,622
Huntsman Corp.	1,884	50,058
International Flavors & Fragrances, Inc.	1,245	170,378
International Paper Co.	4,728	254,697
LyondellBasell Industries NV, Class A	1,810	163,968
Martin Marietta Materials, Inc.	338	71,653
Monsanto Co.	689	80,751
Mosaic Co.	1,357	27,113
NewMarket Corp.	276	115,509
Nucor Corp.	3,341	184,122
Olin Corp.	6,859	221,066
Owens-Illinois, Inc.*	3,263	80,400
Packaging Corp. of America	2,290	257,419
PPG Industries, Inc.	1,004	104,737
Praxair, Inc.	1,504	197,836
Reliance Steel & Aluminum Co.	565	40,917
RPM International, Inc.	3,291	161,160
Scotts Miracle-Gro Co.	1,351	129,142
Sealed Air Corp.	1,020	45,268
Sherwin-Williams Co.	445	150,975
Silgan Holdings, Inc.	3,939	118,524
Sonoco Products Co.	3,488	168,331
Southern Copper Corp.	142	5,779
Steel Dynamics, Inc.	4,257	146,654
Valvoline, Inc.	3,448	73,408
Vulcan Materials Co.	322	39,046
Westlake Chemical Corp.	184	14,151
WestRock Co.	3,402	193,608

		5,845,869

Real Estate — 4.9%
Alexandria Real Estate Equities, Inc. REIT	59	7,157
American Campus Communities, Inc. REIT	347	16,514
American Homes 4 Rent, Class A REIT	584	12,941
American Tower Corp. REIT	525	77,726
Apartment Investment & Management Co., Class A REIT	345	15,639

	Number of Shares	Value
Real Estate (Continued)
Apple Hospitality REIT, Inc. REIT	3,429	$62,339
AvalonBay Communities, Inc. REIT	858	161,072
Boston Properties, Inc. REIT	341	41,125
Brandywine Realty Trust REIT	793	13,624
Brixmor Property Group, Inc. REIT	476	8,911
Camden Property Trust REIT	2,268	202,941
CBRE Group, Inc., Class A*	5,518	199,089
Colony NorthStar, Inc., Class A REIT	2,013	26,390
Columbia Property Trust, Inc. REIT	411	8,631
CoreCivic, Inc. REIT	963	25,808
CoreSite Realty Corp. REIT	411	48,810
Corporate Office Properties Trust REIT	478	15,946
Crown Castle International Corp. REIT	265	28,737
CubeSmart REIT	266	6,557
CyrusOne, Inc. REIT	118	7,438
DCT Industrial Trust, Inc. REIT	809	47,205
Digital Realty Trust, Inc. REIT	583	68,992
Douglas Emmett, Inc. REIT	680	26,493
Duke Realty Corp. REIT	3,659	108,746
DuPont Fabros Technology, Inc. REIT	1,582	101,818
Empire State Realty Trust, Inc., Class A REIT	872	17,745
EPR Properties REIT	723	50,364
Equinix, Inc. REIT	45	21,078
Equity Commonwealth REIT*	1,854	57,363
Equity LifeStyle Properties, Inc. REIT	1,331	118,659
Equity Residential REIT	8,747	587,361
Essex Property Trust, Inc. REIT	403	107,186
Extra Space Storage, Inc. REIT	482	37,418
Federal Realty Investment Trust REIT	137	17,389
Gaming and Leisure Properties, Inc. REIT	3,474	136,146
GGP, Inc. REIT	1,412	29,299
HCP, Inc. REIT	2,493	74,316
Healthcare Trust of America, Inc., Class A REIT	467	14,510
Highwoods Properties, Inc. REIT	755	39,434
Hospitality Properties Trust REIT	4,257	116,472
Host Hotels & Resorts, Inc. REIT	18,790	340,475
Howard Hughes Corp.*	252	29,572
Hudson Pacific Properties, Inc. REIT	431	14,223
Iron Mountain, Inc. REIT	340	13,403
JBG SMITH Properties REIT*	417	13,648
Jones Lang LaSalle, Inc.	722	88,019
Kilroy Realty Corp. REIT	1,609	111,391
Lamar Advertising Co., Class A REIT	3,152	209,797
Liberty Property Trust REIT	3,734	159,068
Macerich Co. REIT	302	15,937
Medical Properties Trust, Inc. REIT	1,633	21,490
Mid-America Apartment Communities, Inc. REIT	292	31,086
National Retail Properties, Inc. REIT	388	16,230
Omega Healthcare Investors, Inc. REIT (a)	3,843	122,476
Outfront Media, Inc. REIT	1,336	29,392
Park Hotels & Resorts, Inc. REIT	899	23,994
Piedmont Office Realty Trust, Inc., Class A REIT	1,773	35,903

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Real Estate (Continued)
Prologis, Inc. REIT	2,055	$130,205
Public Storage REIT	241	49,487
Rayonier, Inc. REIT	4,301	124,772
Realogy Holdings Corp.	1,548	52,477
Realty Income Corp. REIT	279	16,059
Regency Centers Corp. REIT	114	7,333
Retail Properties of America, Inc., Class A REIT	1,235	16,463
SBA Communications Corp. REIT*	292	44,837
Senior Housing Properties Trust REIT	2,609	51,449
Simon Property Group, Inc. REIT	150	23,528
SL Green Realty Corp. REIT	331	31,902
STORE Capital Corp. REIT	248	6,294
Sun Communities, Inc. REIT	202	18,243
Tanger Factory Outlet Centers, Inc. REIT (a)	483	11,302
Taubman Centers, Inc. REIT	216	11,284
UDR, Inc. REIT	704	27,329
Ventas, Inc. REIT	493	33,741
Vornado Realty Trust REIT	835	62,199
Weingarten Realty Investors REIT	663	21,243
Welltower, Inc. REIT	656	48,032
Weyerhaeuser Co. REIT	1,833	59,774
WP Carey, Inc. REIT	764	52,601

		4,942,047

Telecommunication Services — 0.3%
AT&T, Inc.	733	27,458
CenturyLink, Inc. (a)	5,024	99,073
Level 3 Communications, Inc.*	1,206	65,643
Telephone & Data Systems, Inc.	1,646	48,244
T-Mobile US, Inc.*	539	34,879
United States Cellular Corp.*	265	10,250
Verizon Communications, Inc.	317	15,207
Zayo Group Holdings, Inc.*	1,072	36,630

		337,384

Utilities — 6.1%
AES Corp.	10,211	112,729
Alliant Energy Corp.	3,330	142,324
Ameren Corp.	5,252	315,067
American Electric Power Co., Inc.	2,209	162,649
American Water Works Co., Inc.	1,279	103,471
Aqua America, Inc. (a)	1,507	50,334
Atmos Energy Corp.	1,468	129,243
Avangrid, Inc. (a)	800	39,056
Calpine Corp.*	2,661	39,117
CenterPoint Energy, Inc.	17,305	512,574

	Number of Shares	Value
Utilities (Continued)
CMS Energy Corp.	4,268	$207,169
Consolidated Edison, Inc.	2,786	234,776
Dominion Energy, Inc.	878	69,160
DTE Energy Co.	2,471	277,543
Duke Energy Corp.	1,108	96,728
Edison International	3,082	247,115
Entergy Corp.	1,941	153,669
Eversource Energy	3,476	218,988
Exelon Corp.	5,876	222,524
FirstEnergy Corp.	1,745	56,852
Great Plains Energy, Inc.	3,108	95,385
Hawaiian Electric Industries, Inc.	2,769	92,540
MDU Resources Group, Inc.	3,218	87,015
National Fuel Gas Co.	595	34,498
NextEra Energy, Inc.	795	119,655
NiSource, Inc.	3,274	87,972
NRG Energy, Inc.	1,347	33,554
OGE Energy Corp.	4,512	161,169
PG&E Corp.	3,040	213,955
Pinnacle West Capital Corp.	2,450	220,426
PPL Corp.	4,037	158,412
Public Service Enterprise Group, Inc.	3,677	172,231
SCANA Corp.	1,093	65,995
Sempra Energy	854	100,712
Southern Co.	1,508	72,776
UGI Corp.	4,116	203,372
Vectren Corp.	3,649	239,411
Vistra Energy Corp.	5,094	90,164
WEC Energy Group, Inc.	2,639	172,116
Westar Energy, Inc.	1,553	79,684
Xcel Energy, Inc.	5,063	250,618

		6,142,748

TOTAL COMMON STOCKS (Cost $94,595,836)		99,057,519

SECURITIES LENDING COLLATERAL — 1.7%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c) (Cost $1,722,761)	1,722,761	1,722,761

TOTAL INVESTMENTS — 100.5% (Cost $96,318,597)		$100,780,280
Other assets and liabilities, net — (0.5%)		(568,157)

NET ASSETS — 100.0%		$100,212,123

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $1,682,630, which is 1.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2017

At August 31, 2017, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 futures	USD	4	$490,687	$494,000	9/15/2017	$3,313
E-Mini S&P MidCap 400 futures	USD	3	521,530	519,120	9/15/2017	(2,410)

Total net unrealized appreciation						$903

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$99,057,519	$—	$—	$99,057,519
Short-Term Investments	1,722,761	—	—	1,722,761
Derivatives (e)
Futures Contracts	3,313	—	—	3,313

TOTAL	$100,783,593	$—	$—	$100,783,593

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(2,410)	$—	$—	$(2,410)

TOTAL	$(2,410)	$—	$—	$(2,410)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the year ended August 31, 2017.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

August 31, 2017

	Number of Shares	Value
COMMON STOCKS — 98.8%
Consumer Discretionary — 15.5%
1-800-Flowers.com, Inc., Class A*	331	$2,979
Aaron’s, Inc.	258	11,422
Abercrombie & Fitch Co., Class A (a)	134	1,707
Acushnet Holdings Corp. (a)	27	444
Adtalem Global Education, Inc.	169	5,780
AMC Entertainment Holdings, Inc., Class A (a)	33	442
American Axle & Manufacturing Holdings, Inc.*	110	1,607
American Eagle Outfitters, Inc.	115	1,374
American Outdoor Brands Corp.*(a)	159	2,595
American Public Education, Inc.*	66	1,218
America’s Car-Mart, Inc.*(a)	126	4,838
Asbury Automotive Group, Inc.*	59	3,177
Ascent Capital Group, Inc., Class A*	17	169
AV Homes, Inc.*(a)	389	6,010
Barnes & Noble Education, Inc.*	254	1,316
Barnes & Noble, Inc.	139	1,077
Bassett Furniture Industries, Inc.	99	3,549
Beazer Homes USA, Inc.*	552	8,230
Belmond Ltd., Class A*	200	2,550
Big 5 Sporting Goods Corp. (a)	451	3,450
Big Lots, Inc. (a)	87	4,141
Biglari Holdings, Inc.*	4	1,191
BJ’s Restaurants, Inc.*	133	4,003
Bloomin’ Brands, Inc.	330	5,613
Bob Evans Farms, Inc.	261	17,952
Bojangles’, Inc.*(a)	81	1,081
Boyd Gaming Corp.	65	1,719
Bridgepoint Education, Inc.*	178	1,572
Brinker International, Inc. (a)	133	4,152
Buckle, Inc. (a)	81	1,146
Buffalo Wild Wings, Inc.*	34	3,494
Build-A-Bear Workshop, Inc.*	44	405
Caesars Acquisition Co., Class A*	80	1,492
Caleres, Inc.	88	2,374
Callaway Golf Co.	748	10,427
Cambium Learning Group, Inc.*	143	838
Camping World Holdings, Inc., Class A	82	3,014
Capella Education Co.	128	8,621
Career Education Corp.*	126	1,211
Carriage Services, Inc.	113	2,767
Carrols Restaurant Group, Inc.*	279	3,041
Cato Corp., Class A	53	697
Cavco Industries, Inc.*	59	7,938
Century Casinos, Inc.*	396	2,713
Century Communities, Inc.*	282	6,359
Cheesecake Factory, Inc.	93	3,853
Chegg, Inc.*(a)	172	2,441
Chico’s FAS, Inc.	804	6,175
Children’s Place, Inc.	103	10,933
Churchill Downs, Inc.	23	4,494
Chuy’s Holdings, Inc.*	36	677
Citi Trends, Inc.	213	3,862
Clarus Corp.*	113	819

	Number of Shares	Value
Consumer Discretionary (Continued)
Clear Channel Outdoor Holdings, Inc., Class A	180	$693
ClubCorp Holdings, Inc.	241	4,097
Collectors Universe, Inc.	183	4,398
Columbia Sportswear Co.	5	286
Conn’s, Inc.*(a)	41	711
Cooper Tire & Rubber Co. (a)	151	5,074
Cooper-Standard Holdings, Inc.*	67	6,739
Cracker Barrel Old Country Store, Inc. (a)	10	1,487
Crocs, Inc.*	55	491
CSS Industries, Inc.	125	3,348
Culp, Inc.	155	4,495
Dana, Inc.	221	5,319
Dave & Buster’s Entertainment, Inc.*	64	3,741
Deckers Outdoor Corp.*	33	2,109
Del Frisco’s Restaurant Group, Inc.*	363	5,082
Del Taco Restaurants, Inc.*	551	7,758
Delta Apparel, Inc.*	10	196
Denny’s Corp.*	292	3,492
Dillard’s, Inc., Class A (a)	37	2,250
DineEquity, Inc. (a)	15	596
Dorman Products, Inc.*	50	3,321
Drive Shack, Inc.	382	1,031
DSW, Inc., Class A	206	3,817
El Pollo Loco Holdings, Inc.*(a)	100	1,135
Eldorado Resorts, Inc.*(a)	114	2,622
Emerald Expositions Events, Inc. (a)	34	739
Entercom Communications Corp., Class A (a)	79	814
Entravision Communications Corp., Class A	113	627
Eros International PLC*(a)	46	449
Escalade, Inc.	183	2,205
Ethan Allen Interiors, Inc.	112	3,276
EW Scripps Co., Class A*	167	2,986
Express, Inc.*	71	452
Fiesta Restaurant Group, Inc.*	148	2,575
Finish Line, Inc., Class A	264	2,199
Five Below, Inc.*	31	1,475
Flexsteel Industries, Inc.	146	6,643
Fogo De Chao, Inc.*	93	1,176
Fox Factory Holding Corp.*	198	7,920
Francesca’s Holdings Corp.*	489	3,550
Fred’s, Inc., Class A	25	148
FTD Cos, Inc.*	32	428
Gaia, Inc.*	244	2,721
Gannett Co., Inc.	72	611
Genesco, Inc.*	56	1,184
Gentherm, Inc.*	25	779
Golden Entertainment, Inc.*	351	7,975
Grand Canyon Education, Inc.*	48	3,938
Gray Television, Inc.*	113	1,616
Group 1 Automotive, Inc.	130	7,803
Guess?, Inc.	76	1,184
Habit Restaurants, Inc., Class A*(a)	203	2,639
Haverty Furniture Cos., Inc.	521	12,217
Helen of Troy Ltd.*	15	1,355

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Consumer Discretionary (Continued)
Hemisphere Media Group, Inc.*(a)	80	$1,036
Hibbett Sports, Inc.*(a)	91	1,119
Hooker Furniture Corp.	363	14,611
Houghton Mifflin Harcourt Co.*	56	571
Hovnanian Enterprises, Inc., Class A*	2,113	3,846
HSN, Inc.	28	1,028
Iconix Brand Group, Inc.*	98	548
IMAX Corp.*	64	1,194
Inspired Entertainment, Inc.*	60	666
Installed Building Products, Inc.*	69	3,981
International Speedway Corp., Class A	190	6,774
iRobot Corp.*	67	6,393
J Alexander’s Holdings, Inc.*	102	1,010
J. Jill, Inc.*	134	1,301
Jack in the Box, Inc.	33	3,089
Johnson Outdoors, Inc., Class A	137	8,741
K12, Inc.*	201	3,602
KB Home	240	5,136
Kirkland’s, Inc.*	46	530
La Quinta Holdings, Inc.*	225	3,555
Lands’ End, Inc.*(a)	43	522
Laureate Education, Inc., Class A*	309	4,524
La-Z-Boy, Inc.	223	5,319
LCI Industries	53	5,236
LGI Homes, Inc.*(a)	19	808
Liberty Media Corp.-Liberty Braves, Class A*	13	317
Liberty Media Corp.-Liberty Braves, Class C*(a)	81	1,982
Liberty Tax, Inc.	147	1,977
Liberty TripAdvisor Holdings, Inc., Class A*	22	294
Lifetime Brands, Inc.	109	1,897
Lindblad Expeditions Holdings, Inc.*	125	1,390
Lithia Motors, Inc., Class A (a)	22	2,376
Loral Space & Communications, Inc.*	12	545
M/I Homes, Inc.*	298	7,331
Malibu Boats, Inc., Class A*	94	2,535
Marcus Corp.	170	4,233
Marine Products Corp.	140	2,181
MarineMax, Inc.*	186	3,004
Marriott Vacations Worldwide Corp.	28	3,258
MCBC Holdings, Inc.*	389	6,667
MDC Holdings, Inc.	215	6,719
Meredith Corp.	56	3,044
Meritage Homes Corp.*	43	1,750
Monarch Casino & Resort, Inc.*	125	4,446
Monro, Inc. (a)	24	1,145
Motorcar Parts of America, Inc.*	47	1,235
Movado Group, Inc.	127	3,524
MSG Networks, Inc., Class A*	351	7,529
NACCO Industries, Inc., Class A	23	1,668
Nathan’s Famous, Inc.*	61	3,572
National CineMedia, Inc.	72	390
Nautilus, Inc.*	104	1,700
New Home Co, Inc.*	141	1,455
New Media Investment Group, Inc.	84	1,158
New York Times Co., Class A	168	3,133

	Number of Shares	Value
Consumer Discretionary (Continued)
Nexstar Media Group, Inc., Class A	15	$903
Nutrisystem, Inc.	133	7,222
Office Depot, Inc.	509	2,184
Ollie’s Bargain Outlet Holdings, Inc.*	75	3,139
Overstock.com, Inc.*	13	285
Oxford Industries, Inc.	49	2,833
Papa John’s International, Inc.	33	2,468
Party City Holdco, Inc.*(a)	18	251
Penn National Gaming, Inc.*	323	7,167
Perry Ellis International, Inc.*	72	1,572
PetMed Express, Inc. (a)	282	10,228
PICO Holdings, Inc.*	104	1,690
Pier 1 Imports, Inc.	346	1,450
Pinnacle Entertainment, Inc.*	280	5,460
Planet Fitness, Inc., Class A	174	4,414
Potbelly Corp.*	177	2,124
RCI Hospitality Holdings, Inc.	241	5,615
Reading International, Inc., Class A*	156	2,459
Red Lion Hotels Corp.*	90	630
Red Robin Gourmet Burgers, Inc.*	70	3,990
Red Rock Resorts, Inc., Class A	98	2,215
Regis Corp.*	177	2,351
Rent-A-Center, Inc. (a)	273	3,303
RH*(a)	26	1,217
Ruth’s Hospitality Group, Inc.	394	7,703
Saga Communications, Inc., Class A	56	2,288
Salem Media Group, Inc.	125	756
Scientific Games Corp., Class A*	32	1,126
SeaWorld Entertainment, Inc. (a)	140	1,817
Select Comfort Corp.*	286	8,446
Shake Shack, Inc., Class A*(a)	19	587
Shiloh Industries, Inc.*	92	806
Shoe Carnival, Inc.	93	1,869
Shutterfly, Inc.*	63	2,872
Sinclair Broadcast Group, Inc., Class A (a)	78	2,360
Sonic Automotive, Inc., Class A	186	3,367
Sonic Corp. (a)	105	2,458
Sotheby’s*	61	2,737
Speedway Motorsports, Inc.	79	1,644
Standard Motor Products, Inc.	164	7,232
Steven Madden Ltd.*	84	3,562
Stoneridge, Inc.*	224	3,709
Strayer Education, Inc.	39	3,120
Sturm Ruger & Co., Inc.	93	4,259
Superior Industries International, Inc.	109	1,597
Superior Uniform Group, Inc.	22	484
Tailored Brands, Inc. (a)	97	1,147
Taylor Morrison Home Corp., Class A*	220	4,448
Tenneco, Inc.	33	1,789
Texas Roadhouse, Inc.	49	2,325
Tile Shop Holdings, Inc.	90	1,355
Tilly’s, Inc., Class A	231	2,543
Time, Inc.	113	1,486
TopBuild Corp.*	97	5,757
Tower International, Inc.	129	2,896
Townsquare Media, Inc., Class A*	132	1,317
TRI Pointe Group, Inc.*	71	905

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Consumer Discretionary (Continued)
Unifi, Inc.*	57	$1,772
Universal Electronics, Inc.*	34	1,991
VOXX International Corp.*	100	810
West Marine, Inc.	375	4,864
Weyco Group, Inc.	97	2,672
William Lyon Homes, Class A*	155	3,718
Wingstop, Inc. (a)	166	5,380
Winmark Corp. (a)	23	3,033
Winnebago Industries, Inc. (a)	190	6,869
Wolverine World Wide, Inc.	131	3,445
World Wrestling Entertainment, Inc., Class A	35	763
ZAGG, Inc.*	144	1,814
Zumiez, Inc.*	172	2,141

		723,925

Consumer Staples — 2.5%
Alico, Inc.	22	704
Andersons, Inc.	76	2,421
B&G Foods, Inc. (a)	41	1,250
Boston Beer Co, Inc., Class A*(a)	19	2,831
Calavo Growers, Inc. (a)	30	2,014
Cal-Maine Foods, Inc.*(a)	109	3,973
Central Garden & Pet Co.*(a)	44	1,551
Central Garden & Pet Co., Class A*	140	4,773
Chefs’ Warehouse, Inc.*	114	1,966
Coca-Cola Bottling Co. Consolidated	19	4,058
Craft Brew Alliance, Inc.*	44	766
Darling Ingredients, Inc.*	149	2,593
Dean Foods Co.	63	693
Farmer Brothers Co.*	42	1,367
Fresh Del Monte Produce, Inc.	50	2,349
Freshpet, Inc.*(a)	74	1,173
Hostess Brands, Inc.*	143	1,908
HRG Group, Inc.*	51	805
Ingles Markets, Inc., Class A	121	2,656
Inter Parfums, Inc.	80	3,156
J&J Snack Foods Corp.	24	3,060
John B Sanfilippo & Son, Inc.	227	14,088
Lancaster Colony Corp.	12	1,398
Landec Corp.*	270	3,510
Lifeway Foods, Inc.*	27	235
Limoneira Co.	33	739
Medifast, Inc.	161	9,116
MGP Ingredients, Inc.	19	1,068
National Beverage Corp.	2	232
Nature’s Sunshine Products, Inc.	96	1,013
Oil-Dri Corp. of America	59	2,401
Omega Protein Corp.	143	2,259
Performance Food Group Co.*	89	2,474
PriceSmart, Inc.	16	1,300
Sanderson Farms, Inc. (a)	37	5,458
Seneca Foods Corp., Class A*	26	775
Smart & Final Stores, Inc.*	54	381
SpartanNash Co.	293	7,220
Tootsie Roll Industries, Inc. (a)	40	1,494
United Natural Foods, Inc.*	35	1,216

	Number of Shares	Value
Consumer Staples (Continued)
Universal Corp.	111	$6,349
USANA Health Sciences, Inc.*	30	1,776
Vector Group Ltd. (a)	66	1,426
Village Super Market, Inc., Class A	111	2,567
WD-40 Co.	22	2,397
Weis Markets, Inc.	56	2,476

		119,435

Energy — 1.7%
Adams Resources & Energy, Inc.	6	208
Archrock, Inc.	400	4,080
Ardmore Shipping Corp.*	128	1,037
Atwood Oceanics, Inc.*(a)	114	749
Bristow Group, Inc.	21	173
Cloud Peak Energy, Inc.*	330	1,036
Delek US Holdings, Inc.	275	6,798
DHT Holdings, Inc.	457	1,714
Dorian LPG Ltd.*	158	1,084
Dril-Quip, Inc.*	40	1,502
Ensco PLC, Class A (a)	138	586
Era Group, Inc.*	71	626
Evolution Petroleum Corp.	553	3,843
Exterran Corp.*	78	2,164
Forum Energy Technologies, Inc.*	15	174
GasLog Ltd. (a)	86	1,445
Green Plains, Inc.	72	1,336
Gulf Island Fabrication, Inc.	328	3,674
Hallador Energy Co.	295	1,711
International Seaways, Inc*	173	3,190
Isramco, Inc.*(a)	6	676
Matrix Service Co.*	39	462
McDermott International, Inc.*	338	2,075
Midstates Petroleum Co., Inc.*	104	1,507
Natural Gas Services Group, Inc.*	106	2,502
Navios Maritime Acquisition Corp.	543	684
Newpark Resources, Inc.*	109	877
Nordic American Tankers Ltd. (a)	16	76
Oil States International, Inc.*	53	1,153
Overseas Shipholding Group, Inc., Class A*	319	721
Panhandle Oil and Gas, Inc., Class A	41	865
Renewable Energy Group, Inc.*	500	6,050
REX American Resources Corp.*	110	9,528
RigNet, Inc.*	56	896
Ring Energy, Inc.*	27	322
Rowan Cos. PLC, Class A*	126	1,228
Scorpio Tankers, Inc.	362	1,473
SEACOR Holdings, Inc.*	14	537
SEACOR Marine Holdings, Inc.*	105	1,345
Select Energy Services, Inc., Class A*	59	832
SemGroup Corp., Class A (a)	31	797
Ship Finance International Ltd. (a)	202	2,636
SilverBow Resources, Inc.*	79	1,710
Smart Sand, Inc.*	35	209
Solaris Oilfield Infrastructure, Inc., Class A*	96	1,359
Teekay Corp. (a)	56	516
Unit Corp.*	25	398

		78,564

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials — 29.9%
1st Source Corp.	96	$4,480
Access National Corp. (a)	114	2,928
ACNB Corp.	84	2,197
AG Mortgage Investment Trust, Inc. REIT	464	8,941
Allegiance Bancshares, Inc.*	111	3,780
Ambac Financial Group, Inc.*	143	2,601
American Equity Investment Life Holding Co.	315	8,744
American National Bankshares, Inc.	107	3,905
Ameris Bancorp	90	3,964
AMERISAFE, Inc.	59	3,174
Ames National Corp. (a)	94	2,547
Anworth Mortgage Asset Corp. REIT	1,072	6,496
Apollo Commercial Real Estate Finance, Inc. REIT	279	5,047
Ares Commercial Real Estate Corp. REIT	240	3,166
Argo Group International Holdings Ltd.	93	5,599
Arlington Asset Investment Corp., Class A (a)	162	2,093
ARMOUR Residential REIT, Inc. REIT (a)	11	291
Arrow Financial Corp.	101	3,262
Artisan Partners Asset Management, Inc., Class A	113	3,469
ASB Bancorp, Inc.*	43	1,907
Associated Capital Group, Inc., Class A	49	1,683
Astoria Financial Corp.	173	3,389
Atlantic Capital Bancshares, Inc.*	310	5,564
Atlas Financial Holdings, Inc.*	31	522
Baldwin & Lyons, Inc., Class B	106	2,321
Banc of California, Inc. (a)	121	2,245
BancFirst Corp.	76	3,830
Banco Latinoamericano de Comercio Exterior SA, Class E	203	5,473
BancorpSouth, Inc.	130	3,776
Bank Mutual Corp.	321	2,937
Bank of Commerce Holdings (a)	293	3,091
Bank of Marin Bancorp	68	4,451
Bank of NT Butterfield & Son Ltd.	75	2,466
BankFinancial Corp.	131	2,101
Bankwell Financial Group, Inc.	93	3,153
Banner Corp.	55	3,032
Bar Harbor Bankshares	129	3,388
BCB Bancorp, Inc.	174	2,471
Bear State Financial, Inc. (a)	65	668
Beneficial Bancorp, Inc.	166	2,482
Berkshire Hills Bancorp, Inc.	139	4,698
Blue Capital Reinsurance Holdings Ltd.	146	2,745
Blue Hills Bancorp, Inc.	137	2,562
BofI Holding, Inc.*(a)	187	4,957
Boston Private Financial Holdings, Inc.	371	5,454
Bridge Bancorp, Inc.	122	3,770
Brookline Bancorp, Inc.	386	5,539
Bryn Mawr Bank Corp.	175	7,166
BSB Bancorp, Inc.*	84	2,394
C&F Financial Corp.	51	2,389
California First National Bancorp	28	452
Camden National Corp.	180	7,020

	Number of Shares	Value
Financials (Continued)
Capital Bank Financial Corp., Class A	81	$3,046
Capital City Bank Group, Inc.	101	2,090
Capitol Federal Financial, Inc.	174	2,387
Capstar Financial Holdings, Inc.*(a)	53	919
Capstead Mortgage Corp. REIT	571	5,522
Carolina Financial Corp.	157	5,343
Cathay General Bancorp	102	3,598
CenterState Banks, Inc.	228	5,579
Central Pacific Financial Corp.	182	5,278
Central Valley Community Bancorp	147	2,891
Century Bancorp, Inc., Class A	53	3,540
Charter Financial Corp.	181	2,943
Chemical Financial Corp.	50	2,270
Chemung Financial Corp.	51	2,060
Cherry Hill Mortgage Investment Corp. REIT	279	5,156
Citizens & Northern Corp.	113	2,536
Citizens, Inc.*(a)	106	798
City Holding Co.	106	6,713
Civista Bancshares, Inc.	252	5,093
Clifton Bancorp, Inc.	109	1,717
CNB Financial Corp.	186	4,494
CNO Financial Group, Inc.	139	3,107
CoBiz Financial, Inc.	304	5,183
Codorus Valley Bancorp, Inc.	131	3,282
Cohen & Steers, Inc.	36	1,362
Columbia Banking System, Inc.	118	4,386
Commerce Union Bancshares, Inc.	195	4,678
Community Bank System, Inc.	63	3,242
Community Bankers Trust Corp.*	444	3,730
Community Trust Bancorp, Inc.	119	5,063
ConnectOne Bancorp, Inc.	260	5,928
County Bancorp, Inc.	41	1,229
Crawford & Co., Class B	137	1,359
CU Bancorp*	167	5,954
Customers Bancorp, Inc.*	58	1,634
CVB Financial Corp.	162	3,353
CYS Investments, Inc. REIT	352	3,094
Diamond Hill Investment Group, Inc.	22	4,319
Dime Community Bancshares, Inc.	215	4,074
DNB Financial Corp. (a)	41	1,335
Donegal Group, Inc., Class A	98	1,502
Donnelley Financial Solutions, Inc.*	287	6,145
Dynex Capital, Inc. REIT	703	5,026
Eagle Bancorp, Inc.*	50	3,110
Elevate Credit, Inc.*	91	576
Ellington Residential Mortgage REIT	117	1,712
EMC Insurance Group, Inc.	67	1,868
Employers Holdings, Inc.	205	8,641
Encore Capital Group, Inc.*(a)	235	9,482
Enova International, Inc.*	477	5,676
Enstar Group Ltd.*	8	1,660
Entegra Financial Corp.*	110	2,552
Enterprise Bancorp, Inc.	87	2,783
Enterprise Financial Services Corp.	187	7,143
Equity Bancshares, Inc., Class A*	91	3,108
ESSA Bancorp, Inc.	111	1,676

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials (Continued)
Essent Group Ltd.*	131	$5,119
Evans Bancorp, Inc.	91	3,758
Evercore, Inc., Class A	99	7,470
EZCORP, Inc., Class A*	32	290
Farmers Capital Bank Corp.	63	2,359
Farmers National Banc Corp.	380	5,206
FBL Financial Group, Inc., Class A (a)	32	2,176
FCB Financial Holdings, Inc., Class A*	74	3,226
Federal Agricultural Mortgage Corp., Class C	184	12,534
Federated National Holding Co.	25	388
Fidelity & Guaranty Life (a)	33	1,031
Fidelity Southern Corp.	173	3,782
Financial Engines, Inc.	77	2,545
Financial Institutions, Inc.	161	4,379
First BanCorp*	607	3,448
First Bancorp, Inc.	128	3,332
First Bancorp/Southern Pines NC	213	6,590
First Bancshares, Inc.	137	3,863
First Busey Corp.	246	7,097
First Business Financial Services, Inc.	63	1,343
First Citizens BancShares, Inc., Class A	6	2,043
First Commonwealth Financial Corp.	535	6,746
First Community Bancshares, Inc.	160	4,118
First Connecticut Bancorp, Inc.	209	5,173
First Defiance Financial Corp.	101	4,945
First Financial Bancorp	139	3,329
First Financial Bankshares, Inc. (a)	65	2,603
First Financial Corp.	104	4,514
First Financial Northwest, Inc.	122	1,952
First Foundation, Inc.*	316	5,356
First Guaranty Bancshares, Inc. (a)	89	2,331
First Internet Bancorp	58	1,844
First Interstate BancSystem, Inc., Class A	111	3,907
First Merchants Corp.	177	6,951
First Midwest Bancorp, Inc.	121	2,551
First Northwest Bancorp*	93	1,475
First of Long Island Corp.	177	4,735
FirstCash, Inc.	45	2,641
Flagstar Bancorp, Inc.*	9	295
Flushing Financial Corp.	237	6,480
FNB Bancorp	110	3,294
FNFV Group*	238	4,010
Franklin Financial Network, Inc.*	74	2,420
Fulton Financial Corp.	154	2,687
GAIN Capital Holdings, Inc.	111	699
GAMCO Investors, Inc., Class A	28	825
Genworth Financial, Inc., Class A*	448	1,537
German American Bancorp, Inc.	190	6,183
Glacier Bancorp, Inc.	116	3,852
Global Indemnity Ltd.*	81	3,274
Great Ajax Corp. REIT	180	2,552
Great Southern Bancorp, Inc.	104	5,179
Great Western Bancorp, Inc.	83	2,981
Green Bancorp, Inc.*	144	2,887
Green Dot Corp., Class A*	78	3,758
Greene County Bancorp, Inc. (a)	51	1,191

	Number of Shares	Value
Financials (Continued)
Greenhill & Co., Inc.	337	$5,072
Greenlight Capital Re Ltd., Class A*	100	2,225
Guaranty Bancorp	207	5,341
Guaranty Bancshares, Inc.	23	696
Hallmark Financial Services, Inc.*	117	1,199
Hamilton Lane, Inc., Class A	149	3,493
Hancock Holding Co.	67	2,945
Hanmi Financial Corp.	175	4,673
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	99	2,297
HarborOne Bancorp, Inc.*	60	1,031
HCI Group, Inc.	156	6,082
Health Insurance Innovations, Inc., Class A*	30	1,010
Heartland Financial USA, Inc.	128	5,824
Heritage Commerce Corp.	354	4,744
Heritage Financial Corp.	279	7,296
Heritage Insurance Holdings, Inc. (a)	211	2,401
Hilltop Holdings, Inc.	59	1,397
Hingham Institution for Savings	20	3,680
Home Bancorp, Inc.	114	4,603
Home BancShares, Inc.	83	1,935
HomeStreet, Inc.*	165	4,166
HomeTrust Bancshares, Inc.*	163	3,782
Hope Bancorp, Inc.	167	2,695
Horace Mann Educators Corp.	123	4,323
Horizon Bancorp	231	6,045
Houlihan Lokey, Inc.	234	8,436
Howard Bancorp, Inc.*	89	1,758
IBERIABANK Corp.	26	1,992
Independence Holding Co.	96	2,083
Independent Bank Corp.	182	3,713
Independent Bank Corp./Rockland MA	87	6,029
Independent Bank Group, Inc.	47	2,616
Infinity Property & Casualty Corp.	84	7,430
International Bancshares Corp.	91	3,271
INTL. FCStone, Inc.*	201	7,133
Invesco Mortgage Capital, Inc. REIT	409	6,945
Investar Holding Corp.	193	4,246
Investment Technology Group, Inc.	92	1,848
Investors Bancorp, Inc.	95	1,244
Investors Title Co.	44	7,738
James River Group Holdings Ltd.	119	4,746
Kearny Financial Corp.	160	2,264
Kemper Corp.	87	4,167
Kingstone Cos., Inc. (a)	296	4,455
Kinsale Capital Group, Inc.	75	2,839
KKR Real Estate Finance Trust, Inc.	33	685
Ladder Capital Corp. REIT	428	5,872
Lakeland Bancorp, Inc.	389	7,197
Lakeland Financial Corp.	139	6,041
LCNB Corp. (a)	126	2,325
LegacyTexas Financial Group, Inc.	146	5,255
LendingTree, Inc.*	8	1,848
Live Oak Bancshares, Inc.	18	402
Macatawa Bank Corp.	321	3,072
Maiden Holdings Ltd.	266	1,929

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials (Continued)
MainSource Financial Group, Inc.	188	$6,153
Malvern Bancorp, Inc.*	128	3,046
Marlin Business Services Corp.	160	4,176
MB Financial, Inc.	43	1,710
MBT Financial Corp.	251	2,548
Mercantile Bank Corp.	146	4,437
Meridian Bancorp, Inc.	190	3,344
Meta Financial Group, Inc.	90	6,327
MGIC Investment Corp.*	35	401
Middlefield Banc Corp. (a)	46	2,068
Midland States Bancorp, Inc.	150	4,581
MidSouth Bancorp, Inc. (a)	170	2,015
Moelis & Co., Class A	242	9,535
MTGE Investment Corp. REIT	285	5,472
MutualFirst Financial, Inc.	83	2,922
National Bank Holdings Corp., Class A	159	5,117
National Bankshares, Inc. (a)	78	3,073
National Commerce Corp.*	126	5,009
National General Holdings Corp.	87	1,494
National Western Life Group, Inc., Class A	26	8,695
Nationstar Mortgage Holdings, Inc.*	68	1,171
Navigators Group, Inc.	74	4,129
NBT Bancorp, Inc.	133	4,366
Nelnet, Inc., Class A	116	5,502
New York Mortgage Trust, Inc. REIT (a)	609	3,812
NewStar Financial, Inc.	89	954
NI Holdings, Inc.*(a)	49	809
Nicolet Bankshares, Inc.*	73	3,989
NMI Holdings, Inc., Class A*	1,242	13,476
Northeast Bancorp	158	3,413
Northfield Bancorp, Inc.	173	2,787
Northrim BanCorp, Inc.	86	2,567
Northwest Bancshares, Inc.	186	2,870
Norwood Financial Corp. (a)	66	2,907
OceanFirst Financial Corp.	198	4,942
Oconee Federal Financial Corp. (a)	25	703
OFG Bancorp	394	3,428
Ohio Valley Banc Corp.	91	2,994
Old Line Bancshares, Inc. (a)	144	3,960
Old National Bancorp	106	1,733
Old Point Financial Corp. (a)	65	1,998
Old Second Bancorp, Inc.	224	2,565
OM Asset Management PLC	161	2,275
OneBeacon Insurance Group Ltd., Class A	407	7,416
Oppenheimer Holdings, Inc., Class A	48	780
Orchid Island Capital, Inc. REIT (a)	205	1,982
Oritani Financial Corp.	205	3,290
Orrstown Financial Services, Inc.	72	1,760
Owens Realty Mortgage, Inc. REIT	117	2,030
Pacific Continental Corp.	240	5,700
Pacific Premier Bancorp, Inc.*	135	4,779
Paragon Commercial Corp.*	36	1,867
Park National Corp.	33	3,187
Park Sterling Corp.	556	6,322
Parke Bancorp, Inc.	177	3,443
PCSB Financial Corp.*	99	1,675
Peapack Gladstone Financial Corp.	209	6,368

	Number of Shares	Value
Financials (Continued)
Penns Woods Bancorp, Inc. (a)	31	$1,330
PennyMac Financial Services, Inc., Class A*	230	3,910
PennyMac Mortgage Investment Trust REIT	59	1,020
Peoples Bancorp of North Carolina, Inc. (a)	89	2,704
Peoples Bancorp, Inc.	216	6,709
Peoples Financial Services Corp.	53	2,202
People’s Utah Bancorp	194	5,306
PHH Corp.*	38	540
Piper Jaffray Cos.	60	3,327
PJT Partners, Inc., Class A	131	5,064
PRA Group, Inc.*	159	4,595
Preferred Bank	136	7,317
Premier Financial Bancorp, Inc.	129	2,438
Primerica, Inc.	52	3,981
Provident Bancorp, Inc.*	60	1,224
Provident Financial Holdings, Inc.	83	1,572
Provident Financial Services, Inc.	183	4,548
Prudential Bancorp, Inc. (a)	70	1,292
Pzena Investment Management, Inc., Class A	139	1,376
QCR Holdings, Inc.	167	7,298
Radian Group, Inc.	216	3,780
Redwood Trust, Inc. REIT	66	1,101
Regional Management Corp.*	261	5,729
Renasant Corp.	117	4,660
Republic Bancorp, Inc., Class A	80	2,846
Republic First Bancorp, Inc.*(a)	367	3,101
Resource Capital Corp. REIT	25	259
Riverview Bancorp, Inc.	311	2,497
RLI Corp.	24	1,284
S&T Bancorp, Inc.	176	6,325
Safety Insurance Group, Inc.	67	4,784
Sandy Spring Bancorp, Inc.	188	7,251
Seacoast Banking Corp. of Florida*	255	5,832
Selective Insurance Group, Inc.	96	4,838
ServisFirst Bancshares, Inc.	117	3,991
Shore Bancshares, Inc.	216	3,562
SI Financial Group, Inc.	164	2,394
Sierra Bancorp	166	4,201
Silvercrest Asset Management Group, Inc., Class A	58	711
Simmons First National Corp., Class A	60	3,132
SmartFinancial, Inc.*(a)	60	1,385
South State Corp.	38	3,126
Southern First Bancshares, Inc.*	100	3,535
Southern Missouri Bancorp, Inc.	93	3,019
Southern National Bancorp of Virginia, Inc.	193	3,233
Southside Bancshares, Inc. (a)	118	3,855
Southwest Bancorp, Inc.	205	5,176
State Auto Financial Corp.	87	2,152
State Bank Financial Corp.	164	4,407
State National Cos., Inc.	331	6,875
Sterling Bancorp	159	3,570
Stewart Information Services Corp.	115	4,149
Stifel Financial Corp.	28	1,337

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Financials (Continued)
Stock Yards Bancorp, Inc.	166	$5,777
Stonegate Bank	126	6,074
Summit Financial Group, Inc.	138	3,021
Sun Bancorp, Inc.	96	2,242
Sunshine Bancorp, Inc.*(a)	75	1,620
Sutherland Asset Management Corp. REIT	167	2,547
Territorial Bancorp, Inc.	84	2,539
Texas Capital Bancshares, Inc.*	10	743
Third Point Reinsurance Ltd.*	133	1,869
Timberland Bancorp, Inc.	121	3,353
Tiptree, Inc.	415	2,656
Tompkins Financial Corp.	57	4,327
Towne Bank	182	5,587
TriCo Bancshares	141	5,017
TriState Capital Holdings, Inc.*	231	4,828
Triumph Bancorp, Inc.*	145	4,089
Trupanion, Inc.*	129	2,823
TrustCo Bank Corp.	659	5,206
Trustmark Corp.	140	4,147
Two River Bancorp (a)	178	3,243
UMB Financial Corp.	29	1,946
Umpqua Holdings Corp.	126	2,205
Union Bankshares Corp.	134	4,198
Union Bankshares, Inc.	47	2,028
United Bankshares, Inc.	24	805
United Community Banks, Inc.	197	5,144
United Community Financial Corp.	389	3,536
United Financial Bancorp, Inc.	288	4,988
United Fire Group, Inc.	95	3,996
United Insurance Holdings Corp.	42	661
United Security Bancshares	244	2,257
Unity Bancorp, Inc.	148	2,568
Universal Insurance Holdings, Inc. (a)	285	6,113
Univest Corp. of Pennsylvania	186	5,422
Valley National Bancorp	319	3,570
Veritex Holdings, Inc.*	165	4,358
Virtu Financial, Inc., Class A (a)	73	1,310
Virtus Investment Partners, Inc.	65	6,890
Waddell & Reed Financial, Inc., Class A (a)	276	5,136
Walker & Dunlop, Inc.*	312	15,035
Washington Federal, Inc.	106	3,313
Washington Trust Bancorp, Inc.	103	5,279
WashingtonFirst Bankshares, Inc. (a)	148	5,013
Waterstone Financial, Inc.	153	2,700
WesBanco, Inc.	105	3,988
West Bancorporation, Inc.	142	3,117
Westamerica Bancorporation (a)	61	3,145
Western Asset Mortgage Capital Corp. REIT	111	1,167
Western New England Bancorp, Inc.	251	2,497
Westwood Holdings Group, Inc.	60	3,668
Wintrust Financial Corp.	41	2,985
WisdomTree Investments, Inc. (a)	97	889
World Acceptance Corp.*	60	4,489
WSFS Financial Corp.	113	5,051
Xenith Bankshares, Inc.*	50	1,433

		1,398,043

	Number of Shares	Value
Health Care — 6.8%
Abaxis, Inc.	61	$2,819
Accuray, Inc.*	239	992
Aceto Corp.	30	318
Addus HomeCare Corp.*	50	1,702
Albany Molecular Research, Inc.*(a)	22	478
Almost Family, Inc.*	33	1,607
AMAG Pharmaceuticals, Inc.*	74	1,236
Amedisys, Inc.*	33	1,724
AMN Healthcare Services, Inc.*	50	1,867
Amphastar Pharmaceuticals, Inc.*	135	2,161
Analogic Corp.	33	2,361
AngioDynamics, Inc.*	216	3,678
Anika Therapeutics, Inc.*	38	2,041
Antares Pharma, Inc.*(a)	663	1,996
Array BioPharma, Inc.*(a)	78	755
AtriCure, Inc.*	47	1,054
Atrion Corp.	8	4,977
BioSpecifics Technologies Corp.*	53	2,499
BioTelemetry, Inc.*	114	4,235
Cambrex Corp.*	47	2,449
Cantel Medical Corp.	15	1,219
Capital Senior Living Corp.*	41	510
Cardiovascular Systems, Inc.*	66	1,938
Catalent, Inc.*	57	2,354
Chemed Corp.	26	5,130
Civitas Solutions, Inc.*	21	401
Community Health Systems, Inc.*(a)	100	764
CONMED Corp.	41	2,034
Corcept Therapeutics, Inc.*	136	2,267
CorVel Corp.*	60	3,114
Cotiviti Holdings, Inc.*	19	679
Cross Country Healthcare, Inc.*	122	1,510
CryoLife, Inc.*	37	770
Cutera, Inc.*	229	8,507
Cytokinetics, Inc.*	49	728
Emergent BioSolutions, Inc.*	31	1,157
Enanta Pharmaceuticals, Inc.*	38	1,629
Ensign Group, Inc.	173	3,553
Enzo Biochem, Inc.*	772	8,685
Exactech, Inc.*	119	3,635
FibroGen, Inc.*	22	1,060
FONAR Corp.*	25	740
Genesis Healthcare, Inc.*	480	499
Genomic Health, Inc.*	51	1,617
Glaukos Corp.*(a)	30	1,133
Globus Medical, Inc., Class A*	144	4,353
Haemonetics Corp.*	117	5,033
Halyard Health, Inc.*	107	4,846
HealthEquity, Inc.*	44	1,882
HealthSouth Corp.	70	3,203
HealthStream, Inc.*	85	1,997
Heska Corp.*	54	5,493
HMS Holdings Corp.*	93	1,648
ICU Medical, Inc.*	22	3,836
INC Research Holdings, Inc., Class A*	47	2,759
Innoviva, Inc.*	54	758
Inogen, Inc.*	40	3,832

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Health Care (Continued)
Inovalon Holdings, Inc., Class A*(a)	55	$745
Integer Holdings Corp.*	157	7,214
Integra LifeSciences Holdings Corp.*	24	1,224
Intersect ENT, Inc.*	26	803
Invacare Corp.	36	486
Ironwood Pharmaceuticals, Inc.*	21	335
Jounce Therapeutics, Inc.*	69	1,172
K2M Group Holdings, Inc.*	43	1,005
Kindred Healthcare, Inc.	200	1,620
Landauer, Inc.	100	6,205
LeMaitre Vascular, Inc.	232	8,445
LHC Group, Inc.*	133	8,678
LivaNova PLC*	42	2,628
Luminex Corp.	138	2,668
Magellan Health, Inc.*	29	2,346
Masimo Corp.*	44	3,713
Medidata Solutions, Inc.*	10	750
Medpace Holdings, Inc.*	10	326
Meridian Bioscience, Inc.	58	806
Merit Medical Systems, Inc.*	108	4,460
MiMedx Group, Inc.*(a)	123	2,001
Molina Healthcare, Inc.*(a)	66	4,224
Momenta Pharmaceuticals, Inc.*	253	4,263
Myriad Genetics, Inc.*	45	1,372
National HealthCare Corp.	78	4,863
National Research Corp., Class A	153	4,942
Natus Medical, Inc.*	65	2,184
Neogen Corp.*	39	2,687
NeoGenomics, Inc.*(a)	83	839
NuVasive, Inc.*	13	812
NxStage Medical, Inc.*	67	1,876
Omnicell, Inc.*	50	2,565
OraSure Technologies, Inc.*	354	7,225
Orthofix International NV*	74	3,642
Owens & Minor, Inc.	130	3,632
Oxford Immunotec Global PLC*	87	1,376
Pacira Pharmaceuticals, Inc.*	16	610
PAREXEL International Corp.*	38	3,340
PDL BioPharma, Inc.*	143	446
Penumbra, Inc.*	24	2,064
PharMerica Corp.*	72	2,117
Phibro Animal Health Corp., Class A	63	2,237
PRA Health Sciences, Inc.*	20	1,548
Prestige Brands Holdings, Inc.*	24	1,217
Providence Service Corp.*	105	5,442
Quality Systems, Inc.*	279	4,394
Quidel Corp.*	104	3,634
R1 RCM, Inc.*(a)	992	3,274
RadNet, Inc.*	707	7,247
Repligen Corp.*	44	1,921
RTI Surgical, Inc.*	295	1,328
SciClone Pharmaceuticals, Inc.*	65	715
Select Medical Holdings Corp.*	381	7,087
Simulations Plus, Inc. (a)	161	2,335
STAAR Surgical Co.*	75	896
Supernus Pharmaceuticals, Inc.*	89	4,076
Surgery Partners, Inc.*(a)	56	546

	Number of Shares	Value
Health Care (Continued)
Surmodics, Inc.*	43	$1,118
Teligent, Inc.*(a)	76	525
Tenet Healthcare Corp.*(a)	40	687
Tivity Health, Inc.*(a)	40	1,568
Triple-S Management Corp., Class B*	56	1,384
US Physical Therapy, Inc.	65	3,894
Utah Medical Products, Inc.	34	2,453
Varex Imaging Corp.*	143	4,366
Vocera Communications, Inc.*	124	3,453
Wright Medical Group NV*(a)	30	888
Xencor, Inc.*	70	1,513

		318,677

Industrials — 19.0%
AAON, Inc.	132	4,303
AAR Corp.	214	7,717
ABM Industries, Inc.	114	5,065
Acacia Research Corp.*	169	549
ACCO Brands Corp.*	216	2,365
Actuant Corp., Class A	60	1,443
Advanced Disposal Services, Inc.*	22	524
Advanced Drainage Systems, Inc.	126	2,451
Advisory Board Co.*	62	3,301
Aegion Corp.*	213	4,616
Aerojet Rocketdyne Holdings, Inc.*	128	3,793
Aerovironment, Inc.*	53	2,598
Air Transport Services Group, Inc.*	312	7,164
Aircastle Ltd.	110	2,466
Alamo Group, Inc.	96	8,809
Albany International Corp., Class A	57	3,055
Allegiant Travel Co. (a)	13	1,534
Allied Motion Technologies, Inc.	21	531
Altra Industrial Motion Corp.	30	1,381
Ameresco, Inc., Class A*	103	747
American Railcar Industries, Inc. (a)	18	648
American Woodmark Corp.*	55	4,554
Apogee Enterprises, Inc.	100	4,370
Applied Industrial Technologies, Inc.	95	5,415
ARC Document Solutions, Inc.*	248	875
ArcBest Corp.	111	3,297
Argan, Inc.	306	19,385
Armstrong Flooring, Inc.*	172	2,566
Astec Industries, Inc.	92	4,571
Astronics Corp.*	37	973
Atkore International Group, Inc.*	66	1,100
Atlas Air Worldwide Holdings, Inc.*	46	3,073
Avis Budget Group, Inc.*(a)	32	1,159
Axon Enterprise, Inc.*(a)	58	1,259
AZZ, Inc.	34	1,663
Barnes Group, Inc.	91	5,689
Barrett Business Services, Inc.	77	3,972
BG Staffing, Inc.	114	1,843
Blue Bird Corp.*	61	1,110
BMC Stock Holdings, Inc.*	397	8,059
Brady Corp., Class A	178	5,936
Briggs & Stratton Corp.	262	5,486
Brink’s Co.	44	3,452

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Industrials (Continued)
Builders FirstSource, Inc.*	166	$2,702
Caesarstone Ltd.*(a)	53	1,536
CAI International, Inc.*	156	4,834
Casella Waste Systems, Inc., Class A*	624	10,489
CBIZ, Inc.*	530	8,029
CECO Environmental Corp.	303	2,263
Chart Industries, Inc.*	165	5,567
CIRCOR International, Inc.	11	528
Columbus McKinnon Corp.	80	2,642
Comfort Systems USA, Inc.	180	6,129
Commercial Vehicle Group, Inc.*	143	849
Continental Building Products, Inc.*	186	4,529
Costamare, Inc.	108	677
Covanta Holding Corp. (a)	115	1,650
Covenant Transportation Group, Inc., Class A*	2	48
CRA International, Inc.	247	9,270
CSW Industrials, Inc.*	67	2,804
Cubic Corp.	42	1,804
Curtiss-Wright Corp.	14	1,355
Daseke, Inc.*	91	1,192
Deluxe Corp.	24	1,664
DigitalGlobe, Inc.*	143	4,919
DMC Global, Inc.	172	2,227
Douglas Dynamics, Inc.	95	3,315
Ducommun, Inc.*	93	2,557
DXP Enterprises, Inc.*	10	271
Dycom Industries, Inc.*(a)	21	1,694
Eastern Co.	233	6,093
Echo Global Logistics, Inc.*	117	1,778
EMCOR Group, Inc.	89	5,878
Encore Wire Corp.	91	3,904
EnerSys	41	2,628
Engility Holdings, Inc.*	52	1,616
Ennis, Inc.	345	6,589
EnPro Industries, Inc.	54	3,805
EnviroStar, Inc. (a)	24	793
ESCO Technologies, Inc.	114	6,207
Essendant, Inc.	53	629
Esterline Technologies Corp.*	33	2,818
Exponent, Inc.	66	4,495
Federal Signal Corp.	253	4,729
Forward Air Corp.	116	6,029
Foundation Building Materials, Inc.*	59	771
Franklin Covey Co.*	242	4,550
Franklin Electric Co., Inc.	97	3,739
FreightCar America, Inc.	42	763
FTI Consulting, Inc.*	78	2,645
GATX Corp. (a)	95	5,755
Gencor Industries, Inc.*	252	3,881
Generac Holdings, Inc.*	49	1,979
General Cable Corp.	195	3,305
Gibraltar Industries, Inc.*	109	3,188
Global Brass & Copper Holdings, Inc.	29	866
GMS, Inc.*	142	4,570
Gorman-Rupp Co.	74	2,253
GP Strategies Corp.*	66	1,888

	Number of Shares	Value
Industrials (Continued)
Graham Corp.	154	$3,085
Granite Construction, Inc.	53	2,927
Great Lakes Dredge & Dock Corp.*	183	741
Greenbrier Cos., Inc. (a)	183	7,851
Griffon Corp.	164	3,042
H&E Equipment Services, Inc.	62	1,459
Hardinge, Inc.	277	3,792
Harsco Corp.*	386	6,601
Hawaiian Holdings, Inc.*	102	4,371
HC2 Holdings, Inc.*	826	3,767
Healthcare Services Group, Inc.	55	2,816
Heartland Express, Inc.	125	2,771
Heidrick & Struggles International, Inc.	338	6,168
Herc Holdings, Inc.*	114	4,813
Heritage-Crystal Clean, Inc.*	160	3,120
Herman Miller, Inc.	166	5,586
Hertz Global Holdings, Inc.*(a)	382	8,305
Hillenbrand, Inc.	113	4,040
HNI Corp.	56	2,052
Hub Group, Inc., Class A*	78	2,999
Hudson Technologies, Inc.*	198	1,762
Huron Consulting Group, Inc.*	28	847
ICF International, Inc.*	128	6,150
IES Holdings, Inc.*	72	1,188
InnerWorkings, Inc.*	464	4,858
Insperity, Inc.	76	6,103
Insteel Industries, Inc.	126	3,159
Interface, Inc.	149	2,831
JELD-WEN Holding, Inc.*	20	610
John Bean Technologies Corp.	17	1,508
Kadant, Inc.	133	11,551
Kaman Corp.	136	6,669
KBR, Inc.	54	879
Kelly Services, Inc., Class A	289	6,251
Kennametal, Inc.	62	2,170
Kforce, Inc.	164	2,952
Kimball International, Inc., Class B	704	11,940
KLX, Inc.*	54	2,589
Knight Transportation, Inc. (a)	108	4,217
Knoll, Inc.	166	2,996
Korn/Ferry International	52	1,733
Kratos Defense & Security Solutions, Inc.*(a)	94	1,258
Lawson Products, Inc.*	31	739
Layne Christensen Co.*(a)	107	1,149
LB Foster Co., Class A	40	764
Lindsay Corp.	52	4,502
LSC Communications, Inc.	554	8,925
LSI Industries, Inc.	120	683
Lydall, Inc.*	31	1,457
Manitowoc Co, Inc.*	448	3,687
Marten Transport Ltd.	445	7,632
Masonite International Corp.*	64	4,051
MasTec, Inc.*	74	3,019
Matson, Inc.	48	1,238
Matthews International Corp., Class A	59	3,555
McGrath RentCorp	248	10,012

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Industrials (Continued)
Meritor, Inc.*	509	$10,109
Milacron Holdings Corp.*	77	1,228
Miller Industries, Inc.	222	5,572
Mistras Group, Inc.*	63	1,191
Mobile Mini, Inc.	38	1,150
Moog, Inc., Class A*	58	4,452
MRC Global, Inc.*	136	2,145
MSA Safety, Inc.	39	2,842
Mueller Industries, Inc.	177	5,280
Mueller Water Products, Inc., Class A	210	2,518
Multi-Color Corp.	46	3,671
MYR Group, Inc.*	273	7,046
National Presto Industries, Inc. (a)	27	2,689
Navigant Consulting, Inc.*	509	7,803
Navistar International Corp.*	30	1,025
NCI Building Systems, Inc.*	140	2,352
Neff Corp., Class A*	63	1,572
Nexeo Solutions, Inc.*	255	1,828
NN, Inc.	195	4,973
Northwest Pipe Co.*	80	1,467
NOW, Inc.*	50	583
Omega Flex, Inc.	29	1,682
On Assignment, Inc.*	99	4,722
Orion Group Holdings, Inc.*	679	4,101
Park-Ohio Holdings Corp.	31	1,235
Patrick Industries, Inc.*	38	2,812
PGT Innovations, Inc.*	114	1,505
Ply Gem Holdings, Inc.*	105	1,633
Powell Industries, Inc.	59	1,680
Preformed Line Products Co.	27	1,411
Primoris Services Corp.	69	1,974
Proto Labs, Inc.*	26	1,867
Quad/Graphics, Inc.	189	3,602
Quanex Building Products Corp.	206	4,038
Radiant Logistics, Inc.*	1,190	6,010
Raven Industries, Inc.	259	7,252
RBC Bearings, Inc.*	32	3,529
Resources Connection, Inc.	312	3,978
Rexnord Corp.*	54	1,290
Roadrunner Transportation Systems, Inc.*	58	433
RPX Corp.*	1,006	13,138
RR Donnelley & Sons Co.	59	545
Rush Enterprises, Inc., Class A*	223	9,141
Rush Enterprises, Inc., Class B*	35	1,348
Saia, Inc.*	189	10,688
Schneider National, Inc., Class B	68	1,513
Simpson Manufacturing Co., Inc.	90	3,940
SiteOne Landscape Supply, Inc.*	41	2,060
SkyWest, Inc.	101	3,505
SP Plus Corp.*	154	5,683
Spartan Motors, Inc.	967	8,896
Sparton Corp.*	96	2,224
SPX Corp.*	210	5,061
SPX FLOW, Inc.*	8	268
Standex International Corp.	56	5,345
Steelcase, Inc., Class A	278	3,670
Sterling Construction Co., Inc.*	602	7,092

	Number of Shares	Value
Industrials (Continued)
Sun Hydraulics Corp.	18	$862
Supreme Industries, Inc., Class A	337	7,057
Swift Transportation Co.*	266	7,461
Team, Inc.*(a)	25	309
Tennant Co.	62	3,779
Tetra Tech, Inc.	113	4,814
Textainer Group Holdings Ltd.*(a)	72	1,278
Thermon Group Holdings, Inc.*	81	1,338
Titan International, Inc.	60	515
Titan Machinery, Inc.*	322	4,154
Trex Co., Inc.*	82	6,232
TriMas Corp.*	170	4,114
TriNet Group, Inc.*	144	5,145
Triton International Ltd/Bermuda*	31	1,145
Triumph Group, Inc.	223	5,865
TrueBlue, Inc.*	555	11,350
Tutor Perini Corp.*	101	2,641
Twin Disc, Inc.*	45	781
UniFirst Corp.	36	5,170
Universal Forest Products, Inc.	44	3,837
US Ecology, Inc.	44	2,262
Vectrus, Inc.*	64	1,829
Veritiv Corp.*	42	1,176
Viad Corp.	94	5,165
Vicor Corp.*	81	1,575
VSE Corp.	121	6,310
Wabash National Corp.	689	14,483
WageWorks, Inc.*	27	1,592
Watts Water Technologies, Inc., Class A	40	2,468
Werner Enterprises, Inc.	102	3,376
Wesco Aircraft Holdings, Inc.*	61	512
West Corp.	41	958
Willdan Group, Inc.*	66	2,047
Willis Lease Finance Corp.*	43	1,023
Woodward, Inc.	27	1,896

		889,381

Information Technology — 10.2%
2U, Inc.*	25	1,253
3D Systems Corp.*(a)	42	528
8x8, Inc.*	117	1,656
ACI Worldwide, Inc.*	27	615
Acxiom Corp.*	90	2,096
ADTRAN, Inc.	186	4,111
Advanced Energy Industries, Inc.*	59	4,339
Agilysys, Inc.*	62	638
Alarm.com Holdings, Inc.*	29	1,303
Alpha & Omega Semiconductor Ltd.*	189	3,001
Ambarella, Inc*(a)	15	816
American Software, Inc., Class A	277	3,050
Amkor Technology, Inc.*	249	2,186
Anixter International, Inc.*	118	8,708
Appfolio, Inc., Class A*	81	3,475
Applied Optoelectronics, Inc.*(a)	11	650
Aspen Technology, Inc.*	43	2,720
Avid Technology, Inc.*	136	600
AVX Corp.	89	1,553

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Information Technology (Continued)
Axcelis Technologies, Inc.*	48	$1,003
AXT, Inc.*(a)	513	4,001
Badger Meter, Inc.	123	5,646
Bankrate, Inc.*	121	1,676
Barracuda Networks, Inc.*	10	242
Bazaarvoice, Inc.*	440	2,090
Bel Fuse, Inc., Class B	105	2,677
Belden, Inc.	17	1,310
Benchmark Electronics, Inc.*	425	13,812
Blackbaud, Inc.	9	760
Blackhawk Network Holdings, Inc.*	57	2,554
Blucora, Inc.*	205	4,674
Bottomline Technologies de, Inc.*	57	1,728
Box, Inc., Class A*	37	726
Brooks Automation, Inc.	141	3,676
Cabot Microelectronics Corp.	34	2,435
CACI International, Inc., Class A*	6	779
CalAmp Corp.*	58	1,075
Calix, Inc.*	83	407
Callidus Software, Inc.*	22	566
Carbonite, Inc.*	243	4,860
Cardtronics PLC, Class A*	78	2,026
Care.com, Inc.*	103	1,542
Cars.com, Inc.*(a)	201	5,198
Cass Information Systems, Inc.	50	3,061
CEVA, Inc.*	72	2,920
Ciena Corp.*	27	583
Cimpress NV*	16	1,479
Cirrus Logic, Inc.*	33	1,913
Cohu, Inc.	269	5,046
CommerceHub, Inc., Series C*	40	849
CommVault Systems, Inc.*	23	1,404
Control4 Corp.*	143	3,541
Convergys Corp.	150	3,525
Cree, Inc.*	39	949
CSG Systems International, Inc.	44	1,703
CTS Corp.	167	3,757
CyberOptics Corp.*(a)	115	1,742
Daktronics, Inc.	659	6,346
Digi International, Inc.*	71	653
Diodes, Inc.*	126	3,546
DSP Group, Inc.*	170	2,023
Ebix, Inc. (a)	12	692
Electro Scientific Industries, Inc.*	36	444
Electronics For Imaging, Inc.*	29	1,031
Ellie Mae, Inc.*	4	332
EMCORE Corp.*	340	3,094
Entegris, Inc.*	84	2,138
Envestnet, Inc.*	23	1,022
EPAM Systems, Inc.*	18	1,464
ePlus, Inc.*	67	5,608
Etsy, Inc.*	49	802
Everi Holdings, Inc.*	441	3,400
EVERTEC, Inc.	265	4,876
Exa Corp.*	75	1,076
ExlService Holdings, Inc.*	60	3,377
Extreme Networks, Inc.*	294	3,360

	Number of Shares	Value
Information Technology (Continued)
Fabrinet*	54	$2,097
Fair Isaac Corp.	8	1,126
FARO Technologies, Inc.*	48	1,654
Finisar Corp.*	45	1,087
Five9, Inc.*	31	666
Forrester Research, Inc.	80	3,260
Gigamon, Inc.*	7	301
GrubHub, Inc.*(a)	36	2,055
GSI Technology, Inc.*	167	1,109
GTT Communications, Inc.*	54	1,714
Hackett Group, Inc.	213	2,910
HubSpot, Inc.*	13	954
II-VI, Inc.*	189	6,776
Imperva, Inc.*	14	625
Insight Enterprises, Inc.*	141	5,651
Instructure, Inc.*	26	770
Integrated Device Technology, Inc.*	25	618
InterDigital, Inc.	68	4,852
Intevac, Inc.*	265	2,411
Iteris, Inc.*	567	3,640
Itron, Inc.*	76	5,518
IXYS Corp.*	48	1,104
j2 Global, Inc.	9	678
KEMET Corp.*	273	6,527
Kimball Electronics, Inc.*	535	10,192
Knowles Corp.*	59	866
KVH Industries, Inc.*	62	732
Lattice Semiconductor Corp.*	105	593
Leaf Group Ltd.*	87	618
Liquidity Services, Inc.*	16	91
Littelfuse, Inc.	11	2,048
LivePerson, Inc.*	236	3,162
MACOM Technology Solutions Holdings, Inc.*	11	501
ManTech International Corp., Class A	160	6,435
MAXIMUS, Inc.	36	2,188
MaxLinear, Inc.*	84	1,814
Mesa Laboratories, Inc. (a)	11	1,502
Methode Electronics, Inc.	95	3,885
MicroStrategy, Inc., Class A*	8	1,032
MINDBODY, Inc., Class A*	51	1,206
MKS Instruments, Inc.	25	2,059
MoneyGram International, Inc.*	216	3,404
Monolithic Power Systems, Inc.	14	1,418
Monotype Imaging Holdings, Inc.	19	347
MuleSoft, Inc., Class A*(a)	68	1,482
Nanometrics, Inc.*	210	5,416
Napco Security Technologies, Inc.*	274	2,151
NeoPhotonics Corp.*(a)	28	164
NETGEAR, Inc.*	42	2,016
NetScout Systems, Inc.*	58	1,899
New Relic, Inc.*	19	910
NIC, Inc.	150	2,452
Novanta, Inc.*	278	10,870
NVE Corp.	85	6,446
OSI Systems, Inc.*	52	4,319
Park Electrochemical Corp.	59	1,071

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Information Technology (Continued)
Paycom Software, Inc.*	13	$970
Paylocity Holding Corp.*	9	442
PC Connection, Inc.	71	1,811
PCM, Inc.*(a)	479	6,299
PDF Solutions, Inc.*(a)	60	911
Pegasystems, Inc.	12	691
Perficient, Inc.*	74	1,354
Photronics, Inc.*	543	4,290
Planet Payment, Inc.*	211	836
Plantronics, Inc.	39	1,663
Plexus Corp.*	79	4,114
Power Integrations, Inc.	30	2,185
Progress Software Corp.	92	3,089
Proofpoint, Inc.*(a)	3	275
Q2 Holdings, Inc.*	32	1,299
QAD, Inc., Class A	77	2,595
Qualys, Inc.*	30	1,425
Quantum Corp.*	100	551
QuinStreet, Inc.*	175	936
Radisys Corp.*	48	75
Rambus, Inc.*	77	999
RealPage, Inc.*	29	1,250
Reis, Inc.	20	342
RingCentral, Inc., Class A*	3	127
Rogers Corp.*	45	5,335
Rosetta Stone, Inc.*	65	598
Rudolph Technologies, Inc.*	365	8,103
Sanmina Corp.*	176	6,591
ScanSource, Inc.*	153	6,005
Science Applications International Corp.	43	3,177
Semtech Corp.*	54	2,030
ShoreTel, Inc.*	136	1,013
Shutterstock, Inc.*	3	101
Sigma Designs, Inc.*	40	250
Silicon Laboratories, Inc.*	39	2,960
Sonus Networks, Inc.*	44	304
SPS Commerce, Inc.*	26	1,584
Stamps.com, Inc.*	19	3,634
StarTek, Inc.*	343	4,082
Stratasys Ltd.*	32	716
Super Micro Computer, Inc.*	64	1,704
Sykes Enterprises, Inc.*	107	2,853
Synaptics, Inc.*(a)	43	1,788
Systemax, Inc.	127	3,104
Tech Data Corp.*	4	441
TechTarget, Inc.*	175	1,740
Telenav, Inc.*	149	969
TeleTech Holdings, Inc.	49	1,945
Trade Desk, Inc., Class A*	9	477
Travelport Worldwide Ltd.	143	2,165
TTM Technologies, Inc.*	756	10,765
Tucows, Inc., Class A*	66	3,488
Ubiquiti Networks, Inc.*(a)	4	238
Unisys Corp.*(a)	560	4,340
USA Technologies, Inc.*	81	441
Varonis Systems, Inc.*	32	1,242
VeriFone Systems, Inc.*	41	811

	Number of Shares	Value
Information Technology (Continued)
Verint Systems, Inc.*	18	$715
Viavi Solutions, Inc.*	16	161
Virtusa Corp.*	33	1,199
Vishay Intertechnology, Inc.	357	6,319
Vishay Precision Group, Inc.*	136	2,972
Web.com Group, Inc.*	45	1,139
WebMD Health Corp.*	8	532
Xcerra Corp.*	65	638
XO Group, Inc.*	200	3,724
Xperi Corp.	15	409
Yelp, Inc.*	24	1,022
Zix Corp.*	922	4,896

		475,158

Materials — 4.2%
A Schulman, Inc.	217	6,597
Advanced Emissions Solutions, Inc. (a)	94	976
AdvanSix, Inc.*	212	6,769
American Vanguard Corp.	223	4,516
Balchem Corp.	30	2,249
Boise Cascade Co.*	109	3,270
Calgon Carbon Corp.	125	1,525
Carpenter Technology Corp.	77	3,121
Chase Corp.	77	7,199
Clearwater Paper Corp.*	31	1,441
Codexis, Inc.*	86	477
Commercial Metals Co.	118	2,229
Compass Minerals International, Inc. (a)	14	935
Core Molding Technologies, Inc.	184	3,785
Deltic Timber Corp.	38	2,966
Ferro Corp.*	114	2,197
Forterra, Inc.*(a)	41	136
FutureFuel Corp.	487	6,565
GCP Applied Technologies, Inc.*	118	3,333
Greif, Inc., Class A	32	1,934
Greif, Inc., Class B	7	442
Handy & Harman Ltd.*	25	817
Hawkins, Inc.	160	5,704
Haynes International, Inc.	20	611
HB Fuller Co.	58	2,911
Hecla Mining Co.	265	1,399
Ingevity Corp.*	94	5,919
Innophos Holdings, Inc.	148	6,758
Innospec, Inc.	50	2,775
Kaiser Aluminum Corp.	26	2,504
KapStone Paper and Packaging Corp.	206	4,608
KMG Chemicals, Inc.	140	6,723
Koppers Holdings, Inc.*	99	3,881
Kraton Corp.*	56	1,838
Kronos Worldwide, Inc.	31	649
Louisiana-Pacific Corp.*	226	5,758
Materion Corp.	277	10,581
Minerals Technologies, Inc.	44	2,816
Myers Industries, Inc.	162	3,046
Neenah Paper, Inc.	76	5,871
OMNOVA Solutions, Inc.*	345	3,001
PH Glatfelter Co.	137	2,373

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Materials (Continued)
PolyOne Corp.	40	$1,446
Quaker Chemical Corp.	62	8,632
Rayonier Advanced Materials, Inc. (a)	41	563
Schnitzer Steel Industries, Inc., Class A	49	1,318
Schweitzer-Mauduit International, Inc.	146	5,538
Sensient Technologies Corp.	31	2,237
Stepan Co.	71	5,493
Summit Materials, Inc., Class A*	68	2,009
SunCoke Energy, Inc.*	376	3,504
Trecora Resources*	59	717
Tredegar Corp.	95	1,549
Trinseo SA	51	3,412
Tronox Ltd., Class A	77	1,593
UFP Technologies, Inc.*	136	3,618
United States Lime & Minerals, Inc.	40	3,198
US Concrete, Inc.*(a)	25	2,001
Verso Corp., Class A*(a)	839	4,463
Worthington Industries, Inc.	30	1,499

		195,995

Real Estate — 5.9%
Acadia Realty Trust REIT	36	1,033
Agree Realty Corp. REIT	74	3,709
Alexander & Baldwin, Inc.	40	1,736
Alexander’s, Inc. REIT	5	2,093
American Assets Trust, Inc. REIT	43	1,747
Armada Hoffler Properties, Inc. REIT	334	4,466
Ashford Hospitality Prime, Inc. REIT	63	606
Ashford Hospitality Trust, Inc. REIT	583	3,620
Bluerock Residential Growth REIT, Inc. REIT	119	1,205
CareTrust REIT, Inc. REIT	225	4,340
CatchMark Timber Trust, Inc., Class A REIT	89	1,026
CBL & Associates Properties, Inc. REIT (a)	421	3,368
Cedar Realty Trust, Inc. REIT	139	701
Chatham Lodging Trust REIT	145	2,941
Chesapeake Lodging Trust REIT	184	4,709
City Office REIT, Inc. REIT	166	2,123
Clipper Realty, Inc. REIT (a)	72	804
Community Healthcare Trust, Inc. REIT	110	2,922
Consolidated-Tomoka Land Co.	40	2,216
CorEnergy Infrastructure Trust, Inc. REIT (a)	120	3,916
Cousins Properties, Inc. REIT	185	1,730
DiamondRock Hospitality Co. REIT	435	4,781
Easterly Government Properties, Inc. REIT (a)	140	2,808
EastGroup Properties, Inc. REIT	39	3,466
Education Realty Trust, Inc. REIT	20	773
Farmland Partners, Inc. REIT (a)	83	735
FelCor Lodging Trust, Inc. REIT	484	3,533
First Industrial Realty Trust, Inc. REIT	61	1,890
First Potomac Realty Trust REIT	285	3,172
Forestar Group, Inc.*	374	6,433
Four Corners Property Trust, Inc. REIT	268	6,810
Franklin Street Properties Corp. REIT	185	1,844
FRP Holdings, Inc.*	39	1,712
GEO Group, Inc. REIT	91	2,515

	Number of Shares	Value
Real Estate (Continued)
Getty Realty Corp. REIT	181	$4,988
Gladstone Commercial Corp. REIT	176	3,766
Global Net Lease, Inc. REIT	78	1,689
Government Properties Income Trust REIT	188	3,487
Gramercy Property Trust REIT	27	822
Healthcare Realty Trust, Inc. REIT	30	998
Hersha Hospitality Trust REIT	363	6,730
HFF, Inc., Class A	120	4,576
Independence Realty Trust, Inc. REIT (a)	231	2,377
InfraREIT, Inc. REIT	249	5,600
Investors Real Estate Trust REIT	490	3,077
iStar, Inc. REIT*	351	4,075
Jernigan Capital, Inc. REIT (a)	137	2,663
Kennedy-Wilson Holdings, Inc.	62	1,197
Kite Realty Group Trust REIT	40	805
LaSalle Hotel Properties REIT	156	4,427
Lexington Realty Trust REIT	231	2,278
LTC Properties, Inc. REIT	59	2,869
Mack-Cali Realty Corp. REIT	24	549
Marcus & Millichap, Inc.*	64	1,685
Maui Land & Pineapple Co., Inc.*	130	1,677
MedEquities Realty Trust, Inc. REIT	134	1,537
Monmouth Real Estate Investment Corp. REIT	271	4,404
Monogram Residential Trust, Inc. REIT	183	2,196
National Health Investors, Inc. REIT	32	2,566
National Storage Affiliates Trust REIT	152	3,393
New Senior Investment Group, Inc. REIT	107	988
NexPoint Residential Trust, Inc. REIT	221	5,149
NorthStar Realty Europe Corp. REIT	64	796
One Liberty Properties, Inc. REIT	105	2,521
Parkway, Inc. REIT	54	1,240
Pebblebrook Hotel Trust REIT (a)	136	4,568
Physicians Realty Trust REIT	55	1,030
Potlatch Corp. REIT	83	3,967
Preferred Apartment Communities, Inc., Class A REIT	123	2,237
PS Business Parks, Inc. REIT	14	1,892
QTS Realty Trust, Inc., Class A REIT	20	1,084
Quality Care Properties, Inc. REIT*	291	3,993
RAIT Financial Trust REIT	195	161
Ramco-Gershenson Properties Trust REIT	117	1,539
RE/MAX Holdings, Inc., Class A	126	7,717
Retail Opportunity Investments Corp. REIT	75	1,488
Rexford Industrial Realty, Inc. REIT	120	3,606
RLJ Lodging Trust REIT	156	3,148
RMR Group, Inc., Class A	89	4,597
Ryman Hospitality Properties, Inc. REIT	56	3,328
Sabra Health Care REIT, Inc. REIT	324	7,079
Saul Centers, Inc. REIT	29	1,757
Select Income REIT	84	1,950
Seritage Growth Properties, Class A REIT (a)	9	433
St Joe Co.*	54	1,018
STAG Industrial, Inc. REIT	90	2,519
Starwood Waypoint Homes REIT	10	372
Stratus Properties, Inc.	35	1,036

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

	Number of Shares	Value
Real Estate (Continued)
Summit Hotel Properties, Inc. REIT	410	$6,084
Sunstone Hotel Investors, Inc. REIT	224	3,539
Tejon Ranch Co.*	24	480
Terreno Realty Corp. REIT	98	3,553
Tier REIT, Inc. REIT	25	460
UMH Properties, Inc. REIT	322	5,094
Universal Health Realty Income Trust REIT	75	5,678
Urban Edge Properties REIT	43	1,081
Urstadt Biddle Properties, Inc., Class A REIT	89	1,841
Washington Prime Group, Inc. REIT	204	1,703
Washington Real Estate Investment Trust REIT	87	2,859
Whitestone REIT (a)	93	1,166
Xenia Hotels & Resorts, Inc. REIT	260	5,190

		275,855

Telecommunication Services — 1.2%
ATN International, Inc.	27	1,635
Boingo Wireless, Inc.*	294	6,053
Cincinnati Bell, Inc.*	71	1,495
Cogent Communications Holdings, Inc.	21	979
Consolidated Communications Holdings, Inc. (a)	269	4,963
General Communication, Inc., Class A*	138	5,952
Hawaiian Telcom Holdco, Inc.*	128	3,894
IDT Corp., Class B	411	6,046
Intelsat SA*	228	880
Iridium Communications, Inc.*(a)	483	5,361
Lumos Networks Corp.*	318	5,718
Ooma, Inc.*	86	843
ORBCOMM, Inc.*(a)	137	1,515
Shenandoah Telecommunications Co.	20	721
Spok Holdings, Inc.	259	4,338
Vonage Holdings Corp.*	170	1,411
Windstream Holdings, Inc. (a)	1,239	2,565

		54,369

Utilities — 1.9%
ALLETE, Inc.	27	2,088
American States Water Co.	63	3,106
Artesian Resources Corp., Class A	104	3,857
Atlantic Power Corp.*	476	1,166
Avista Corp.	50	2,570
Black Hills Corp.	18	1,267
California Water Service Group	102	3,820
Chesapeake Utilities Corp.	53	4,211
Connecticut Water Service, Inc. (a)	52	2,820
Consolidated Water Co. Ltd.	111	1,326
Delta Natural Gas Co., Inc.	74	2,267
El Paso Electric Co.	67	3,722

	Number of Shares	Value
Utilities (Continued)
Global Water Resources, Inc.	57	$546
IDACORP, Inc.	16	1,424
MGE Energy, Inc.	53	3,371
Middlesex Water Co.	53	2,013
New Jersey Resources Corp.	11	480
Northwest Natural Gas Co.	48	3,182
NorthWestern Corp.	27	1,629
NRG Yield, Inc., Class A	84	1,528
NRG Yield, Inc., Class C (a)	153	2,830
ONE Gas, Inc.	23	1,731
Ormat Technologies, Inc.	35	2,010
Otter Tail Corp.	121	5,058
Pattern Energy Group, Inc.	60	1,507
PNM Resources, Inc.	57	2,417
Portland General Electric Co.	38	1,805
Pure Cycle Corp.*	167	1,211
RGC Resources, Inc.	122	3,361
SJW Group	119	6,605
South Jersey Industries, Inc.	71	2,547
Southwest Gas Holdings, Inc.	27	2,147
Spark Energy, Inc., Class A	23	365
Spire, Inc.	16	1,224
Unitil Corp.	89	4,438
WGL Holdings, Inc.	16	1,348
York Water Co.	79	2,599

		89,596

TOTAL COMMON STOCKS (Cost $4,132,714)		4,618,998

EXCHANGE-TRADED FUNDS — 1.1%
iShares Core S&P Small-Cap ETF	120	8,288
iShares Russell 2000 ETF (a)	80	11,179
SPDR Russell 2000 ETF	140	11,588
Vanguard Russell 2000 ETF	90	10,103
Vanguard Small-Cap ETF	75	10,190

TOTAL EXCHANGE-TRADED FUNDS (Cost $50,988)		51,348

SECURITIES LENDING COLLATERAL — 8.0%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c) (Cost $371,772)	371,772	371,772

TOTAL INVESTMENTS — 107.9%
(Cost $4,555,474)		$5,042,118
Other assets and liabilities, net — (7.9%)		(367,534)

NET ASSETS — 100.0%		$4,674,584

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $361,318, which is 7.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF (Continued)

August 31, 2017

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$4,618,998	$—	$—	$4,618,998
Exchange-Traded Funds	51,348	—	—	51,348
Short-Term Investments	371,772	—	—	371,772

TOTAL	$5,042,118	$—	$—	$5,042,118

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the year ended August 31, 2017.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2017

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Assets
Investments in non-affiliated securities at value	$15,466,074	$11,944,824	$99,057,519	$4,670,346
Investment in Deutsche Government & Agency Securities Portfolio*	115,119	184,866	1,722,761	371,772
Cash	429	976,567	975,599	9,478
Foreign currency at value	13,682	86,519	—	—
Deposit with broker for futures contracts	—	43,890	33,300	—
Receivables:
Investment securities sold	—	—	—	14
Variation margin on futures contracts	—	3,192	7,775	—
Dividends	19,347	39,106	152,766	3,815
Securities lending income	44	34	769	411
Foreign tax reclaim	144	63	—	—

Total Assets	$15,614,839	$13,279,061	$101,950,489	$5,055,836

Liabilities
Payable upon return of securities loaned	$115,119	$184,866	$1,722,761	$371,772
Payables:
Investment securities purchased	—	—	—	8,296
Investment advisory fees	3,936	5,445	15,605	1,184

Total Liabilities	119,055	190,311	1,738,366	381,252

Net Assets, at value	$15,495,784	$13,088,750	$100,212,123	$4,674,584

Net Assets Consist of
Paid-in capital	$14,963,651	$11,438,417	$96,805,943	$4,068,782
Undistributed net investment income	141,041	199,229	327,015	12,922
Accumulated net realized gain (loss)	(291,850)	139,107	(1,383,421)	106,236
Net unrealized appreciation (depreciation)	682,942	1,311,997	4,462,586	486,644

Net Assets, at value	$15,495,784	$13,088,750	$100,212,123	$4,674,584

Number of Common Shares outstanding	550,001	450,001	3,400,001	150,001

Net Asset Value	$28.17	$29.09	$29.47	$31.16

Investments in non-affiliated securities at cost	$14,783,202	$10,632,018	$94,595,836	$4,183,702

Value of securities loaned	$110,191	$175,873	$1,682,630	$361,318

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$115,119	$184,866	$1,722,761	$371,772

Foreign currency at cost	$13,625	$84,264	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2017

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$199,709	$318,540	$1,341,537	$66,395
Securities lending income, net of borrower rebates	1,204	514	6,377	3,252

Total Investment Income	200,913	319,054	1,347,914	69,647

Expenses
Investment advisory fees	28,718	42,210	150,105	11,546

Total Expenses	28,718	42,210	150,105	11,546

Less fees waived (See Note 3):
Waiver	—	—	(8,268)	—

Net Expenses	28,718	42,210	141,837	11,546

Net Investment income (loss)	172,195	276,844	1,206,077	58,101

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(175,641)	65,930	(1,522,976)	106,736
In-kind redemptions	(878,423)	—	6,128,871	—
Futures contracts	—	126,353	23,357	—
Foreign currency transactions	(445)	(21,625)	—	—

Net realized gain (loss)	(1,054,509)	170,658	4,629,252	106,736
Net change in unrealized appreciation (depreciation) on:
Investments	601,281	1,288,821	3,652,627	215,038
Futures contracts	—	(6,840)	903	—
Foreign currency translations	260	2,380	—	—

Net change in unrealized appreciation (depreciation)	601,541	1,284,361	3,653,530	215,038

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(452,968)	1,455,019	8,282,782	321,774

Net Increase (Decrease) in Net Assets Resulting from Operations	$(280,773)	$1,731,863	$9,488,859	$379,875

* Unaffiliated foreign tax withheld	$21,708	$44,615	$357	$19

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF		Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
	Year Ended August 31, 2017	For the Period November 24, 2015(1) to August 31, 2016	Year Ended August 31, 2017	For the Period April 19, 2016(1) to August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$172,195	$52,395	$276,844	$38,174
Net realized gain (loss)	(1,054,509)	(58,909)	170,658	8,262
Net change in net unrealized appreciation (depreciation)	601,541	81,401	1,284,361	27,636

Net increase (decrease) in net assets resulting from operations	(280,773)	74,887	1,731,863	74,072

Distributions to Shareholders from
Net investment income	(163,100)	(38,272)	(132,417)	(5,652)
Net realized gains	—	—	(17,533)	—

Total distributions	(163,100)	(38,272)	(149,950)	(5,652)

Fund Shares Transactions
Proceeds from shares sold	40,231,926	2,504,591	8,933,809	2,504,583
Value of shares redeemed	(26,833,500)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	13,398,426	2,504,591	8,933,809	2,504,583

Total net increase (decrease) in Net Assets	12,954,553	2,541,206	10,515,722	2,573,003

Net Assets
Beginning of period	2,541,231	25	2,573,028	25

End of period	$15,495,784	$2,541,231	$13,088,750	$2,573,028

Undistributed net investment income	$141,041	$44,061	$199,229	$26,664

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	1,550,000	100,000	350,000	100,000
Shares redeemed	(1,100,000)	—	—	—

Shares outstanding, end of period	550,001	100,001	450,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Russell 1000 Comprehensive Factor ETF		Deutsche X-trackers Russell 2000 Comprehensive Factor ETF
	Year Ended August 31, 2017	For the Period November 24, 2015(1) to August 31, 2016	Year Ended August 31, 2017	For the Period June 28, 2016(1) to August 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,206,077	$113,784	$58,101	$8,620
Net realized gain (loss)	4,629,252	(183,600)	106,736	732
Net change in net unrealized appreciation (depreciation)	3,653,530	809,056	215,038	271,606

Net increase (decrease) in net assets resulting from operations	9,488,859	739,240	379,875	280,958

Distributions to Shareholders from
Net investment income	(964,811)	(39,260)	(54,188)	—
Net realized gains	—	—	(843)	—

Total distributions	(964,811)	(39,260)	(55,031)	—

Fund Shares Transactions
Proceeds from shares sold	146,512,353	20,705,428	1,567,483	2,501,274
Value of shares redeemed	(76,229,711)	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	70,282,642	20,705,428	1,567,483	2,501,274

Total net increase (decrease) in Net Assets	78,806,690	21,405,408	1,892,327	2,782,232

Net Assets
Beginning of period	21,405,433	25	2,782,257	25

End of period	$100,212,123	$21,405,433	$4,674,584	$2,782,257

Undistributed net investment income	$327,015	$74,790	$12,922	$8,813

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1	100,001	1
Shares sold	5,350,000	800,000	50,000	100,000
Shares redeemed	(2,750,000)	—	—	—

Shares outstanding, end of period	3,400,001	800,001	150,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	61

DBX ETF Trust

Financial Highlights

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.54	0.52
Net realized and unrealized gain (loss)	3.19 (d)	0.27

Total from investment operations	3.73	0.79

Less distributions from:
Net investment income	(0.97)	(0.38)

Total distributions	(0.97)	(0.38)

Net Asset Value, end of period	$28.17	$25.41

Total Return (%)	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	15	3
Ratio of expenses (%)	0.35	0.36	*
Ratio of net investment income (loss) (%)	2.10	2.77	*
Portfolio turnover rate (%)(e)	45	35	**

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2017	Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$25.73	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.88	0.38
Net realized and unrealized gain (loss)	3.27	0.41

Total from investment operations	4.15	0.79

Less distributions from:
Net investment income	(0.61)	(0.06)
Net realized gains	(0.18)	—

Total distributions	(0.79)	(0.06)

Net Asset Value, end of period	$29.09	$25.73

Total Return (%)	16.56	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13	3
Ratio of expenses (%)	0.50	0.50	*
Ratio of net investment income (loss) (%)	3.28	4.14	*
Portfolio turnover rate (%)(e)	48	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2017	Period Ended 8/31/2016(a)
Net Asset Value, beginning of period	$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.51	0.40
Net realized and unrealized gain (loss)	2.85	1.60

Total from investment operations	3.36	2.00

Less distributions from:
Net investment income	(0.65)	(0.24)

Total distributions	(0.65)	(0.24)

Net Asset Value, end of period	$29.47	$26.76

Total Return (%)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	100	21
Ratio of expenses before fee waiver (%)	0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.21	0.25	*
Ratio of net investment income (loss) (%)	1.83	2.01	*
Portfolio turnover rate (%)(e)	67	64	**

Deutsche X-trackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	Year Ended 8/31/2017	Period Ended 8/31/2016(b)
Net Asset Value, beginning of period	$27.82	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.46	0.09
Net realized and unrealized gain (loss)	3.35	2.73

Total from investment operations	3.81	2.82

Less distributions from:
Net investment income	(0.46)	—
Net realized gains	(0.01)	—

Total distributions	(0.47)	—

Net Asset Value, end of period	$31.16	$27.82

Total Return (%)	13.72	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	3
Ratio of expenses (%)	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.51	1.79	*
Portfolio turnover rate (%)(e)	53	2	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF Deutsche X-trackers Russell 1000 Comprehensive Factor ETF Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index Russell 1000 Comprehensive Factor Index Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

64

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2017, the Funds did not incur any interest or penalties.

As of August 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$141,041	$—	$(152,563)	$543,655	$532,133
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	384,637	2,622	—	1,263,074	1,650,333
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	329,662	—	(915,010)	3,991,528	3,406,180
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	116,622	4,764	—	484,416	605,802

66

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the periods ended August 31, 2017 and August 31, 2016 were as follows:

	Year Ended August 31, 2017
	Ordinary Income*	Long Term Capital Gains
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$163,100	$—
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	149,950	—
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	964,811	—
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	54,712	319

Year Ended August 31, 2016
Ordinary Income*
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$38,272
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	5,652
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	39,260

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$50,651
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	76,567

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the Year ended August 31, 2017, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$101,912
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	838,443

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to investments in futures, redemptions-in-kind, Foreign currency and Passive foreign investment companies (“PFICs”). For the year ended August 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$87,885	$851,317	$(939,202)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	28,138	(28,138)	—
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	10,959	(5,829,073)	5,818,114
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	196	(196)	—

67

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$15,037,608	$543,585	$810,707	$(267,122)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	10,865,807	1,263,883	1,493,901	(230,018)
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	96,788,752	3,991,528	6,497,344	(2,505,816)
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	4,557,702	484,416	649,314	(164,898)

Foreign Taxes    Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of August 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of August 31, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of August 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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Notes to Financial Statements (Continued)

As of August 31, 2017, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end. As of year end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF

Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

As of August 31, 2017, Deutsche X-trackers Russell 2000 Comprehensive Factor ETF had securities on loan, which were classified as Common Stocks and Exchange-Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$350,699	$—	$—	$—	$350,699
Exchange Traded Fund	10,619	—	—	—	10,619

Total Borrowings	$361,318	$—	$—	$—	$361,318

Gross amount of recognized liabilities for securities lending transactions					$361,318

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2017, Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and Deutsche X-trackers Russell 1000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2017 is included in a table following the Funds’ Schedule of Investments.

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Notes to Financial Statements (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,192
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,313	Unrealized depreciation on futures contracts*	$2,410

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$126,353
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	23,357

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$(6,840)
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	903

For the year ended August 31, 2017 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$736,357
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	241,804

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	0.50%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	0.30%

For its investment advisory services to Deutsche X-trackers Russell 1000 Comprehensive Factor ETF for the period from September 1, 2016 through May 23, 2017, the Advisor received a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.25%.

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DBX ETF Trust

Notes to Financial Statements (Continued)

Effective March 9, 2017 the Adviser had agreed, until March 9, 2018, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of Deutsche X-trackers Russell 1000 Comprehensive Factor ETF from exceeding 0.19% of the Fund’s average daily net assets. For the period March 9, 2017 through May 23, 2017, the Advisor waived $ 8,268 of expenses to the Fund.

Effective May 24, 2017 the Board of Trustees approved a reduction in Deutsche X-trackers Russell 1000 Comprehensive Factor ETF’s unitary management fee to 0.19% and accordingly terminated the Adviser’s voluntary expense limitation.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$5,896,056	$3,608,614
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	7,576,312	3,753,765
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	43,082,290	43,982,207
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	2,093,068	2,078,710

For the year ended August 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$36,818,458	$25,715,744
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	4,401,940	—
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	146,495,053	76,115,228
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	1,566,821	—

5. Fund Share Transactions

As of August 31, 2017, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DBX ETF Trust

Notes to Financial Statements (Continued)

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2017, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	11%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	16%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	17%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at August 31, 2017.

Pro-rata Share
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	$525,000

9. Fund Name Change

Effective October 2, 2017, the “Deutsche X-trackers” ETFs were renamed “Xtrackers” ETFs. As a result, the Funds were renamed as follows:

Old Fund Name	New Fund Name
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	Xtrackers Russell 2000 Comprehensive Factor ETF

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Xtrackers FTSE Developed ex US Comprehensive Factor ETF (formerly Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF), Xtrackers FTSE Emerging Comprehensive Factor ETF (formerly Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF), Xtrackers Russell 1000 Comprehensive Factor ETF (formerly Deutsche X-trackers Russell 1000 Comprehensive Factor ETF), and Xtrackers Russell 2000 Comprehensive Factor ETF (formerly Deutsche X-trackers Russell 2000 Comprehensive Factor ETF) (four of the portfolios constituting the DBX ETF Trust (collectively, the “Funds”)) as of August 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, and Xtrackers Russell 2000 Comprehensive Factor ETF at August 31, 2017, the results of their operations for the year then ended, and statements of changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

October 26, 2017

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DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	.
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).

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DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present) and Chief Legal Officer of the Adviser (2017 to present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2017.

	Qualified Dividend Income*	Dividends Received Deduction*
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	63%	0%
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	44%	0%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF	100%	88%
Deutsche X-trackers Russell 2000 Comprehensive Factor ETF	42%	40%
* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF	$221,609	$18,159
Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF	363,144	42,209

77

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.Xtrackers.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Additionally, with respect to DESC only, small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

Shares of the Fund are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Fund is managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-047731-2 (10/17) DBX002887 (10/18)

August 31, 2017

Annual Report

DBX ETF Trust

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our three ETFs tracking the fixed income markets for the fiscal period ended August 31, 2017.

Global growth gained momentum supported by improving corporate earnings, robust labor markets, and a synchronized expansion in economic activity across the globe. The upbeat macro backdrop, coupled with political stability, helped calm markets as uncertainty abated with favorable election outcomes in Europe and a relatively muted impact of Brexit1. Global equities performed strongly in this ‘Goldilocks economy’2, with the MSCI ACWI Index3 performing positively over the reporting period. While the Bank of Japan (BoJ) continued to tackle deflationary pressures by adding yield curve control to its monetary easing measures, the European Central Bank (ECB) and the U.S. Federal Reserve Bank (FRB) acknowledged the need to gradually tighten monetary policy as key indicators continued to improve. China also showed signs of a rebound, while energy prices gathered momentum as the Organization of the Petroleum Exporting Countries agreed to extend production cuts into 2018.

The U.S. economy continued to gather steam as macroeconomic signals remained healthy, with unemployment and inflation trends moving in the right direction. With the economy recovering steadily, the FRB hiked base rates three times since December 2016. Fixed income performance was mixed, with the asset class recovering strongly after the sell-off following President Donald Trump’s electoral victory. Treasury yields moved higher on diverging monetary policies, expectations of higher inflation and gross domestic product growth from President Trump’s pro-business reforms. However, the yield curve flattened toward the end of the reporting period as investors bid for safe havens given heightened tensions over North Korea’s military actions. U.S. high yields continued to perform well amid strong corporate earnings coupled with low default rates and a resilient economy.

The Eurozone recovery gathered pace as the outlook remained encouraging and deflation seemed less of a threat. Growth in the region was fuelled by domestic demand and favorable labor market conditions. Initial headwinds, in the form of political risk, turned into tailwinds as the likelihood of a Eurozone breakup started to fade. With firm signs of a recovery and reduced political tension, yield spreads4 between Germany and other European nations narrowed, signaling increasing investor confidence. In contrast, soft economic data in the U.K., pushed Gilt yields5 lower as uncertainty about the future of the economy increased with Prime Minister Theresa May’s surprising loss of her overall majority.

With a global economic recovery firmly in place, the FRB is likely to continue to tighten monetary policy, and the expectation is that the ECB will soon announce a further reduction in the scope of its bond buying program. On the contrary, the BoJ is expected to keep its monetary stimulus intact despite the improving outlook on its economy. Even as a robust backdrop supports global economic growth, investors are likely to closely monitor political risks. In this scenario, fixed income investments could deliver the necessary diversification6 benefits and income potential that the asset class has historically helped provide.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 The term Goldilocks economy refers to a state of the economy, where there is neither a threat of inflation due to an overheating economy, nor a threat of a recession.

3 MSCI ACWI Index captures large- and mid-cap representation across 23 developed markets and 24 emerging markets. With 2,494 constituents, the index covers approximately 85% of the global investable equity opportunity set.

4 The yield spread is the difference between the quoted rates of return on two different investments, usually of different credit quality.

5 Gilt yields is the income return on bonds that are issued by the British Government referring to the interest received from the bond and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

6 Diversification does not guarantee against loss.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the IFIX Index). The IFIX Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. For the period October 25, 2016 (commencement of operations) to August 31, 2017, IFIX shares returned 2.72%, compared to the IFIX Index return of 2.95%.

European corporate bonds formed a significant part of the portfolio. All the regions contributed positively to performance during the period, with the greatest contribution coming from European corporate bonds. The Fund entered into forward foreign currency exchange contracts1 during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the IGVT Index). The IGVT Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. For the period October 25, 2016 (commencement of operations) to August 31, 2017, IGVT shares returned -0.27%, compared to the IGVT Index return of -0.07%.

Japanese and European sovereign bonds formed a significant part of the portfolio. The majority of regions contributed positively to performance during the period, with the greatest contribution coming from European sovereign bonds, while Japanese and South Korean sovereign bonds contributed negatively. The Fund entered into forward foreign currency exchange contracts1 during the period to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. The currency hedging strategy contributed negatively to performance.

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)

The Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar denominated high yield liquid corporate bonds. For the period December 7, 2016 (commencement of operations) to August 31, 2017, HYLB shares returned 6.43%, compared to the HYLB Index return of 6.84%.

High Yield spreads tightened over the period with financial, utility and industrial sectors all contributing positive returns. The communications sector had the largest contribution to total returns. Additionally, consumer non-cyclical sector, specifically the pharmaceutical and healthcare sub-sectors, rallied after the Republican lead congress failed to pass healthcare reform.

*************************

1 Forward Foreign Currency Exchange Contracts is an agreement to buy a certain amount of foreign currency on a specific future date at a predetermined exchange rate.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-9 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 8/31/17

Cumulative Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
Since Inception[1]	2.72%	2.92%	2.95%	2.15%

1 Total returns are calculated based on the commencement of operations, 10/25/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 12, 2016, was 0.30%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (IFIX) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/25/16.

Sector Diversification* as of 8/31/17

Financial	43.6%
Consumer, Non-cyclical	14.7%
Communications	9.3%
Utilities	7.2%
Industrial	7.0%
Energy	6.9%
Consumer, Cyclical	5.7%
Basic Materials	2.7%
Technology	2.5%
Government	0.4%

Total	100.0%

Modified duration as of 8/31/17: 5.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/17

Description	% of Market Value
AA	25.6%
A	33.7%
BBB	40.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/17

United States	16.7%
United Kingdom	16.7%
Netherlands	14.2%
France	13.2%
Canada	8.7%
Germany	5.6%
Italy	4.2%
Australia	4.2%
Japan	4.1%
Spain	3.8%
Ireland	3.0%
Belgium	2.4%
Other	3.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

5

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Performance as of 8/31/17

Cumulative Total Returns
	Net Asset Value	Market Value	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)	Bloomberg Barclays Global Aggregate Bond Index
Since Inception[1]	-0.27%	-0.05%	-0.07%	2.15%

1 Total returns are calculated based on the commencement of operations, 10/25/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated October 12, 2016, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (IGVT) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 10/25/16.

Country Diversification* as of 8/31/17

Japan	22.9%
United Kingdom	7.0%
Italy	6.9%
France	6.7%
Germany	4.9%
Canada	4.7%
Netherlands	4.7%
Australia	4.5%
South Korea	4.5%
Belgium	4.3%
Spain	4.2%
Austria	3.4%
Mexico	2.3%
Other	19.0%

Total	100.0%

Modified duration as of 8/31/17: 7.9 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/17

Description	% of Market Value
AAA	20.8%
AA	28.3%
A	34.8%
BBB	16.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

7

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB)

The Deutsche X-trackers USD High Yield Corporate Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of 8/31/17

Cumulative Total Returns
	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
Since Inception[1]	6.43%	6.52%	6.84%	6.30%

1 Total returns are calculated based on the commencement of operations, 12/07/16 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 2, 2016, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of share outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Deutsche X-trackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, 12/7/16.

Sector Diversification* as of 8/31/17

Communications	24.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	13.5%
Energy	12.0%
Financial	9.5%
Industrial	8.5%
Technology	5.8%
Basic Materials	5.8%
Utilities	2.7%
Diversified	0.2%

Total	100.0%

Modified duration as of 8/31/17: 4.6 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of 8/31/17

Description	% of Market Value
BBB	7.8%
BB	53.5%
B	31.5%
CCC	7.1%
CC	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 8/31/17

United States	83.3%
Luxembourg	4.2%
Canada	3.8%
United Kingdom	2.7%
Other	6.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,019.00	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$1,014.30	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Deutsche X-trackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,026.30	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

August 31, 2017

		Principal Amount	Value
CORPORATE BONDS — 98.6%
Australia — 4.1%
BHP Billiton Finance Ltd. Series MTN, 3.00%, 3/30/20	AUD	$50,000	$40,059
QPH Finance Co. Pty Ltd. Series MTN, 5.75%, 7/29/20	AUD	50,000	42,616
Wesfarmers Ltd. Series EMTN, 1.25%, 10/07/21	EUR	100,000	124,792

			207,467

Austria — 1.4%
OMV AG 6.25%, 12/29/49	EUR	50,000	71,090

Belgium — 2.4%
Anheuser-Busch InBev SA/NV Series EMTN, 0.625%, 3/17/20	EUR	100,000	121,256

Canada — 8.7%
CU, Inc. 4.543%, 10/24/41	CAD	20,000	18,328
Granite REIT Holdings LP Series 3, 3.873%, 11/30/23	CAD	60,000	48,370
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	80,368
Metro, Inc. Series MTN, 3.20%, 12/01/21	CAD	150,000	123,603
Royal Bank of Canada Series DPNT, 2.77%, 12/11/18	CAD	50,000	40,601
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	50,000	41,312
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	100,000	83,613

			436,195

France — 13.0%
Bouygues SA 3.641%, 10/29/19	EUR	50,000	64,280
BPCE SA Series EMTN, 0.75%, 1/22/20	EUR	100,000	121,621
Carrefour SA Series EMTN, 1.75%, 5/22/19	EUR	100,000	122,833
Orange SA Series EMTN, 3.125%, 1/09/24	EUR	100,000	137,985
Suez Series EMTN, 5.50%, 7/22/24	EUR	50,000	79,387
Total Capital International SA Series EMTN, 2.125%, 3/15/23	EUR	100,000	131,089

			657,195

Germany — 5.5%
BASF SE Series EMTN, 1.875%, 2/04/21	EUR	50,000	63,540
Commerzbank AG Series EMTN, 0.625%, 3/14/19	EUR	150,000	180,640
Daimler AG Series EMTN, 1.375%, 5/11/28	EUR	30,000	35,614

			279,794

		Principal Amount	Value
Ireland — 3.0%
GE Capital UK Funding Unlimited Co. Series EMTN, 4.125%, 9/13/23	GBP	$100,000	$150,935

Italy — 4.1%
Assicurazioni Generali SpA Series EMTN, 5.125%, 9/16/24	EUR	50,000	77,100
UniCredit SpA Series EMTN, 3.25%, 1/14/21	EUR	100,000	130,748

			207,848

Japan — 3.6%
Aozora Bank Ltd. Series 615, 0.24%, 1/27/21	JPY	10,000,000	91,368
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	90,992

			182,360

Luxembourg — 0.7%
HeidelbergCement Finance Luxembourg SA 8.50%, 10/31/19	EUR	25,000	35,239

Netherlands — 14.1%
Allianz Finance II BV Series 61, 3.00%, 3/13/28	EUR	100,000	144,570
BMW Finance NV Series EMTN, 0.75%, 4/15/24	EUR	75,000	89,993
Cooperatieve Rabobank UA Series EMTN, 4.75%, 6/06/22	EUR	100,000	144,845
Gas Natural Fenosa Finance BV Series EMTN, 3.875%, 4/11/22	EUR	100,000	138,701
Linde Finance BV Series EMTN, 1.75%, 6/11/19	EUR	25,000	30,827
Shell International Finance BV Series EMTN, 0.875%, 8/21/28	CHF	25,000	27,432
Siemens Financieringsmaatschappij NV Series EMTN, 2.875%, 3/10/28	EUR	50,000	71,672
Volkswagen International Finance NV 4.625%, 3/29/49	EUR	50,000	62,777

			710,817

Spain — 3.7%
Santander Issuances SAU Series EMTN, 2.50%, 3/18/25	EUR	100,000	123,123
Telefonica Emisiones SAU Series EMTN, 4.693%, 11/11/19	EUR	50,000	65,740

			188,863

Switzerland — 1.1%
Credit Suisse AG 0.75%, 7/11/19	CHF	50,000	53,131

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2017

		Principal Amount	Value
United Kingdom — 16.6%
Barclays Bank PLC Series EMTN, 6.625%, 3/30/22	EUR	$50,000	$74,200
Credit Agricole SA Series EMTN, 3.125%, 2/05/26	EUR	100,000	141,752
Daily Mail & General Trust PLC 6.375%, 6/21/27	GBP	50,000	78,143
Eastern Power Networks PLC Series EMTN, 6.25%, 11/12/36	GBP	60,000	120,482
Heathrow Funding Ltd. Series REGS, 5.225%, 2/15/23	GBP	50,000	77,019
HSBC Bank PLC Series EMTN, 4.75%, 3/24/46	GBP	50,000	85,123
Lloyds Bank PLC Series EMTN, 1.00%, 11/19/21	EUR	100,000	123,232
Prudential PLC 6.875%, 1/20/23	GBP	50,000	83,151
Vodafone Group PLC Series EMTN, 5.90%, 11/26/32	GBP	30,000	51,532

			834,634

United States — 16.6%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	124,242
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	132,083
Bank of America Corp. Series EMTN, 4.625%, 9/14/18	EUR	50,000	62,405

		Principal Amount	Value
United States (Continued)
Bristol-Myers Squibb Co. 1.75%, 5/15/35	EUR	$100,000	$118,807
FedEx Corp. 1.625%, 1/11/27	EUR	50,000	60,714
Kraft Heinz Foods Co. 2.25%, 5/25/28	EUR	100,000	120,730
Prologis LP 1.375%, 10/07/20	EUR	100,000	123,557
Wal-Mart Stores, Inc. 5.75%, 12/19/30	GBP	50,000	92,876

			835,414

TOTAL CORPORATE BONDS (Cost $4,623,547)			4,972,238

SOVEREIGN BOND — 0.4%
Japan — 0.4%
Japan Government Ten Year Bond Series 345, 0.10%, 12/20/26	JPY	2,000,000	18,381

TOTAL SOVEREIGN BOND (Cost $17,881)			18,381

TOTAL INVESTMENTS — 99.0%
(Cost $4,641,428)			$4,990,619
Other assets and liabilities, net — 1.0%			50,931

NET ASSETS — 100.0%			$5,041,550

DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2017	AUD	106,300	USD	84,830	$331	$–
The Bank of Nova Scotia	9/5/2017	CAD	551,598	USD	441,300	—	(444)
The Bank of Nova Scotia	9/5/2017	CHF	77,600	USD	80,592	—	(358)
The Bank of Nova Scotia	9/5/2017	EUR	2,947,351	USD	3,480,792	—	(28,831)
The Bank of Nova Scotia	9/5/2017	GBP	630,110	USD	831,585	16,650	—
The Bank of Nova Scotia	9/5/2017	JPY	22,020,000	USD	199,559	—	(789)
The Bank of Nova Scotia	9/5/2017	USD	1,080	AUD	1,361	2	—
The Bank of Nova Scotia	9/5/2017	USD	83,232	AUD	104,939	184	—
The Bank of Nova Scotia	9/5/2017	USD	434,792	CAD	545,120	1,764	—
The Bank of Nova Scotia	9/5/2017	USD	5,183	CAD	6,478	5	—
The Bank of Nova Scotia	9/5/2017	USD	80,749	CHF	77,600	200	—
The Bank of Nova Scotia	9/5/2017	USD	41,002	EUR	34,716	337	—
The Bank of Nova Scotia	9/5/2017	USD	3,462,832	EUR	2,912,635	5,452	—
The Bank of Nova Scotia	9/5/2017	USD	42,995	GBP	32,500	—	(962)
The Bank of Nova Scotia	9/5/2017	USD	741,956	GBP	575,807	2,747	—
The Bank of Nova Scotia	9/5/2017	USD	28,776	GBP	21,803	—	(577)
The Bank of Nova Scotia	9/5/2017	USD	200,073	JPY	22,020,000	275	—

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (Continued)

August 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	10/4/2017	AUD	104,939	USD	83,204	$—	$(184)
The Bank of Nova Scotia	10/4/2017	CAD	3,800	USD	3,032	—	(12)
The Bank of Nova Scotia	10/4/2017	CAD	545,120	USD	434,920	—	(1,767)
The Bank of Nova Scotia	10/4/2017	CHF	77,600	USD	80,903	—	(204)
The Bank of Nova Scotia	10/4/2017	EUR	2,912,635	USD	3,468,147	—	(5,620)
The Bank of Nova Scotia	10/4/2017	EUR	17,830	USD	21,231	—	(34)
The Bank of Nova Scotia	10/4/2017	GBP	575,807	USD	742,696	—	(2,765)
The Bank of Nova Scotia	10/4/2017	GBP	10,375	USD	13,382	—	(50)
The Bank of Nova Scotia	10/4/2017	JPY	22,020,000	USD	200,344	—	(279)

Total unrealized appreciation (depreciation)						$27,947	$(42,876)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$4,972,238	$—	$4,972,238
Sovereign Bond	—	18,381	—	18,381
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	27,947	—	27,947

TOTAL	$—	$5,018,566	$—	$5,018,566

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(42,876)	$—	$(42,876)

TOTAL	$—	$(42,876)	$—	$(42,876)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

August 31, 2017

		Principal Amount	Value
SOVEREIGN BONDS — 98.3%
Australia — 4.4%
Australia Government Bond 4.50%, 4/15/20	AUD	$75,000	$63,477
5.75%, 7/15/22	AUD	40,000	36,919
3.25%, 4/21/25	AUD	50,000	41,680
4.75%, 4/21/27	AUD	25,000	23,379
2.75%, 11/21/27	AUD	25,000	19,938
4.50%, 4/21/33	AUD	25,000	23,545
3.25%, 6/21/39	AUD	10,000	7,839

			216,777

Austria — 3.4%
Republic of Austria Government Bond 3.90%, 7/15/20, 144A	EUR	50,000	67,119
1.65%, 10/21/24, 144A	EUR	20,000	26,359
2.40%, 5/23/34, 144A	EUR	50,000	71,965

			165,443

Belgium — 4.2%
Kingdom of Belgium Government Bond 4.00%, 3/28/19	EUR	25,000	31,921
4.00%, 3/28/22	EUR	25,000	35,701
0.80%, 6/22/25, 144A	EUR	25,000	30,822
1.00%, 6/22/26, 144A	EUR	25,000	31,066
1.00%, 6/22/31, 144A	EUR	25,000	29,605
4.25%, 3/28/41, 144A	EUR	25,000	46,270

			205,385

Canada — 4.7%
Canadian Government Bond 0.50%, 2/01/19	CAD	50,000	39,642
3.50%, 6/01/20	CAD	75,000	63,562
1.50%, 6/01/23	CAD	50,000	39,846
8.00%, 6/01/27	CAD	25,000	30,961
5.75%, 6/01/33	CAD	23,000	27,379
3.50%, 12/01/45	CAD	27,000	27,046

			228,436

Czech Republic — 0.9%
Czech Republic Government Bond 3.85%, 9/29/21	CZK	800,000	42,288

Denmark — 1.8%
Denmark Government Bond 1.50%, 11/15/23	DKK	400,000	70,390
0.50%, 11/15/27	DKK	100,000	16,010

			86,400

Finland — 1.3%
Finland Government Bond 1.625%, 9/15/22, 144A	EUR	25,000	32,529
0.75%, 4/15/31, 144A	EUR	25,000	29,455

			61,984

		Principal Amount	Value
France — 6.6%
French Republic Government Bond OAT 3.75%, 4/25/21	EUR	$50,000	$68,697
2.25%, 5/25/24	EUR	125,000	170,265
2.50%, 5/25/30	EUR	25,000	35,243
3.25%, 5/25/45	EUR	30,000	48,471

			322,676

Germany — 4.8%
Bundesrepublik Deutschland 3.75%, 1/04/19	EUR	15,000	18,945
3.00%, 7/04/20	EUR	20,000	26,326
2.00%, 1/04/22	EUR	25,000	33,005
1.75%, 2/15/24	EUR	75,000	100,464
0.25%, 2/15/27	EUR	20,000	23,726
3.25%, 7/04/42	EUR	20,000	35,421

			237,887

Ireland — 1.7%
Ireland Government Bond 5.40%, 3/13/25	EUR	50,000	81,286

Israel — 0.9%
Israel Government Bond—Fixed 5.50%, 1/31/22	ILS	125,000	43,474

Italy — 6.8%
Italy Buoni Poliennali Del Tesoro 3.50%, 12/01/18	EUR	50,000	62,308
4.50%, 2/01/20	EUR	25,000	32,956
3.75%, 8/01/21	EUR	35,000	46,998
0.95%, 3/15/23	EUR	30,000	35,633
7.25%, 11/01/26	EUR	50,000	86,477
5.00%, 8/01/34	EUR	20,000	31,280
4.75%, 9/01/44, 144A	EUR	25,000	38,192

			333,844

Japan — 22.5%
Japan Government Five Year Bond 0.10%, 6/20/20	JPY	3,000,000	27,489
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	51,457
Japan Government Ten Year Bond 1.50%, 6/20/19	JPY	10,000,000	93,686
1.20%, 12/20/20	JPY	20,000,000	190,032
0.90%, 6/20/22	JPY	5,000,000	47,752
0.60%, 3/20/23	JPY	2,000,000	18,927
0.60%, 12/20/23	JPY	2,000,000	19,013
0.40%, 3/20/25	JPY	3,000,000	28,279
Japan Government Thirty Year Bond 2.50%, 3/20/38	JPY	9,000,000	112,302
2.00%, 9/20/41	JPY	4,000,000	46,973
1.90%, 9/20/42	JPY	1,000,000	11,568
Japan Government Twenty Year Bond 2.10%, 9/20/25	JPY	25,000,000	266,912
1.70%, 9/20/32	JPY	12,000,000	132,162
1.70%, 6/20/33	JPY	5,000,000	55,174

			1,101,726

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2017

		Principal Amount	Value
Malaysia — 1.3%
Malaysia Government Bond 5.248%, 9/15/28	MYR	$250,000	$63,388

Mexico — 2.3%
Mexican Bonos 6.50%, 6/10/21	MXN	500,000	27,794
6.50%, 6/09/22	MXN	1,000,000	55,474
7.50%, 6/03/27	MXN	500,000	29,352

			112,620

Netherlands — 4.6%
Netherlands Government Bond 1.25%, 1/15/19, 144A	EUR	50,000	61,143
7.50%, 1/15/23, 144A	EUR	50,000	84,387
2.50%, 1/15/33, 144A	EUR	25,000	37,073
2.75%, 1/15/47, 144A	EUR	25,000	41,343

			223,946

New Zealand — 0.4%
New Zealand Government Bond 2.75%, 4/15/25	NZD	30,000	21,547

Norway — 0.9%
Norway Government Bond 3.75%, 5/25/21, 144A	NOK	300,000	42,741

Poland — 1.4%
Republic of Poland Government Bond 3.25%, 7/25/19	PLN	100,000	28,853
3.25%, 7/25/25	PLN	150,000	42,590

			71,443

Russia — 0.9%
Russian Federal Bond—OFZ 7.60%, 4/14/21	RUB	2,500,000	43,154

Singapore — 0.9%
Singapore Government Bond 2.75%, 7/01/23	SGD	60,000	46,719

Slovak Republic — 0.6%
Slovakia Government Bond 3.00%, 2/28/23	EUR	20,000	28,055

Slovenia — 0.4%
Slovenia Government Bond 1.25%, 3/22/27	EUR	15,000	18,318

		Principal Amount	Value
South Africa — 1.4%
Republic of South Africa Government Bond 10.50%, 12/21/26	ZAR	$800,000	$69,046

South Korea — 4.4%
Korea International Bond 3.875%, 9/11/23		200,000	215,542

Spain — 4.1%
Spain Government Bond 4.00%, 4/30/20, 144A	EUR	25,000	33,097
0.75%, 7/30/21	EUR	25,000	30,627
5.90%, 7/30/26, 144A	EUR	50,000	82,590
4.20%, 1/31/37, 144A	EUR	35,000	53,745

			200,059

Sweden — 1.0%
Sweden Government Bond 2.50%, 5/12/25	SEK	350,000	51,064

Switzerland — 1.0%
Swiss Confederation Government Bond 1.50%, 7/24/25	CHF	25,000	29,815
4.00%, 1/06/49	CHF	10,000	22,027

			51,842

Thailand — 1.8%
Thailand Government Bond 2.125%, 12/17/26	THB	3,000,000	88,863

United Kingdom — 6.9%
United Kingdom Gilt 1.75%, 7/22/19	GBP	15,000	19,974
3.75%, 9/07/20	GBP	40,000	57,288
1.75%, 9/07/22	GBP	25,000	34,449
1.50%, 7/22/26	GBP	25,000	33,889
4.25%, 6/07/32	GBP	25,000	44,517
4.75%, 12/07/38	GBP	10,000	20,122
4.50%, 12/07/42	GBP	5,000	10,164
4.25%, 12/07/46	GBP	57,000	116,651

			337,054

TOTAL SOVEREIGN BONDS (Cost $4,670,969)			4,813,007

TOTAL INVESTMENTS — 98.3%
(Cost $4,670,969)			$4,813,007
Other assets and liabilities, net — 1.7%			84,152

NET ASSETS — 100.0%			$4,897,159

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2017

As of August 31, 2017, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	9/5/2017	AUD	277,060	USD	221,099	$863	$—
The Bank of Nova Scotia	9/5/2017	CAD	289,147	USD	231,329	—	(233)
The Bank of Nova Scotia	9/5/2017	CHF	80,351	USD	83,449	—	(370)
The Bank of Nova Scotia	9/5/2017	CZK	1,210,000	USD	54,835	—	(364)
The Bank of Nova Scotia	9/5/2017	DKK	542,000	USD	86,078	—	(704)
The Bank of Nova Scotia	9/5/2017	EUR	1,663,082	USD	1,964,083	—	(16,268)
The Bank of Nova Scotia	9/5/2017	GBP	262,215	USD	346,057	6,929	—
The Bank of Nova Scotia	9/5/2017	ILS	157,500	USD	44,297	344	—
The Bank of Nova Scotia	9/5/2017	JPY	124,364,808	USD	1,127,070	—	(4,456)
The Bank of Nova Scotia	9/5/2017	NOK	342,000	USD	43,314	—	(775)
The Bank of Nova Scotia	9/5/2017	NZD	29,400	USD	22,029	922	—
The Bank of Nova Scotia	9/5/2017	PLN	258,800	USD	71,686	—	(864)
The Bank of Nova Scotia	9/5/2017	RUB	2,520,000	USD	41,590	—	(1,812)
The Bank of Nova Scotia	9/5/2017	SEK	417,550	USD	51,712	—	(853)
The Bank of Nova Scotia	9/5/2017	SGD	63,300	USD	46,658	—	(26)
The Bank of Nova Scotia	9/5/2017	THB	2,894,000	USD	87,017	—	(142)
The Bank of Nova Scotia	9/5/2017	USD	219,750	AUD	277,060	486	—
The Bank of Nova Scotia	9/5/2017	USD	4,000	CAD	5,000	4	—
The Bank of Nova Scotia	9/5/2017	USD	226,638	CAD	284,147	919	—
The Bank of Nova Scotia	9/5/2017	USD	26,493	CHF	25,500	107	—
The Bank of Nova Scotia	9/5/2017	USD	57,077	CHF	54,851	141	—
The Bank of Nova Scotia	9/5/2017	USD	43,244	CZK	950,000	95	—
The Bank of Nova Scotia	9/5/2017	USD	11,789	CZK	260,000	72	—
The Bank of Nova Scotia	9/5/2017	USD	86,638	DKK	542,000	144	—
The Bank of Nova Scotia	9/5/2017	USD	1,904,715	EUR	1,602,082	2,999	—
The Bank of Nova Scotia	9/5/2017	USD	72,045	EUR	61,000	592	—
The Bank of Nova Scotia	9/5/2017	USD	337,877	GBP	262,215	1,251	—
The Bank of Nova Scotia	9/5/2017	USD	43,913	ILS	157,500	40	—
The Bank of Nova Scotia	9/5/2017	USD	18,164	JPY	2,000,000	32	—
The Bank of Nova Scotia	9/5/2017	USD	1,111,801	JPY	122,364,808	1,528	—
The Bank of Nova Scotia	9/5/2017	USD	43,960	NOK	342,000	129	—
The Bank of Nova Scotia	9/5/2017	USD	21,056	NZD	29,400	51	—
The Bank of Nova Scotia	9/5/2017	USD	72,424	PLN	258,800	126	—
The Bank of Nova Scotia	9/5/2017	USD	43,392	RUB	2,520,000	10	—
The Bank of Nova Scotia	9/5/2017	USD	52,474	SEK	417,550	92	—
The Bank of Nova Scotia	9/5/2017	USD	46,613	SGD	63,300	72	—
The Bank of Nova Scotia	9/5/2017	USD	87,171	THB	2,894,000	—	(13)
The Bank of Nova Scotia	9/5/2017	USD	71,244	ZAR	926,000	—	(120)
The Bank of Nova Scotia	9/5/2017	ZAR	926,000	USD	69,802	—	(1,323)
The Bank of Nova Scotia	9/6/2017	MXN	2,037,489	USD	113,525	—	(323)
The Bank of Nova Scotia	9/6/2017	MYR	278,000	USD	64,704	—	(378)
The Bank of Nova Scotia	9/6/2017	USD	114,320	MXN	2,037,489	—	(472)
The Bank of Nova Scotia	9/6/2017	USD	65,105	MYR	278,000	—	(23)
The Bank of Nova Scotia	10/4/2017	AUD	277,060	USD	219,675	—	(485)
The Bank of Nova Scotia	10/4/2017	CAD	3,170	USD	2,529	—	(10)
The Bank of Nova Scotia	10/4/2017	CAD	284,147	USD	226,705	—	(921)
The Bank of Nova Scotia	10/4/2017	CHF	54,851	USD	57,186	—	(145)
The Bank of Nova Scotia	10/4/2017	CZK	950,000	USD	43,344	—	(102)
The Bank of Nova Scotia	10/4/2017	DKK	542,000	USD	86,773	—	(151)
The Bank of Nova Scotia	10/4/2017	EUR	1,602,082	USD	1,907,639	—	(3,091)
The Bank of Nova Scotia	10/4/2017	GBP	262,215	USD	338,214	—	(1,259)
The Bank of Nova Scotia	10/4/2017	ILS	157,500	USD	43,955	—	(46)
The Bank of Nova Scotia	10/4/2017	JPY	550,930	USD	5,013	—	(7)
The Bank of Nova Scotia	10/4/2017	JPY	122,364,808	USD	1,113,308	—	(1,553)
The Bank of Nova Scotia	10/4/2017	MXN	2,037,489	USD	113,796	465	—
The Bank of Nova Scotia	10/4/2017	MYR	278,000	USD	65,105	97	—

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF (Continued)

August 31, 2017

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	10/4/2017	NOK	342,000	USD	43,988	$—	$(129)
The Bank of Nova Scotia	10/4/2017	NZD	29,400	USD	21,044	—	(52)
The Bank of Nova Scotia	10/4/2017	PLN	258,800	USD	72,433	—	(128)
The Bank of Nova Scotia	10/4/2017	RUB	2,520,000	USD	43,140	—	(21)
The Bank of Nova Scotia	10/4/2017	SEK	417,550	USD	52,559	—	(93)
The Bank of Nova Scotia	10/4/2017	SGD	63,300	USD	46,623	—	(70)
The Bank of Nova Scotia	10/4/2017	THB	2,894,000	USD	87,145	—	(30)
The Bank of Nova Scotia	10/4/2017	THB	60,700	USD	1,827	—	(1)
The Bank of Nova Scotia	10/4/2017	USD	5,291	CHF	5,075	13	—
The Bank of Nova Scotia	10/4/2017	USD	10,121	EUR	8,500	16	—
The Bank of Nova Scotia	10/4/2017	ZAR	926,000	USD	70,906	117	—

Total unrealized appreciation (depreciation)						$18,656	$(37,813)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (a)	$—	$4,813,007	$—	$4,813,007
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	18,656	—	18,656

TOTAL	$—	$4,831,663	$—	$4,831,663

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(37,813)	$—	$(37,813)

TOTAL	$—	$(37,813)	$—	$(37,813)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF

August 31, 2017

	Principal Amount	Value
CORPORATE BONDS — 98.1%
Basic Materials — 5.6%
Chemicals — 2.2%
Ashland LLC 4.75%, 8/15/22	$366,000	$383,385
Blue Cube Spinco, Inc. 9.75%, 10/15/23	405,000	493,087
10.00%, 10/15/25	30,000	37,125
CF Industries, Inc. 7.125%, 5/01/20	100,000	110,500
3.45%, 6/01/23 (a)	200,000	195,000
Chemours Co. 6.625%, 5/15/23	305,000	325,206
7.00%, 5/15/25	400,000	443,000
Hexion, Inc. 6.625%, 4/15/20	400,000	366,000
10.375%, 2/01/22, 144A (a)	160,000	156,800
Huntsman International LLC 4.875%, 11/15/20	210,000	221,288
5.125%, 11/15/22	100,000	106,250
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	50,000	51,625
Momentive Performance Materials, Inc. 3.88%, 10/24/21	210,000	211,050
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	240,000	249,000
4.875%, 6/01/24, 144A	200,000	200,250
5.00%, 5/01/25, 144A	45,000	45,000
5.25%, 6/01/27, 144A	150,000	150,000
Olin Corp. 5.125%, 9/15/27	60,000	62,250
Platform Specialty Products Corp. 10.375%, 5/01/21, 144A	200,000	219,750
6.50%, 2/01/22, 144A (a)	300,000	312,750
PolyOne Corp. 5.25%, 3/15/23	119,000	125,545
Tronox Finance LLC, 144A 7.50%, 3/15/22 (a)	100,000	105,250
Valvoline, Inc., 144A 4.375%, 8/15/25	100,000	101,000
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	180,000	196,200

		4,867,311

Forest Products & Paper — 0.1%
Cascades, Inc., 144A 5.50%, 7/15/22	210,000	218,400

Iron/Steel — 1.2%
AK Steel Corp. 7.625%, 10/01/21 (a)	20,000	20,900
7.00%, 3/15/27 (a)	60,000	61,350
Allegheny Technologies, Inc. 5.95%, 1/15/21	140,000	143,150
7.875%, 8/15/23	139,000	149,599
ArcelorMittal 5.75%, 8/05/20	195,000	211,575
6.00%, 3/01/21	260,000	285,350
6.75%, 2/25/22	250,000	282,500

	Principal Amount	Value
Iron/Steel (Continued)
6.125%, 6/01/25 (a)	$120,000	$138,300
Cleveland-Cliffs, Inc., 144A 5.75%, 3/01/25	310,000	304,311
Steel Dynamics, Inc. 5.125%, 10/01/21	350,000	360,045
United States Steel Corp. 7.375%, 4/01/20	148,000	162,245
8.375%, 7/01/21, 144A	225,000	249,188
6.875%, 8/15/25	200,000	204,000

		2,572,513

Mining — 2.1%
Alcoa Nederland Holding BV, 144A 7.00%, 9/30/26	200,000	224,500
Aleris International, Inc. 7.875%, 11/01/20	300,000	297,315
Constellium NV, 144A 6.625%, 3/01/25 (a)	400,000	421,000
FMG Resources (August 2006) Pty Ltd., 144A 4.75%, 5/15/22	375,000	388,594
Freeport-McMoRan, Inc. 3.10%, 3/15/20	350,000	351,312
6.50%, 11/15/20	200,000	205,000
4.00%, 11/14/21 (a)	60,000	60,330
6.75%, 2/01/22	60,000	63,150
3.55%, 3/01/22	360,000	355,050
3.875%, 3/15/23 (a)	500,000	497,500
4.55%, 11/14/24 (a)	240,000	240,600
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	200,000	221,500
Kinross Gold Corp. 5.95%, 3/15/24	180,000	198,900
4.50%, 7/15/27, 144A	200,000	200,500
Polyus Finance PLC 5.625%, 4/29/20, 144A	250,000	264,220
5.25%, 2/07/23, 144A	200,000	207,804
Teck Resources Ltd. 4.75%, 1/15/22	233,000	245,232
3.75%, 2/01/23 (a)	165,000	166,766
8.50%, 6/01/24, 144A	120,000	138,600

		4,747,873

Communications — 23.6%
Advertising — 0.4%
Acosta, Inc., 144A 7.75%, 10/01/22	175,000	131,688
Lamar Media Corp. 5.00%, 5/01/23	240,000	249,600
5.375%, 1/15/24	60,000	63,225
5.75%, 2/01/26	60,000	64,950
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	120,000	124,350
5.625%, 2/15/24	210,000	218,925
5.875%, 3/15/25	80,000	83,740

		936,478

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Internet — 1.4%
Netflix, Inc. 5.375%, 2/01/21	$120,000	$129,150
5.50%, 2/15/22	245,000	264,600
5.875%, 2/15/25	205,000	222,425
4.375%, 11/15/26, 144A	220,000	215,050
Symantec Corp., 144A 5.00%, 4/15/25	600,000	629,820
TIBCO Software, Inc., 144A 11.375%, 12/01/21	200,000	219,500
VeriSign, Inc. 4.625%, 5/01/23	225,000	232,594
5.25%, 4/01/25	220,000	236,500
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	250,000	265,862
6.375%, 5/15/25	405,000	436,768
5.75%, 1/15/27, 144A	260,000	276,570

		3,128,839

Media — 11.7%
Altice Financing SA 6.625%, 2/15/23, 144A	1,000,000	1,060,000
7.50%, 5/15/26, 144A	550,000	603,735
Altice Luxembourg SA 7.75%, 5/15/22, 144A	792,000	841,500
7.625%, 2/15/25, 144A (a)	625,000	678,719
Altice US Finance I Corp., 144A 5.50%, 5/15/26	300,000	318,187
AMC Networks, Inc. 4.75%, 12/15/22	150,000	155,062
5.00%, 4/01/24	250,000	258,437
4.75%, 8/01/25	115,000	115,719
Cablevision Systems Corp. 8.00%, 4/15/20	250,000	277,187
5.875%, 9/15/22	60,000	62,850
CBS Radio, Inc., 144A 7.25%, 11/01/24 (a)	120,000	126,900
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	120,000	123,375
5.25%, 9/30/22	320,000	330,400
5.125%, 2/15/23	305,000	316,056
5.125%, 5/01/23, 144A	235,000	246,428
5.75%, 1/15/24	120,000	126,186
5.875%, 4/01/24, 144A	380,000	404,700
5.375%, 5/01/25, 144A	285,000	297,825
5.75%, 2/15/26, 144A	650,000	688,798
5.50%, 5/01/26, 144A	300,000	313,875
5.125%, 5/01/27, 144A	660,000	681,450
5.875%, 5/01/27, 144A	240,000	255,600
5.00%, 2/01/28, 144A	300,000	306,564
Cengage Learning, Inc., 144A 9.50%, 6/15/24 (a)	150,000	129,375
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/20, 144A	218,000	223,515
5.125%, 12/15/21, 144A	235,000	240,287
7.75%, 7/15/25, 144A	250,000	277,187

	Principal Amount	Value
Media (Continued)
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	$350,000	$350,000
Series B, 6.50%, 11/15/22	580,000	600,300
CSC Holdings LLC 6.75%, 11/15/21	515,000	570,517
10.125%, 1/15/23, 144A	480,000	557,256
5.25%, 6/01/24	200,000	205,750
10.875%, 10/15/25, 144A	200,000	246,500
5.50%, 4/15/27, 144A	394,000	412,222
DISH DBS Corp. 7.875%, 9/01/19	220,000	242,275
5.125%, 5/01/20	305,000	321,775
6.75%, 6/01/21	550,000	608,438
5.875%, 7/15/22	465,000	503,944
5.00%, 3/15/23	440,000	455,532
5.875%, 11/15/24	400,000	433,000
7.75%, 7/01/26	370,000	435,213
Gray Television, Inc. 5.125%, 10/15/24, 144A	150,000	152,438
5.875%, 7/15/26, 144A	95,000	98,088
iHeartCommunications, Inc. 9.00%, 12/15/19	330,000	263,587
9.00%, 3/01/21	400,000	292,500
11.25%, 3/01/21	150,000	112,125
9.00%, 9/15/22	250,000	182,188
10.625%, 3/15/23	300,000	221,250
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24 (a)	260,000	269,750
Quebecor Media, Inc. 5.75%, 1/15/23	180,000	193,275
SFR Group SA 6.00%, 5/15/22, 144A	500,000	527,490
6.25%, 5/15/24, 144A	400,000	422,500
7.375%, 5/01/26, 144A	970,000	1,051,257
Sinclair Television Group, Inc. 5.375%, 4/01/21	185,000	190,088
6.125%, 10/01/22	150,000	155,438
5.625%, 8/01/24, 144A	125,000	128,163
5.125%, 2/15/27, 144A	60,000	58,500
Sirius XM Radio, Inc. 4.625%, 5/15/23, 144A	300,000	309,750
6.00%, 7/15/24, 144A	180,000	194,900
5.375%, 4/15/25, 144A	365,000	386,754
5.375%, 7/15/26, 144A	325,000	342,063
5.00%, 8/01/27, 144A	250,000	258,125
TEGNA, Inc. 5.125%, 10/15/19	100,000	101,625
5.125%, 7/15/20	120,000	123,185
6.375%, 10/15/23	180,000	191,700
Tribune Media Co. 5.875%, 7/15/22	300,000	312,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 1/15/23, 144A	450,000	466,875
5.00%, 1/15/25, 144A	120,000	127,200
Univision Communications, Inc. 6.75%, 9/15/22, 144A	120,000	124,620

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Media (Continued)
5.125%, 5/15/23, 144A	$425,000	$433,500
5.125%, 2/15/25, 144A	200,000	201,500
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	200,000	208,500
Videotron Ltd. 5.00%, 7/15/22	160,000	171,800
5.375%, 6/15/24, 144A	220,000	235,400
5.125%, 4/15/27, 144A	100,000	103,250
Virgin Media Finance PLC 6.375%, 4/15/23, 144A	120,000	126,300
6.00%, 10/15/24, 144A	320,000	335,600
Virgin Media Secured Finance PLC 5.50%, 1/15/25, 144A	120,000	125,700
5.25%, 1/15/26, 144A	250,000	260,938
5.50%, 8/15/26, 144A	200,000	212,000
Ziggo Bond Finance BV 5.875%, 1/15/25, 144A	120,000	124,950
6.00%, 1/15/27, 144A	60,000	61,725
Ziggo Secured Finance BV, 144A 5.50%, 1/15/27	460,000	475,525

		25,737,511

Telecommunications — 10.1%
Anixter, Inc. 5.125%, 10/01/21	100,000	107,030
CenturyLink, Inc. Series V, 5.625%, 4/01/20	180,000	187,650
Series S, 6.45%, 6/15/21	170,000	178,712
Series T, 5.80%, 3/15/22	430,000	428,925
Series W, 6.75%, 12/01/23	60,000	61,500
Series Y, 7.50%, 4/01/24 (a)	280,000	294,000
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	230,000	228,275
CommScope Technologies LLC 6.00%, 6/15/25, 144A	180,000	192,150
5.00%, 3/15/27, 144A	160,000	159,848
CommScope, Inc. 5.00%, 6/15/21, 144A	60,000	61,800
5.50%, 6/15/24, 144A	395,000	413,269
Consolidated Communications, Inc. 6.50%, 10/01/22	150,000	145,594
Frontier Communications Corp. 8.125%, 10/01/18	100,000	102,625
9.25%, 7/01/21	180,000	165,600
6.25%, 9/15/21	60,000	51,300
8.75%, 4/15/22 (a)	180,000	153,000
10.50%, 9/15/22	580,000	523,450
7.125%, 1/15/23	240,000	189,600
7.625%, 4/15/24	350,000	278,250
6.875%, 1/15/25	120,000	91,800
11.00%, 9/15/25	700,000	613,375
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	226,623
Hughes Satellite Systems Corp. 6.50%, 6/15/19	250,000	268,750
7.625%, 6/15/21	329,000	375,882
5.25%, 8/01/26	250,000	263,125

	Principal Amount	Value
Telecommunications (Continued)
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	$250,000	$255,625
Intelsat Jackson Holdings SA 7.25%, 10/15/20	490,000	468,869
7.50%, 4/01/21	240,000	226,272
9.50%, 9/30/22, 144A	100,000	119,250
5.50%, 8/01/23	540,000	453,600
8.00%, 2/15/24, 144A	280,000	302,134
9.75%, 7/15/25, 144A	300,000	306,000
Intelsat Luxembourg SA 7.75%, 6/01/21	650,000	413,562
8.125%, 6/01/23	100,000	61,550
Level 3 Communications, Inc. 5.75%, 12/01/22	200,000	206,000
Level 3 Financing, Inc. 6.125%, 1/15/21	250,000	256,280
5.375%, 8/15/22	550,000	567,215
5.125%, 5/01/23	60,000	61,125
5.375%, 1/15/24	211,000	216,212
5.375%, 5/01/25	405,000	417,150
Millicom International Cellular SA, 144A 6.00%, 3/15/25	250,000	268,487
Nokia OYJ 5.375%, 5/15/19	57,000	60,366
3.375%, 6/12/22	150,000	151,875
4.375%, 6/12/27	150,000	154,453
Sable International Finance Ltd., 144A 6.875%, 8/01/22	325,000	351,406
SoftBank Group Corp., 144A 4.50%, 4/15/20	500,000	518,125
Sprint Communications, Inc. 9.00%, 11/15/18, 144A	371,000	401,144
7.00%, 3/01/20, 144A	150,000	164,625
7.00%, 8/15/20	220,000	241,725
11.50%, 11/15/21	30,000	38,175
6.00%, 11/15/22	800,000	853,000
Sprint Corp. 7.25%, 9/15/21	720,000	795,600
7.875%, 9/15/23	889,000	1,018,021
7.125%, 6/15/24	710,000	782,775
7.625%, 2/15/25	270,000	305,775
Telecom Italia SpA, 144A 5.303%, 5/30/24	400,000	434,500
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	200,000	203,304
T-Mobile USA, Inc. 6.125%, 1/15/22	305,000	318,725
4.00%, 4/15/22	20,000	20,650
6.00%, 3/01/23	230,000	242,937
6.625%, 4/01/23	330,000	348,562
6.836%, 4/28/23	245,000	259,700
6.50%, 1/15/24	180,000	192,600
6.00%, 4/15/24	280,000	298,550
6.375%, 3/01/25	430,000	464,131
5.125%, 4/15/25	410,000	431,648
6.50%, 1/15/26	270,000	299,700
5.375%, 4/15/27	60,000	64,518

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Telecommunications (Continued)
VimpelCom Holdings BV 5.20%, 2/13/19, 144A	$250,000	$258,773
7.504%, 3/01/22, 144A	20,000	23,034
5.95%, 2/13/23, 144A	200,000	216,602
4.95%, 6/16/24, 144A	350,000	358,019
West Corp., 144A 5.375%, 7/15/22	300,000	304,125
Wind Acquisition Finance SA 4.75%, 7/15/20, 144A	250,000	253,750
7.375%, 4/23/21, 144A	570,000	592,997
Windstream Services LLC 7.75%, 10/15/20	200,000	179,124
7.75%, 10/01/21 (a)	250,000	199,375
6.375%, 8/01/23 (a)	45,000	34,988

		22,198,841

Consumer, Cyclical — 13.2%
Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21 (a)	150,000	172,365
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	280,000	293,300
4.625%, 3/01/20, 144A	100,000	103,125

		568,790

Apparel — 0.3%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	300,000	313,500
4.875%, 5/15/26, 144A	185,000	193,325
Levi Strauss & Co. 5.00%, 5/01/25	150,000	157,500

		664,325

Auto Manufacturers — 0.9%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20 (a)	420,000	439,215
5.25%, 4/15/23 (a)	250,000	265,937
Jaguar Land Rover Automotive PLC 4.125%, 12/15/18, 144A	250,000	254,688
4.25%, 11/15/19, 144A	375,000	386,719
Navistar International Corp. 8.25%, 11/01/21	240,000	242,400
Tesla, Inc., 144A 5.30%, 8/15/25	400,000	394,980

		1,983,939

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	225,000	231,536
Allison Transmission, Inc., 144A 5.00%, 10/01/24	285,000	294,262
American Axle & Manufacturing, Inc. 6.25%, 3/15/21	120,000	124,086
6.625%, 10/15/22 (a)	155,000	160,619
6.25%, 4/01/25, 144A (a)	60,000	59,850
6.50%, 4/01/27, 144A (a)	260,000	256,750
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	300,000	314,622

	Principal Amount	Value
Auto Parts & Equipment (Continued)
5.00%, 5/31/26	$100,000	$104,750
4.875%, 3/15/27	154,000	157,080
Tenneco, Inc. 5.00%, 7/15/26	200,000	202,500
ZF North America Capital, Inc. 4.00%, 4/29/20, 144A	360,000	371,250
4.50%, 4/29/22, 144A	240,000	253,680
4.75%, 4/29/25, 144A	200,000	210,500

		2,741,485

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc., 144A 10.25%, 3/01/22	275,000	285,312
HD Supply, Inc. 5.25%, 12/15/21, 144A	380,000	400,425
5.75%, 4/15/24, 144A	180,000	193,500
LKQ Corp. 4.75%, 5/15/23	165,000	169,950

		1,049,187

Entertainment — 1.9%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25	260,000	248,300
5.875%, 11/15/26	180,000	169,875
Cinemark USA, Inc. 4.875%, 6/01/23	200,000	200,500
GLP Capital LP / GLP Financing II, Inc. 4.375%, 11/01/18	120,000	122,400
4.875%, 11/01/20	100,000	106,000
4.375%, 4/15/21	120,000	125,100
5.375%, 11/01/23	60,000	65,175
5.375%, 4/15/26	300,000	326,250
International Game Technology PLC 5.625%, 2/15/20, 144A	20,000	21,250
6.25%, 2/15/22, 144A	270,000	299,025
6.50%, 2/15/25, 144A	250,000	281,875
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	225,000	237,094
Penn National Gaming, Inc., 144A 5.625%, 1/15/27	100,000	104,000
Regal Entertainment Group 5.75%, 3/15/22	245,000	254,800
Scientific Games International, Inc. 7.00%, 1/01/22, 144A	530,000	567,100
10.00%, 12/01/22	520,000	580,450
Six Flags Entertainment Corp., 144A 5.50%, 4/15/27	250,000	256,250
WMG Acquisition Corp., 144A 6.75%, 4/15/22	200,000	210,500

		4,175,944

Food Service — 0.2%
Aramark Services, Inc. 5.125%, 1/15/24	310,000	330,150
4.75%, 6/01/26	160,000	168,048

		498,198

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Home Builders — 1.4%
Beazer Homes USA, Inc. 8.75%, 3/15/22	$150,000	$166,125
CalAtlantic Group, Inc. 8.375%, 1/15/21	30,000	35,062
5.875%, 11/15/24	150,000	163,313
5.25%, 6/01/26	100,000	103,375
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A	100,000	103,000
10.50%, 7/15/24, 144A	100,000	105,000
KB Home 4.75%, 5/15/19	20,000	20,600
7.00%, 12/15/21	150,000	168,375
Lennar Corp. 4.50%, 11/15/19	20,000	20,700
4.75%, 4/01/21	260,000	275,275
4.125%, 1/15/22	60,000	62,025
4.75%, 11/15/22	148,000	155,215
4.875%, 12/15/23	450,000	477,562
4.75%, 5/30/25	60,000	62,925
Mattamy Group Corp., 144A 6.875%, 12/15/23	100,000	102,250
PulteGroup, Inc. 4.25%, 3/01/21	300,000	312,420
5.50%, 3/01/26	60,000	64,725
5.00%, 1/15/27	200,000	206,750
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	180,000	184,419
Toll Brothers Finance Corp. 5.875%, 2/15/22	250,000	277,593

		3,066,709

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	60,000	62,775
5.50%, 6/15/26	150,000	155,198

		217,973

Leisure Time — 0.4%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22	175,000	164,115
NCL Corp. Ltd., 144A 4.625%, 11/15/20	270,000	277,425
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	76,000	78,565
5.25%, 11/15/23, 144A	260,000	267,800
Viking Cruises Ltd., 144A 8.50%, 10/15/22	100,000	105,000

		892,905

Lodging — 2.3%
Boyd Gaming Corp. 6.875%, 5/15/23	150,000	161,812
6.375%, 4/01/26	180,000	195,975
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/01/20	220,000	226,050

	Principal Amount	Value
Lodging (Continued)
11.00%, 10/01/21	$386,000	$411,090
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A (a)	140,000	150,500
10.75%, 9/01/24, 144A	110,000	117,425
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	185,000	189,455
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	385,000	403,249
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	235,000	244,987
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	200,000	201,297
MGM Resorts International 8.625%, 2/01/19	270,000	295,988
5.25%, 3/31/20	220,000	232,650
6.75%, 10/01/20	305,000	339,313
6.625%, 12/15/21	300,000	337,500
7.75%, 3/15/22	30,000	35,175
6.00%, 3/15/23	438,000	485,085
Studio City Co. Ltd., 144A 7.25%, 11/30/21	300,000	322,845
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	160,000	164,200
5.50%, 3/01/25, 144A	325,000	339,625
5.25%, 5/15/27, 144A	300,000	303,375

		5,157,596

Retail — 3.5%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	370,000	379,139
6.00%, 4/01/22, 144A	420,000	434,123
4.25%, 5/15/24, 144A	350,000	355,250
5.00%, 10/15/25, 144A	250,000	257,813
Arch Merger Sub, Inc., 144A 8.50%, 9/15/25	250,000	242,812
Asbury Automotive Group, Inc. 6.00%, 12/15/24	150,000	155,250
Claire’s Stores, Inc., 144A 9.00%, 3/15/19	200,000	107,500
Dollar Tree, Inc. 5.25%, 3/01/20	200,000	205,750
5.75%, 3/01/23	410,000	434,600
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21	60,000	57,450
6.75%, 1/15/22 (a)	255,000	244,162
Group 1 Automotive, Inc. 5.00%, 6/01/22	100,000	102,750
Guitar Center, Inc., 144A 6.50%, 4/15/19 (a)	100,000	88,000
JC Penney Corp., Inc., 144A 5.875%, 7/01/23 (a)	160,000	161,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	400,000	419,120

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Retail (Continued)
5.25%, 6/01/26, 144A	$90,000	$95,062
4.75%, 6/01/27, 144A	200,000	205,750
L Brands, Inc. 7.00%, 5/01/20	30,000	33,075
6.625%, 4/01/21	180,000	197,100
5.625%, 2/15/22	140,000	148,575
5.625%, 10/15/23	328,000	346,040
Landry’s, Inc., 144A 6.75%, 10/15/24	125,000	126,875
Men’s Wearhouse, Inc. 7.00%, 7/01/22 (a)	150,000	133,875
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21 (a)	260,000	134,550
Penske Automotive Group, Inc. 5.75%, 10/01/22	120,000	123,750
5.50%, 5/15/26	100,000	101,250
PetSmart, Inc. 5.875%, 6/01/25, 144A	300,000	269,250
8.875%, 6/01/25, 144A	500,000	417,500
PVH Corp. 4.50%, 12/15/22	200,000	206,200
QVC, Inc. 4.375%, 3/15/23	390,000	404,237
4.85%, 4/01/24	60,000	62,679
Rite Aid Corp. 9.25%, 3/15/20 (a)	250,000	259,063
6.75%, 6/15/21	150,000	156,000
6.125%, 4/01/23, 144A (a)	300,000	295,500
Sears Holdings Corp. 8.00%, 12/15/19	150,000	130,491
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	140,000	138,600

		7,630,341

Storage/Warehousing — 0.2%
Algeco Scotsman Global Finance PLC, 144A 8.50%, 10/15/18	450,000	434,250

Consumer, Non-cyclical — 17.6%
Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	198,000	203,445

Beverages — 0.1%
Cott Holdings, Inc., 144A 5.50%, 4/01/25	250,000	261,875

Biotechnology — 0.0%
Concordia International Corp. 9.50%, 10/21/22, 144A	300,000	55,500
7.00%, 4/15/23, 144A	100,000	17,000

		72,500

Commercial Services — 4.2%
ADT Corp. 3.50%, 7/15/22	240,000	240,432

	Principal Amount	Value
Commercial Services (Continued)
4.125%, 6/15/23	$240,000	$243,600
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	175,000	158,375
APX Group, Inc. 8.75%, 12/01/20 (a)	360,000	371,700
7.875%, 12/01/22	120,000	130,500
Ashtead Capital, Inc. 5.625%, 10/01/24, 144A	200,000	215,224
4.125%, 8/15/25, 144A	200,000	205,316
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, 6/01/22, 144A (a)	110,000	110,687
5.50%, 4/01/23 (a)	180,000	182,196
Brand Energy & Infrastructure Services, Inc., 144A 8.50%, 7/15/25	150,000	162,000
Cenveo Corp., 144A 6.00%, 8/01/19	300,000	249,000
Ceridian HCM Holding, Inc., 144A 11.00%, 3/15/21	200,000	212,000
Gartner, Inc., 144A 5.125%, 4/01/25	175,000	184,844
Herc Rentals, Inc. 7.50%, 6/01/22, 144A	112,000	123,200
7.75%, 6/01/24, 144A	110,000	121,000
Hertz Corp. 5.875%, 10/15/20 (a)	80,000	77,200
7.375%, 1/15/21 (a)	280,000	277,550
7.625%, 6/01/22, 144A	225,000	227,531
5.50%, 10/15/24, 144A (a)	340,000	290,700
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	305,000	320,616
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	325,000	336,927
Laureate Education, Inc., 144A 8.25%, 5/01/25	200,000	218,000
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	185,000	189,163
Monitronics International, Inc. 9.125%, 4/01/20	100,000	84,625
Nielsen Co. Luxembourg SARL 5.50%, 10/01/21, 144A	130,000	133,900
5.00%, 2/01/25, 144A	100,000	103,500
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	375,000	381,563
5.00%, 4/15/22, 144A	500,000	518,750
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	770,000	852,775
RR Donnelley & Sons Co. 7.875%, 3/15/21	150,000	159,750
Service Corp. International 5.375%, 5/15/24	485,000	517,738
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	260,000	267,800

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Commercial Services (Continued)
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	$275,000	$266,104
United Rentals North America, Inc. 4.625%, 7/15/23	120,000	125,738
5.75%, 11/15/24	120,000	128,886
5.50%, 7/15/25	260,000	279,175
5.875%, 9/15/26	305,000	333,136
5.50%, 5/15/27	310,000	329,375

		9,330,576

Cosmetics/Personal Care — 0.5%
Avon Products, Inc. 6.60%, 3/15/20	170,000	173,026
7.00%, 3/15/23	160,000	143,200
Edgewell Personal Care Co. 4.70%, 5/24/22	300,000	323,991
First Quality Finance Co., Inc., 144A 5.00%, 7/01/25	200,000	204,000
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	100,000	89,962
6.25%, 8/01/24	100,000	81,243

		1,015,422

Food — 1.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625%, 6/15/24	230,000	220,685
5.75%, 3/15/25	300,000	271,875
B&G Foods, Inc. 5.25%, 4/01/25	230,000	236,900
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	385,000	398,956
4.875%, 11/01/26, 144A	60,000	62,409
Post Holdings, Inc. 6.00%, 12/15/22, 144A	150,000	158,437
5.50%, 3/01/25, 144A	210,000	218,925
5.00%, 8/15/26, 144A	320,000	320,800
5.75%, 3/01/27, 144A	400,000	416,000
TreeHouse Foods, Inc. 4.875%, 3/15/22	100,000	103,750
6.00%, 2/15/24, 144A	300,000	318,750
US Foods, Inc., 144A 5.875%, 6/15/24	223,000	233,314

		2,960,801

Healthcare-Products — 1.1%
Alere, Inc., 144A 6.375%, 7/01/23	270,000	289,575
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144A 8.125%, 6/15/21	235,000	224,495
Hologic, Inc., 144A 5.25%, 7/15/22	150,000	158,482
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 2/15/21, 144A	245,000	257,863
12.50%, 11/01/21, 144A	100,000	112,000
Mallinckrodt International Finance SA 4.75%, 4/15/23 (a)	60,000	52,650

	Principal Amount	Value
Healthcare-Products (Continued)
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A	$330,000	$329,175
5.75%, 8/01/22, 144A (a)	275,000	272,250
5.625%, 10/15/23, 144A (a)	200,000	192,500
5.50%, 4/15/25, 144A	60,000	56,250
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	390,000	384,150

		2,329,390

Healthcare-Services — 7.5%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	145,000	151,887
Centene Corp. 5.625%, 2/15/21	330,000	344,025
4.75%, 5/15/22	317,000	334,276
6.125%, 2/15/24	235,000	253,506
4.75%, 1/15/25	250,000	258,750
CHS/Community Health Systems, Inc. 8.00%, 11/15/19 (a)	340,000	338,300
7.125%, 7/15/20 (a)	310,000	292,756
5.125%, 8/01/21 (a)	240,000	240,900
6.875%, 2/01/22 (a)	740,000	616,050
6.25%, 3/31/23	560,000	566,300
DaVita, Inc. 5.75%, 8/15/22	230,000	237,331
5.125%, 7/15/24	510,000	521,475
5.00%, 5/01/25	300,000	304,890
Envision Healthcare Corp. 5.125%, 7/01/22, 144A	235,000	245,281
5.625%, 7/15/22	180,000	187,312
6.25%, 12/01/24, 144A	75,000	81,000
HCA Healthcare, Inc. 6.25%, 2/15/21	60,000	64,950
HCA, Inc. 3.75%, 3/15/19	320,000	326,400
6.50%, 2/15/20	740,000	807,695
7.50%, 2/15/22	350,000	404,250
5.875%, 3/15/22	500,000	555,200
4.75%, 5/01/23	240,000	253,752
5.875%, 5/01/23	320,000	350,880
5.00%, 3/15/24	400,000	426,000
5.375%, 2/01/25	540,000	571,050
5.25%, 4/15/25	250,000	270,312
5.875%, 2/15/26	600,000	648,750
5.25%, 6/15/26	330,000	355,988
4.50%, 2/15/27	260,000	264,225
HealthSouth Corp. 5.75%, 11/01/24	415,000	428,488
Kindred Healthcare, Inc. 8.00%, 1/15/20	220,000	219,450
6.375%, 4/15/22	270,000	247,050
8.75%, 1/15/23 (a)	60,000	58,350
LifePoint Health, Inc. 5.50%, 12/01/21	160,000	166,180
5.875%, 12/01/23	425,000	448,775

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Healthcare-Services (Continued)
MEDNAX, Inc., 144A 5.25%, 12/01/23	$135,000	$140,063
Molina Healthcare, Inc. 5.375%, 11/15/22	100,000	104,750
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	355,000	381,625
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	150,000	159,938
Select Medical Corp. 6.375%, 6/01/21	250,000	258,365
Tenet Healthcare Corp. 5.50%, 3/01/19	175,000	181,125
4.75%, 6/01/20	120,000	124,350
6.00%, 10/01/20	400,000	426,876
4.50%, 4/01/21	150,000	153,750
4.375%, 10/01/21	240,000	245,100
7.50%, 1/01/22, 144A	150,000	162,000
8.125%, 4/01/22	650,000	684,125
6.75%, 6/15/23 (a)	450,000	447,570
4.625%, 7/15/24, 144A	372,000	372,856
5.125%, 5/01/25, 144A	320,000	322,784
7.00%, 8/01/25, 144A (a)	100,000	98,219
WellCare Health Plans, Inc. 5.25%, 4/01/25	285,000	299,250

		16,404,530

Household Products/Wares — 0.3%
Spectrum Brands, Inc. 6.625%, 11/15/22	370,000	385,263
5.75%, 7/15/25	256,000	273,600

		658,863

Pharmaceuticals — 2.5%
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	650,000	549,250
Endo Finance LLC, 144A 5.75%, 1/15/22	215,000	193,500
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	210,000	176,925
Nature’s Bounty Co., 144A 7.625%, 5/15/21	250,000	267,500
Valeant Pharmaceuticals International 7.00%, 10/01/20, 144A	230,000	230,575
6.375%, 10/15/20, 144A (a)	650,000	646,945
7.25%, 7/15/22, 144A	21,000	20,055
Valeant Pharmaceuticals International, Inc. 5.375%, 3/15/20, 144A	400,000	396,500
7.50%, 7/15/21, 144A	325,000	320,125
5.625%, 12/01/21, 144A	290,000	267,525
5.50%, 3/01/23, 144A	540,000	456,300
5.875%, 5/15/23, 144A	600,000	514,500
7.00%, 3/15/24, 144A	560,000	595,700
6.125%, 4/15/25, 144A	650,000	550,875

	Principal Amount	Value
Pharmaceuticals (Continued)
Vizient, Inc., 144A 10.375%, 3/01/24	$275,000	$316,938

		5,503,213

Diversified — 0.3%
Holding Companies-Diversified — 0.3%
HRG Group, Inc. 7.875%, 7/15/19	60,000	61,140
7.75%, 1/15/22	190,000	199,975
Leucadia National Corp. 5.50%, 10/18/23	150,000	161,584
Noble Group Ltd., 144A 6.75%, 1/29/20	250,000	101,875

		524,574

Energy — 11.8%
Coal — 0.4%
CONSOL Energy, Inc. 5.875%, 4/15/22	440,000	442,200
8.00%, 4/01/23	180,000	190,800
Murray Energy Corp., 144A 11.25%, 4/15/21	240,000	140,400
Peabody Energy Corp., 144A 6.00%, 3/31/22 (a)	200,000	205,750

		979,150

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 6.375%, 2/01/23	335,000	348,400

Oil & Gas — 7.8%
Antero Resources Corp. 5.375%, 11/01/21	230,000	234,887
5.125%, 12/01/22	60,000	60,450
5.625%, 6/01/23	420,000	429,450
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	250,000	255,625
Atwood Oceanics, Inc. 6.50%, 2/01/20 (a)	100,000	98,125
Baytex Energy Corp., 144A 5.625%, 6/01/24	150,000	127,875
California Resources Corp., 144A 8.00%, 12/15/22	480,000	266,400
Calumet Specialty Products Partners LP / Calumet Finance Corp. 11.50%, 1/15/21, 144A	120,000	139,800
6.50%, 4/15/21 (a)	245,000	236,119
Carrizo Oil & Gas, Inc. 7.50%, 9/15/20	330,000	335,775
6.25%, 4/15/23 (a)	120,000	117,000
Chesapeake Energy Corp. 6.625%, 8/15/20	200,000	201,000
8.00%, 12/15/22, 144A (a)	308,000	319,550
8.00%, 1/15/25, 144A (a)	487,000	471,172
8.00%, 6/15/27, 144A	100,000	95,500
Citgo Holding, Inc., 144A 10.75%, 2/15/20	230,000	246,675

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Oil & Gas (Continued)
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	$200,000	$203,000
Concho Resources, Inc. 5.50%, 10/01/22	120,000	123,675
5.50%, 4/01/23	120,000	123,675
4.375%, 1/15/25	350,000	365,750
Continental Resources, Inc. 5.00%, 9/15/22	380,000	383,325
4.50%, 4/15/23 (a)	300,000	296,250
3.80%, 6/01/24 (a)	215,000	201,025
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	235,000	211,500
5.50%, 5/01/22	145,000	67,062
4.625%, 7/15/23	120,000	53,400
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	125,000	125,469
Diamondback Energy, Inc. 5.375%, 5/31/25	270,000	278,775
Ensco PLC 4.50%, 10/01/24	341,000	250,635
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	320,000	237,200
6.375%, 6/15/23	100,000	57,500
8.00%, 11/29/24, 144A (a)	100,000	98,250
8.00%, 2/15/25, 144A	230,000	152,950
Gulfport Energy Corp. 6.00%, 10/15/24, 144A	175,000	172,375
6.375%, 5/15/25, 144A	100,000	98,750
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/01/24, 144A	172,000	163,400
5.75%, 10/01/25, 144A	78,000	75,660
Jupiter Resources, Inc., 144A 8.50%, 10/01/22	245,000	160,475
Laredo Petroleum, Inc. 5.625%, 1/15/22	120,000	120,150
7.375%, 5/01/22	84,000	86,625
MEG Energy Corp. 6.375%, 1/30/23, 144A	155,000	124,581
7.00%, 3/31/24, 144A	365,000	292,000
Murphy Oil Corp. 4.00%, 6/01/22	160,000	157,843
4.70%, 12/01/22	156,000	153,847
6.875%, 8/15/24	109,000	115,404
Nabors Industries, Inc. 5.00%, 9/15/20	320,000	320,800
4.625%, 9/15/21	200,000	190,876
5.50%, 1/15/23 (a)	60,000	56,336
Newfield Exploration Co. 5.75%, 1/30/22	270,000	286,200
5.625%, 7/01/24	60,000	64,200
5.375%, 1/01/26	180,000	189,000
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	325,000	252,681
Oasis Petroleum, Inc. 6.875%, 3/15/22 (a)	230,000	224,825

	Principal Amount	Value
Oil & Gas (Continued)
Pacific Drilling SA, 144A 5.375%, 6/01/20	$250,000	$91,250
Parsley Energy LLC / Parsley Finance Corp. 5.375%, 1/15/25, 144A	160,000	161,600
5.25%, 8/15/25, 144A	210,000	211,050
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23 (a)	120,000	120,900
7.25%, 6/15/25, 144A	100,000	99,250
PDC Energy, Inc. 7.75%, 10/15/22	100,000	104,125
6.125%, 9/15/24, 144A	100,000	103,000
Permian Resources LLC, 144A 13.00%, 11/30/20	125,000	145,000
Permian Resources LLC / AEPB Finance Corp., 144A 7.125%, 11/01/20	250,000	206,250
QEP Resources, Inc. 5.375%, 10/01/22	155,000	149,962
5.25%, 5/01/23	140,000	133,700
Range Resources Corp. 5.00%, 3/15/23, 144A	465,000	461,512
4.875%, 5/15/25	150,000	144,375
Rice Energy, Inc. 6.25%, 5/01/22	100,000	104,125
Rowan Cos., Inc. 4.875%, 6/01/22	110,000	100,375
7.375%, 6/15/25	175,000	159,250
RSP Permian, Inc. 6.625%, 10/01/22	150,000	156,562
5.25%, 1/15/25, 144A	150,000	151,125
Sanchez Energy Corp. 7.75%, 6/15/21 (a)	100,000	87,000
6.125%, 1/15/23 (a)	240,000	184,200
Seven Generations Energy Ltd. 8.25%, 5/15/20, 144A	100,000	104,500
6.75%, 5/01/23, 144A	160,000	167,400
6.875%, 6/30/23, 144A	160,000	167,200
SM Energy Co. 6.125%, 11/15/22 (a)	285,000	270,750
5.00%, 1/15/24	100,000	89,500
6.75%, 9/15/26 (a)	245,000	232,138
Southwestern Energy Co. 5.80%, 1/23/20 (a)	230,000	237,475
4.10%, 3/15/22 (a)	365,000	338,538
6.70%, 1/23/25	120,000	117,600
Sunoco LP / Sunoco Finance Corp. 5.50%, 8/01/20	285,000	293,707
6.25%, 4/15/21	155,000	161,588
6.375%, 4/01/23	185,000	195,869
Transocean, Inc. 5.80%, 10/15/22	200,000	190,500
9.00%, 7/15/23, 144A	203,000	216,703
Ultra Resources, Inc. 6.875%, 4/15/22, 144A	100,000	98,500
7.125%, 4/15/25, 144A	200,000	195,250

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Oil & Gas (Continued)
Whiting Petroleum Corp. 5.00%, 3/15/19	$165,000	$164,175
5.75%, 3/15/21 (a)	220,000	207,350
6.25%, 4/01/23 (a)	30,000	27,975
WPX Energy, Inc. 6.00%, 1/15/22	120,000	124,350
8.25%, 8/01/23 (a)	207,000	228,218
5.25%, 9/15/24	100,000	98,500

		17,173,269

Oil & Gas Services — 0.6%
Bristow Group, Inc. 6.25%, 10/15/22 (a)	100,000	62,750
CGG SA 6.50%, 6/01/21	250,000	93,750
SESI LLC 7.125%, 12/15/21	264,000	266,640
Weatherford International Ltd. 9.625%, 3/01/19	100,000	107,500
7.75%, 6/15/21	310,000	311,162
4.50%, 4/15/22	5,000	4,488
8.25%, 6/15/23	355,000	348,787
9.875%, 2/15/24, 144A	30,000	30,825

		1,225,902

Pipelines — 2.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. 5.875%, 10/01/20	120,000	122,250
6.25%, 10/15/22	380,000	403,750
6.375%, 5/01/24	220,000	240,350
5.25%, 1/15/25	170,000	180,838
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	450,000	514,125
5.875%, 3/31/25	236,000	254,585
5.125%, 6/30/27, 144A	250,000	259,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	65,000	67,437
5.75%, 4/01/25	185,000	188,006
DCP Midstream Operating LP 5.35%, 3/15/20, 144A	451,000	476,932
3.875%, 3/15/23	160,000	156,600
Energy Transfer Equity LP 7.50%, 10/15/20	220,000	249,425
5.875%, 1/15/24	211,000	228,408
5.50%, 6/01/27	285,000	304,950
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	245,000	249,288
6.50%, 10/01/25	125,000	123,125
NGPL PipeCo LLC 4.375%, 8/15/22, 144A	150,000	154,500
4.875%, 8/15/27, 144A	150,000	154,875
NuStar Logistics LP 5.625%, 4/28/27	150,000	159,375
Rockies Express Pipeline LLC 6.00%, 1/15/19, 144A	120,000	124,650

	Principal Amount	Value
Pipelines (Continued)
5.625%, 4/15/20, 144A	$220,000	$232,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	200,000	202,500
5.25%, 5/01/23	85,000	87,125
4.25%, 11/15/23	240,000	239,400
6.75%, 3/15/24	210,000	228,375
5.125%, 2/01/25, 144A	60,000	61,875
5.375%, 2/01/27, 144A	75,000	78,000
Williams Cos., Inc. 3.70%, 1/15/23	120,000	119,700
4.55%, 6/24/24	330,000	339,075

		6,201,544

Financial — 9.3%
Banks — 1.6%
CIT Group, Inc. 5.50%, 2/15/19, 144A	134,000	140,533
3.875%, 2/19/19	160,000	164,000
5.375%, 5/15/20	120,000	129,150
5.00%, 8/15/22	349,000	378,630
5.00%, 8/01/23	120,000	130,650
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	650,000	666,208
5.71%, 1/15/26, 144A	250,000	264,647
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	410,000	452,009
6.10%, 6/10/23	355,000	392,771
6.00%, 12/19/23	420,000	466,017
5.125%, 5/28/24	400,000	422,520

		3,607,135

Diversified Financial Services — 3.8%
Aircastle Ltd. 6.25%, 12/01/19	150,000	162,000
5.125%, 3/15/21	135,000	143,606
5.50%, 2/15/22	60,000	65,700
5.00%, 4/01/23	300,000	319,800
Ally Financial, Inc. 8.00%, 12/31/18	150,000	160,875
3.50%, 1/27/19	210,000	213,150
3.75%, 11/18/19	300,000	307,125
8.00%, 3/15/20	140,000	158,200
4.125%, 3/30/20	295,000	304,219
7.50%, 9/15/20	120,000	135,450
4.25%, 4/15/21	50,000	51,750
4.125%, 2/13/22	350,000	360,062
4.625%, 5/19/22	60,000	62,550
5.125%, 9/30/24 (a)	85,000	91,800
4.625%, 3/30/25	60,000	62,775
5.75%, 11/20/25 (a)	200,000	216,690
ASP AMC Merger Sub, Inc., 144A 8.00%, 5/15/25	100,000	95,500
Intelsat Connect Finance SA, 144A 12.50%, 4/01/22 (a)	150,000	143,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A 7.375%, 4/01/20	470,000	486,450

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc., 144A 5.75%, 9/15/25	$450,000	$472,500
Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/01/20	60,000	61,425
6.50%, 7/01/21	240,000	246,086
Navient Corp. Series MTN, 5.50%, 1/15/19	405,000	420,309
Series MTN, 4.875%, 6/17/19	170,000	176,163
Series MTN, 8.00%, 3/25/20	300,000	331,875
5.00%, 10/26/20	185,000	190,319
6.625%, 7/26/21	280,000	299,250
Series MTN, 7.25%, 1/25/22	120,000	131,550
5.50%, 1/25/23	450,000	456,188
7.25%, 9/25/23	100,000	108,960
Series MTN, 6.125%, 3/25/24	160,000	164,000
5.875%, 10/25/24	285,000	289,417
OneMain Financial Holdings LLC 6.75%, 12/15/19, 144A	200,000	209,500
7.25%, 12/15/21, 144A	145,000	152,431
Quicken Loans, Inc., 144A 5.75%, 5/01/25	260,000	273,650
Springleaf Finance Corp. 5.25%, 12/15/19	150,000	156,000
8.25%, 12/15/20	565,000	637,038
7.75%, 10/01/21	20,000	22,575
Walter Investment Management Corp. 7.875%, 12/15/21 (a)	100,000	56,000

		8,396,563

Insurance — 0.6%
Alliant Holdings Intermediate LLC, 144A 8.25%, 8/01/23	208,000	218,920
AssuredPartners, Inc., 144A 7.00%, 8/15/25	125,000	126,237
Genworth Holdings, Inc. 7.70%, 6/15/20 (a)	250,000	251,250
7.625%, 9/24/21	165,000	161,997
4.90%, 8/15/23	30,000	25,650
4.80%, 2/15/24	100,000	84,000
HUB International Ltd., 144A 7.875%, 10/01/21	390,000	406,458

		1,274,512

Real Estate — 0.3%
Howard Hughes Corp., 144A 5.375%, 3/15/25	200,000	200,632
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/01/21, 144A	300,000	313,500
4.875%, 6/01/23, 144A	145,000	148,625

		662,757

Real Estate Investment Trusts — 2.3%
Equinix, Inc. 4.875%, 4/01/20	60,000	61,594
5.375%, 1/01/22	396,000	415,800
5.375%, 4/01/23	180,000	188,550

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
5.75%, 1/01/25	$185,000	$199,800
5.875%, 1/15/26	180,000	198,000
5.375%, 5/15/27	250,000	269,687
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	350,000	361,375
FelCor Lodging LP 5.625%, 3/01/23	365,000	380,512
Iron Mountain, Inc. 6.00%, 10/01/20, 144A	340,000	352,750
6.00%, 8/15/23	160,000	170,600
5.75%, 8/15/24	300,000	307,515
iStar, Inc. 5.00%, 7/01/19	325,000	329,805
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	280,000	305,900
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	120,000	130,950
5.25%, 8/01/26	250,000	260,625
SBA Communications Corp. 4.875%, 7/15/22	305,000	316,438
4.875%, 9/01/24	225,000	232,875
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	14,000	13,060
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	270,000	271,350
8.25%, 10/15/23	270,000	265,167

		5,032,353

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/19	625,000	632,031
6.00%, 8/01/20	230,000	237,332
5.875%, 2/01/22	665,000	687,244
6.75%, 2/01/24	10,000	10,553

		1,567,160

Industrial — 8.3%
Aerospace/Defense — 1.3%
Arconic, Inc. 5.72%, 2/23/19	150,000	157,551
6.15%, 8/15/20	270,000	296,460
5.40%, 4/15/21	300,000	322,875
5.87%, 2/23/22	60,000	65,850
5.125%, 10/01/24	330,000	351,450
KLX, Inc., 144A 5.875%, 12/01/22	390,000	410,475
TransDigm, Inc. 5.50%, 10/15/20	100,000	101,655
6.00%, 7/15/22	283,000	293,612
6.50%, 7/15/24	120,000	124,950
6.50%, 5/15/25	180,000	185,850
6.375%, 6/15/26	350,000	360,938

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Aerospace/Defense (Continued)
Triumph Group, Inc., 144A 7.75%, 8/15/25	$100,000	$103,150

		2,774,816

Building Materials — 0.5%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	200,000	209,750
Standard Industries, Inc. 5.50%, 2/15/23, 144A	120,000	126,750
5.375%, 11/15/24, 144A	397,000	416,850
6.00%, 10/15/25, 144A	120,000	129,600
Standard Industries, Inc./NJ 5.125%, 2/15/21, 144A	110,000	114,125
5.00%, 2/15/27, 144A	60,000	61,650
USG Corp., 144A 4.875%, 6/01/27	150,000	154,125

		1,212,850

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc., 144A 5.50%, 6/15/25	150,000	157,875
General Cable Corp. 5.75%, 10/01/22	150,000	154,125

		312,000

Electronics — 0.1%
Ingram Micro, Inc. 5.45%, 12/15/24	125,000	127,388

Engineering & Construction — 0.3%
AECOM 5.75%, 10/15/22	120,000	126,013
5.875%, 10/15/24	483,000	530,696

		656,709

Environmental Control — 0.6%
CD&R Waterworks Merger Sub LLC, 144A 6.125%, 8/15/25	125,000	127,813
Clean Harbors, Inc. 5.125%, 6/01/21	500,000	510,000
Covanta Holding Corp. 5.875%, 3/01/24	200,000	200,500
5.875%, 7/01/25	60,000	59,700
GFL Environmental, Inc., 144A 9.875%, 2/01/21	300,000	324,000

		1,222,013

Machinery-Construction & Mining — 0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 144A 9.25%, 3/15/24	335,000	366,624
Vertiv Group Corp., 144A 9.25%, 10/15/24	210,000	234,675

		601,299

Machinery-Diversified — 0.5%
CNH Industrial Capital LLC 4.375%, 11/06/20 (a)	240,000	250,800

	Principal Amount	Value
Machinery-Diversified (Continued)
4.875%, 4/01/21	$60,000	$63,654
3.875%, 10/15/21	430,000	440,750
4.375%, 4/05/22	110,000	115,223
Welbilt, Inc. 9.50%, 2/15/24	200,000	231,500

		1,101,927

Metal Fabricate/Hardware — 0.3%
Novelis Corp. 6.25%, 8/15/24, 144A	180,000	190,575
5.875%, 9/30/26, 144A	350,000	365,750

		556,325

Miscellaneous Manufacturing — 1.0%
Amsted Industries, Inc., 144A 5.00%, 3/15/22	125,000	130,000
Bombardier, Inc. 4.75%, 4/15/19, 144A	120,000	123,000
7.75%, 3/15/20, 144A	490,000	537,922
8.75%, 12/01/21, 144A	280,000	318,760
5.75%, 3/15/22, 144A	60,000	61,425
6.00%, 10/15/22, 144A	60,000	61,125
6.125%, 1/15/23, 144A	270,000	277,679
7.50%, 3/15/25, 144A	390,000	416,081
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	365,000	375,877

		2,301,869

Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 6/30/21, 144A	50,000	51,525
4.625%, 5/15/23, 144A	350,000	360,937
7.25%, 5/15/24, 144A	250,000	276,712
6.00%, 2/15/25, 144A	400,000	427,000
Ball Corp. 5.00%, 3/15/22	60,000	64,425
5.25%, 7/01/25	605,000	661,719
Berry Plastics Corp. 5.125%, 7/15/23	350,000	366,188
BWAY Holding Co. 5.50%, 4/15/24, 144A	400,000	418,500
7.25%, 4/15/25, 144A	255,000	261,056
Coveris Holdings SA, 144A 7.875%, 11/01/19	275,000	267,438
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	100,000	105,000
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	207,000	215,668
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A	200,000	210,750
5.875%, 8/15/23, 144A	120,000	131,925
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	400,000	407,956
6.875%, 2/15/21	155,552	159,830

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Packaging & Containers (Continued)
5.125%, 7/15/23, 144A	$430,000	$448,679
7.00%, 7/15/24, 144A	310,000	332,669
Sealed Air Corp. 4.875%, 12/01/22, 144A	160,000	169,000
5.25%, 4/01/23, 144A	250,000	268,750
5.125%, 12/01/24, 144A	60,000	64,050
5.50%, 9/15/25, 144A	50,000	54,500

		5,724,277

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 12/15/21, 144A	170,000	175,525
5.00%, 11/15/25, 144A	100,000	108,500

		284,025

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	100,000	46,500
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	490,000	517,367
6.125%, 9/01/23, 144A	160,000	167,600

		731,467

Trucking & Leasing — 0.3%
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	660,000	690,525
5.50%, 2/15/24, 144A	60,000	62,550

		753,075

Technology — 5.7%
Computers — 1.5%
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	388,000	407,768
7.125%, 6/15/24, 144A (a)	370,000	410,042
Dell, Inc. 4.625%, 4/01/21	240,000	249,300
EMC Corp. 2.65%, 6/01/20	279,000	275,383
3.375%, 6/01/23	275,000	265,840
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	200,000	197,000
Harland Clarke Holdings Corp., 144A 9.25%, 3/01/21	78,000	79,297
NCR Corp. 5.00%, 7/15/22	300,000	307,500
6.375%, 12/15/23	195,000	208,894
Riverbed Technology, Inc., 144A 8.875%, 3/01/23	175,000	171,719
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	100,000	70,500
Western Digital Corp. 10.50%, 4/01/24	620,000	737,800

		3,381,043

Office/Business Equipment — 0.1%
CDW LLC / CDW Finance Corp. 5.50%, 12/01/24	255,000	280,819

	Principal Amount	Value
Semiconductors — 1.2%
Amkor Technology, Inc. 6.375%, 10/01/22	$264,000	$273,570
Micron Technology, Inc. 5.25%, 8/01/23, 144A	245,000	256,331
5.25%, 1/15/24, 144A	240,000	250,800
NXP BV / NXP Funding LLC 4.125%, 6/01/21, 144A	550,000	576,675
3.875%, 9/01/22, 144A	375,000	389,062
Qorvo, Inc. 6.75%, 12/01/23	280,000	305,900
7.00%, 12/01/25	30,000	34,125
Sensata Technologies BV 4.875%, 10/15/23, 144A	295,000	308,644
5.00%, 10/01/25, 144A	140,000	147,350

		2,542,457

Software — 2.9%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	300,000	311,250
CDK Global, Inc., 144A 4.875%, 6/01/27	300,000	305,250
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	200,000	206,500
First Data Corp. 7.00%, 12/01/23, 144A	910,000	982,800
5.00%, 1/15/24, 144A	420,000	438,896
5.75%, 1/15/24, 144A	650,000	686,562
Infor US, Inc. 5.75%, 8/15/20, 144A	150,000	154,125
6.50%, 5/15/22	280,000	287,000
Informatica LLC, 144A 7.125%, 7/15/23	150,000	151,500
MSCI, Inc. 5.25%, 11/15/24, 144A	60,000	64,200
5.75%, 8/15/25, 144A	120,000	131,088
4.75%, 8/01/26, 144A	300,000	312,000
Nuance Communications, Inc. 5.375%, 8/15/20, 144A	260,000	264,550
5.625%, 12/15/26, 144A	100,000	104,875
Open Text Corp. 5.625%, 1/15/23, 144A	195,000	206,456
5.875%, 6/01/26, 144A	230,000	249,838
Quintiles IMS, Inc. 4.875%, 5/15/23, 144A	235,000	245,575
5.00%, 10/15/26, 144A	250,000	262,500
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24 (a)	255,000	271,256
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	270,000	308,813
SS&C Technologies Holdings, Inc. 5.875%, 7/15/23	100,000	105,500
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/01/24	250,000	269,375

		6,319,909

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

	Principal Amount	Value
Utilities — 2.7%
Electric — 2.3%
AES Corp. 8.00%, 6/01/20	$48,000	$55,080
7.375%, 7/01/21	300,000	341,250
5.50%, 3/15/24	200,000	208,500
5.50%, 4/15/25	150,000	157,125
Calpine Corp. 6.00%, 1/15/22, 144A	100,000	103,500
5.375%, 1/15/23 (a)	225,000	214,875
5.50%, 2/01/24	265,000	246,781
5.75%, 1/15/25 (a)	300,000	276,660
5.25%, 6/01/26, 144A	225,000	221,625
DPL, Inc. 7.25%, 10/15/21	270,000	294,637
Dynegy, Inc. 7.375%, 11/01/22 (a)	400,000	415,000
7.625%, 11/01/24 (a)	170,000	176,162
8.00%, 1/15/25, 144A (a)	450,000	465,188
8.125%, 1/30/26, 144A	150,000	155,063
IPALCO Enterprises, Inc. 3.45%, 7/15/20	100,000	101,500
NRG Energy, Inc. 6.625%, 3/15/23	560,000	581,000
6.25%, 5/01/24 (a)	60,000	62,400
7.25%, 5/15/26	260,000	280,150
6.625%, 1/15/27	300,000	316,500
NRG Yield Operating LLC 5.375%, 8/15/24	200,000	210,000
Talen Energy Supply LLC 9.50%, 7/15/22, 144A	20,000	18,050
6.50%, 6/01/25	300,000	219,750

		5,120,796

	Principal Amount	Value
Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	$150,000	$156,375
5.50%, 5/20/25	135,000	137,363
5.875%, 8/20/26	140,000	143,500
5.75%, 5/20/27	136,000	138,040
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	200,000	193,500

		768,778

TOTAL CORPORATE BONDS (Cost $213,875,776)		215,997,184

	Number of Shares
SECURITIES LENDING COLLATERAL — 8.1%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.93% (b)(c) (Cost $17,754,544)	17,754,544	17,754,544

TOTAL INVESTMENTS — 106.2%
(Cost $231,630,320)		$233,751,728
Other assets and liabilities, net — (6.2%)		(13,540,212)

NET ASSETS — 100.0%		$220,211,516

(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $17,136,475, which is 7.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2017

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$215,997,184	$—	$215,997,184
Short-Term Investments	17,754,544	—	—	17,754,544

TOTAL	$17,754,544	$215,997,184	$—	$233,751,728

(d)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.

See Notes to Financial Statements.	32

This Page is Intentionally Left Blank

33

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2017

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Deutsche X-trackers USD High Yield Corporate Bond ETF
Assets
Investments in non-affiliated securities at value	$4,990,619	$4,813,007	$215,997,184
Investment in Deutsche Government & Agency Securities Portfolio*	—	—	17,754,544
Cash	672	1,648	2,661,440
Foreign currency at value	1,326	1,714	—
Unrealized appreciation on forward foreign currency exchange contracts	27,947	18,656	—
Receivables:
Investment securities sold	—	55,785	2,621,680
Interest	65,144	44,359	3,656,843
Securities lending income	—	—	15,641
Foreign tax reclaim	—	839	—

Total Assets	$5,085,708	$4,936,008	$242,707,332

Liabilities
Payable upon return of securities loaned	$—	$—	$17,754,544
Unrealized depreciation on forward foreign currency exchange contracts	42,876	37,813	—
Payables:
Investment securities purchased	—	—	4,697,375
Investment advisory fees	1,282	1,036	43,897

Total Liabilities	44,158	38,849	22,495,816

Net Assets, at value	$5,041,550	$4,897,159	$220,211,516

Net Assets Consist of
Paid-in capital	$5,009,594	$5,001,290	$217,738,925
Distributions in excess of net investment income	—	(20,509)	—
Undistributed net investment income	13,177	—	1,090,326
Accumulated net realized gain (loss)	(318,361)	(207,838)	(739,143)
Net unrealized appreciation (depreciation)	337,140	124,216	2,121,408

Net Assets, at value	$5,041,550	$4,897,159	$220,211,516

Number of Common Shares outstanding	100,001	100,001	4,300,001

Net Asset Value	$50.42	$48.97	$51.21

Investments in non-affiliated securities at cost	$4,641,428	$4,670,969	$213,875,776

Value of securities loaned	$—	$—	$17,136,475

Investment in Deutsche Government & Agency Securities Portfolio at cost*	$—	$—	$17,754,544

Foreign currency at cost	$1,330	$1,720	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Operations

For the Period Ended August 31, 2017

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF(1)	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF(1)	Deutsche X-trackers USD High Yield Corporate Bond ETF(2)
Investment Income
Unaffiliated interest income*	$55,807	$35,462	$6,903,223
Securities lending income, net of borrower rebates	—	—	70,820

Total Investment Income	55,807	35,462	6,974,043

Expenses
Investment advisory fees	12,738	10,398	299,608
Other expense	—	—	1,454

Total Expenses	12,738	10,398	301,062

Net Investment income (loss)	43,069	25,064	6,672,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	55,301	(9,817)	(18,875)
In-kind redemptions	—	—	517,327
Foreign currency transactions	(1,138)	3,154	—
Forward foreign currency exchange contracts	(310,613)	(159,978)	—
Payments by Affiliates (See note 9)	—	1,507	—

Net realized gain (loss)	(256,450)	(165,134)	498,452
Net change in unrealized appreciation (depreciation) on:
Investments	349,191	142,038	2,121,408
Foreign currency translations	2,878	1,335	—
Forward foreign currency exchange contracts	(14,929)	(19,157)	—

Net change in unrealized appreciation (depreciation)	337,140	124,216	2,121,408

Net realized and unrealized gain (loss) on investments and foreign currency transactions	80,690	(40,918)	2,619,860

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,759	$(15,854)	$9,292,841

* Unaffiliated foreign tax withheld	$177	$40	$—

(1)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(2)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Deutsche X-trackers USD High Yield Corporate Bond ETF
	For the Period October 25, 2016(1) to August 31, 2017	For the Period October 25, 2016(1) to August 31, 2017	For the Period December 7, 2016(1) to August 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$43,069	$25,064	$6,672,981
Net realized gain (loss)	(256,450)	(165,134)	498,452
Net change in net unrealized appreciation (depreciation)	337,140	124,216	2,121,408

Net increase (decrease) in net assets resulting from operations	123,759	(15,854)	9,292,841

Distributions to Shareholders from
Net investment income	(91,803)	(88,277)	(6,310,827)

Total distributions	(91,803)	(88,277)	(6,310,827)

Fund Shares Transactions
Proceeds from shares sold	5,009,544	5,001,240	275,645,051
Value of shares redeemed	—	—	(58,415,599)

Net increase (decrease) in net assets resulting from fund share transactions	5,009,544	5,001,240	217,229,452

Total net increase (decrease) in Net Assets	5,041,500	4,897,109	220,211,466

Net Assets
Beginning of period	50	50	50

End of period	$5,041,550	$4,897,159	$220,211,516

Distributions in excess of net investment income	$—	$(20,509)	$—

Undistributed net investment income	$13,177	$—	$1,090,326

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	100,000	100,000	5,450,000
Shares redeemed	—	—	(1,150,000)

Shares outstanding, end of period	100,001	100,001	4,300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.43
Net realized and unrealized gain (loss)	0.91

Total from investment operations	1.34

Less distributions from:
Net investment income	(0.92)

Total distributions	(0.92)

Net Asset Value, end of period	$50.42

Total Return (%)	2.72	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.30	*
Ratio of net investment income (loss) (%)	1.01	*
Portfolio turnover rate (%)(c)	36	**

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25
Net realized and unrealized gain (loss)	(0.40)

Total from investment operations	(0.15)

Less distributions from:
Net investment income	(0.88)

Total distributions	(0.88)

Net Asset Value, end of period	$48.97

Total Return (%)	(0.27	)(d)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	0.60	*
Portfolio turnover rate (%)(c)	44	**

(a)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.03%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers USD High Yield Corporate Bond ETF Selected Per Share Data	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.07
Net realized and unrealized gain (loss)	1.11

Total from investment operations	3.18

Less distributions from:
Net investment income	(1.97)

Total distributions	(1.97)

Net Asset Value, end of period	$51.21

Total Return (%)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	220
Ratio of expenses (%)	0.25	*
Ratio of net investment income (loss) (%)	5.57	*
Portfolio turnover rate (%)(c)	36	**

(a)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2017, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
Deutsche X-trackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Bats BZX Exchange (“Bats BZX”). Deutsche X-trackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Deutsche X-trackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond US Dollar Hedged Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond US Dollar Hedged Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the last calendar day of the preceding month. This means that no changes in the weights are made during the month to account for changes in the Underlying Index due to price movement of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar denominated high yield liquid corporate bonds. The Underlying Index is rebalanced on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

39

DBX ETF Trust

Notes to Financial Statements (Continued)

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued as their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

40

DBX ETF Trust

Notes to Financial Statements (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended August 31, 2017, the Funds did not incur any interest or penalties.

As of August 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$13,177	$(296,760)	$315,539	$31,956
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	6,380	(208,708)	98,197	(104,131)
Deutsche X-trackers USD High Yield Corporate Bond ETF	1,090,326	(84,013)	1,466,278	2,472,591

The tax character of dividends and distributions declared for the period ended August 31, 2017 are as follows:

Period Ended August 31, 2017
Ordinary Income*
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$91,803
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	88,277
Deutsche X-trackers USD High Yield Corporate Bond ETF	6,310,827

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

41

DBX ETF Trust

Notes to Financial Statements (Continued)

At August 31, 2017, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$10,951	$16,426	$27,377
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	4,130	6,196	10,326

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2017, the Funds incurred and will elect to defer net capital losses as follows:

	Post-October Losses on Capital	Late Year Ordinary Losses
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$269,383	$—
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	171,493	26,889
Deutsche X-trackers USD High Yield Corporate Bond ETF	84,013	—

In order to present paid-in capital accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to premium amortization on debt securities, redemptions-in-kind, foreign currency, excise tax paid and tax equalization utilized. For the period ended August 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-In Capital
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$61,911	$(61,911)	$—
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	42,704	(42,704)	—
Deutsche X-trackers USD High Yield Corporate Bond ETF	728,172	(1,237,595)	509,423

As of August 31, 2017, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$4,688,581	$312,661	$342,990	$(30,329)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	4,722,667	96,862	184,929	(88,067)
Deutsche X-trackers USD High Yield Corporate Bond ETF	232,285,450	1,466,278	3,683,818	(2,217,540)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of August 31, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

42

DBX ETF Trust

Notes to Financial Statements (Continued)

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended August 31, 2017, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of August 31, 2017 the Funds invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of August 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2017, Deutsche X-trackers USD High Yield Corporate Bond ETF had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

As of August 31, 2017, Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Exchange Contracts    Deutsche X-trackers Barclays International Corporate Bond Hedged ETF and Deutsche X-trackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended August 31, 2017, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a

43

DBX ETF Trust

Notes to Financial Statements (Continued)

foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract

A summary of the open forward currency contracts as of August 31, 2017 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the period ended August 31, 2017.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$27,947	Unrealized depreciation on forward foreign currency exchange contracts	$42,876
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$18,656	Unrealized depreciation on forward foreign currency exchange contracts	$37,813

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Forward Foreign Currency Exchange Contracts — Foreign Exchange Contracts
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$(310,613)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	(159,978)

Net Change in Unrealized Appreciation (Depreciation) on:

Forward Foreign Currency Exchange Contracts — Foreign Exchange Contracts
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$(14,929)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	(19,157)

For the period ended August 31, 2017 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$(4,958,732)
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	(4,738,254)

As of August 31, 2017, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

44

DBX ETF Trust

Notes to Financial Statements (Continued)

netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$27,947	$(27,947)	$—	$—	$42,876	$(27,947)	$—	$14,929

	$27,947	$(27,947)	$—	$—	$42,876	$(27,947)	$—	$14,929

Deutsche X-trackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$18,656	$(18,656)	$—	$—	$37,813	$(18,656)	$—	$19,157

	$18,656	$(18,656)	$—	$—	$37,813	$(18,656)	$—	$19,157

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	0.30%
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	0.25%
Deutsche X-trackers USD High Yield Corporate Bond ETF	0.25%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid the Independent Trustees the following types of fees: annual retainer fees and meeting fees to each Independent Trustee; retainer fees to the Independent Chairman of the Board and the Chairman of the Audit Committee; and meeting fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

45

DBX ETF Trust

Notes to Financial Statements (Continued)

4. Investment Portfolio Transactions

For the period ended August 31, 2017, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$6,372,112	$1,726,622
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	6,864,987	2,110,721
Deutsche X-trackers USD High Yield Corporate Bond ETF	58,593,582	53,007,728

For the period ended August 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers USD High Yield Corporate Bond ETF	$263,999,076	$55,915,192

5. Fund Share Transactions

As of August 31, 2017, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2017, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	95%
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	95%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Barclays International Corporate Bond Hedged ETF, Deutsche X-trackers Barclays International Treasury Bond Hedged ETF, Deutsche X-trackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds’ had no outstanding loans at August 31, 2017.

Pro-rata Share
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	1,050,000
Deutsche X-trackers USD High Yield Corporate Bond ETF	18,900,000

46

DBX ETF Trust

Notes to Financial Statements (Continued)

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Payments by Affiliates

During the period ended August 31, 2017, the Advisor agreed to reimburse the Deutsche X-trackers Barclays International Treasury Bond Hedged ETF $1,507 for a loss incurred on trades executed incorrectly. The amount of the loss was 0.03% of the Fund’s average net assets.

10. Fund Name Change

Effective October 2, 2017, the “Deutsche X-trackers” ETFs were renamed “Xtrackers” ETFs. As a result, the Funds were renamed as follows:

Old Fund Name	New Fund Name
Deutsche X-trackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Corporate Bond Hedged ETF
Deutsche X-trackers Barclays International Treasury Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF
Deutsche X-trackers USD High Yield Corporate Bond ETF	Xtrackers USD High Yield Corporate Bond ETF

47

DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To Board of Trustees and Shareholders of

DBX ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Xtrackers Barclays International Corporate Bond Hedged ETF (formerly Deutsche X-trackers Barclays International Corporate Bond Hedged ETF), Xtrackers Barclays International Treasury Bond Hedged ETF (formerly Deutsche X-trackers Barclays International Treasury Bond Hedged ETF) and Xtrackers USD High Yield Corporate Bond ETF (formerly Deutsche X-trackers USD High Yield Corporate Bond ETF) (three of the portfolios constituting the DBX ETF Trust (collectively, the “Funds”)) as of August 31, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF and Xtrackers USD High Yield Corporate Bond ETF at August 31, 2017, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

New York, New York

October 26, 2017

48

DBX ETF Trust

Trustees and Officers (Unaudited)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Independent Trustees
Stephen R. Byers (1953) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Board and Member of the Audit and Nominating Committees; formerly, Lead Independent Trustee	Trustee since 2011 (Chairman of the Board since 2016; formerly, Lead Independent Trustee, 2015-2016)	Independent Director (2011-present); Independent Consultant (2014-present); formerly, Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer (2002-2006).	35	The Arbitrage Funds; Sierra Income Corporation; Mutual Fund Directors Forum.
George O. Elston (1964) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Audit Committee and Member of the Nominating Committee	Trustee since 2011 (Chairman of the Audit Committee since 2015)	Chief Executive Officer, 2X Oncology, Inc. (2017-present); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35
J. David Officer (1948) 345 Park Avenue New York, New York 10154	Trustee, Chairman of the Nominating Committee and Member of the Audit Committee	Trustee since 2011 (Chairman of the Nominating Committee since 2015)	Independent Director (2010-present); formerly, Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	Ilex Partners (Asia), LLC; Old Westbury Funds.

49

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustee
Michael Gilligan (1966) 345 Park Avenue New York, New York 10154	Trustee Treasurer, Chief Financial Officer and Controller	Trustee since 2016; Treasurer, Chief Financial Officer and Controller since 2010	Director in the Finance Division at Deutsche Bank AG (2008-present); Manager, Treasurer and Chief Financial Officer of the Adviser (2010-present); Chief Financial Officer of Global Passive Asset Management Platform (2012-present).	35	The Adviser, DBX Strategic Advisors LLC and DB Commodity Services LLC

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Freddi Klassen (1975) 345 Park Avenue New York, New York 10154	President and Chief Executive Officer	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank AG and Chief Operating Officer in the Americas for the Passive Asset Management Department (2014-present) and Trading and Product Development teams (2016-present); Manager and Chief Operating Officer of the Adviser (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Fiona Bassett (1974) 345 Park Avenue New York, New York 10154	Chief Operating Officer	Since 2014	Managing Director in the Deutsche Asset Management Passive Asset Management Group at Deutsche Bank AG and Head of Passive Americas Asset Management Platform (2014-present); Manager and Chief Executive Officer and Chief Investment Officer of the Adviser (2014-present); Managing Director, COO Global Key Projects and Integration at Deutsche Asset Management (2012-2014); Managing Director at Deutsche Bank AG (2004-2012).

50

DBX ETF Trust

Trustees and Officers (Unaudited) (Continued)

Name, Year of Birth and Address	Position(s) Held with Fund	Terms of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Frank Gecsedi (1967) 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Director in the Deutsche Asset Management Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Adviser (2010-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards (1978) 345 Park Avenue New York New York 10154	Vice President	Since 2016	Director in the Deutsche Asset Management Division at Deutsche Bank A.G. and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Also at Deutsche Bank, Mr. Richards served as the primary portfolio manager for the PowerShares DB Commodity ETFs until their sale in 2015.
Leslie Lowenbraun (1953) 60 Wall Street New York, New York 10005	Secretary	Since 2016	Vice President in U.S. Retail Passive Legal of Deutsche Asset Management at Deutsche Bank AG (2014-present) and Chief Legal Officer of the Adviser (2017 to present); Counsel at Skadden, Arps, Slate, Meagher & Flom LLP (2005-2014).

Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Funds’ SAI includes additional information about the Funds’ Trustees and is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com

51

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

52

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

53

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

Carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.Xtrackers.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

Deutsche X-trackers USD High Yield Corporate Bond ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Barclays Bank PLC and its affiliates (“Barclays”) are not the issuer or producer of Deutsche X-trackers Barclays International Treasury Bond Hedged ETF or Deutsche X-trackers Barclays International Corporate Bond Hedged ETF (the “Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-052201-1 (10/17) DBX002886 (10/18)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $168,680 for 2017 and $92,000 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $25,000 for 2017 and $0 for 2016. These services consisted of security counts related to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $123,242 for 2017 and $166,985 for 2016.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $72,043 for 2016.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              DBX ETF Trust

By (Signature and Title)*       /s/ Freddi Klassen

                                                 Freddi Klassen

                                                 President and Chief Executive Officer

Date                            10/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Freddi Klassen

                                                 Freddi Klassen

                                                 President and Chief Executive Officer

Date                            10/31/2017

By (Signature and Title)*       /s/ Michael Gilligan

                                                 Michael Gilligan

                                                 Treasurer, Chief Financial Officer and Controller

Date                            10/31/2017

* Print the name and title of each signing officer under his or her signature.